UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number    811-22019
                                                  ---------------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  630-765-8000
                                                    ---------------

Date of fiscal year end:  July 31
                         ----------------

Date of reporting period: October 31, 2012
                         ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------
                   COMMON STOCKS -- 99.9%
                   AUTO COMPONENTS -- 5.3%
           17,658  BorgWarner, Inc. (a)                         $   1,162,249
          300,332  Goodyear Tire & Rubber (The) Co. (a)             3,426,788
          133,615  Johnson Controls, Inc.                           3,440,586
          168,192  Lear Corp.                                       7,164,979
          145,413  TRW Automotive Holdings Corp. (a)                6,763,159
           54,896  Visteon Corp. (a)                                2,420,914
                                                                -------------
                                                                   24,378,675
                                                                -------------
                   AUTOMOBILES -- 4.2%
          644,622  Ford Motor Co.                                   7,193,982
          214,567  General Motors Co. (a)                           5,471,458
          174,999  Thor Industries, Inc.                            6,655,212
                                                                -------------
                                                                   19,320,652
                                                                -------------
                   BUILDING PRODUCTS -- 1.4%
          235,319  Fortune Brands Home & Security,
                       Inc. (a)                                     6,692,472
                                                                -------------
                   COMMERCIAL SERVICES & SUPPLIES -- 0.3%
           61,821  KAR Auction Services, Inc. (a)                   1,236,420
                                                                -------------
                   DISTRIBUTORS -- 1.8%
           19,996  Genuine Parts Co.                                1,251,350
          344,031  LKQ Corp. (a)                                    7,186,807
                                                                -------------
                                                                    8,438,157
                                                                -------------
                   DIVERSIFIED CONSUMER SERVICES -- 2.1%
          279,261  DeVry, Inc.                                      7,333,394
           70,418  H&R Block, Inc.                                  1,246,398
           90,665  Service Corp. International                      1,272,937
                                                                -------------
                                                                    9,852,729
                                                                -------------
                   FOOD & STAPLES RETAILING -- 1.9%
           36,552  Costco Wholesale Corp.                           3,597,813
           66,144  Wal-Mart Stores, Inc.                            4,962,123
                                                                -------------
                                                                    8,559,936
                                                                -------------
                   HOTELS, RESTAURANTS & LEISURE -- 8.5%
           74,125  Bally Technologies, Inc. (a)                     3,700,320
          138,283  Brinker International, Inc.                      4,259,116
           66,997  Carnival Corp.                                   2,537,846
           65,669  Darden Restaurants, Inc.                         3,455,503
           93,228  International Game Technology                    1,197,048
           31,211  Marriott International, Inc.                     1,138,577
           28,564  Panera Bread Co., Class A (a)                    4,817,033
          113,205  Penn National Gaming, Inc. (a)                   4,576,878
          161,582  Royal Caribbean Cruises Ltd.                     5,440,466


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   HOTELS, RESTAURANTS & LEISURE (CONTINUED)
           63,165  Starwood Hotels & Resorts Worldwide,
                       Inc.                                     $   3,275,105
          269,690  Wendy's (The) Co.                                1,151,576
           46,507  Wyndham Worldwide Corp.                          2,343,953
           18,395  Yum! Brands, Inc.                                1,289,674
                                                                -------------
                                                                   39,183,095
                                                                -------------
                   HOUSEHOLD DURABLES -- 6.7%
          308,168  D.R. Horton, Inc.                                6,459,201
           58,474  Garmin Ltd. (b)                                  2,221,427
          105,749  Harman International Industries, Inc.            4,434,055
          120,287  Jarden Corp.                                     5,990,293
           35,098  Lennar Corp., Class A (b)                        1,315,122
           15,251  Mohawk Industries, Inc. (a)                      1,273,001
            2,890  NVR, Inc. (a)                                    2,611,809
           40,828  Tempur-Pedic International, Inc. (a)             1,079,492
           58,876  Whirlpool Corp.                                  5,751,008
                                                                -------------
                                                                   31,135,408
                                                                -------------
                   INTERNET & CATALOG RETAIL -- 1.8%
           14,395  Amazon.com, Inc. (a)                             3,351,444
           42,197  Expedia, Inc.                                    2,495,953
          131,929  Liberty Interactive Corp., Class A (a)           2,638,580
                                                                -------------
                                                                    8,485,977
                                                                -------------
                   INTERNET SOFTWARE & SERVICES -- 1.1%
          100,918  eBay, Inc. (a)                                   4,873,330
                                                                -------------
                   LEISURE EQUIPMENT & PRODUCTS -- 2.2%
           31,976  Hasbro, Inc. (b)                                 1,150,816
           68,810  Mattel, Inc.                                     2,530,832
           78,595  Polaris Industries, Inc.                         6,641,278
                                                                -------------
                                                                   10,322,926
                                                                -------------
                   MACHINERY -- 1.7%
           67,920  Snap-on, Inc.                                    5,252,254
           42,322  WABCO Holdings, Inc. (a)                         2,478,799
                                                                -------------
                                                                    7,731,053
                                                                -------------
                   MEDIA -- 20.3%
           56,082  AMC Networks, Inc., Class A (a)                  2,620,151
          153,987  Cablevision Systems Corp., Class A               2,682,453
          100,772  CBS Corp., Class B                               3,265,013
           48,775  Charter Communications, Inc.,
                       Class A (a)                                  3,775,673


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS (CONTINUED)
                   MEDIA (CONTINUED)
           54,407  Cinemark Holdings, Inc.                      $   1,343,309
          177,815  Comcast Corp., Class A                           6,669,841
           69,814  DIRECTV (a)                                      3,568,193
           61,427  Discovery Communications, Inc.,
                       Class A (a)                                  3,625,421
           39,868  DISH Network Corp., Class A                      1,420,497
           63,461  DreamWorks Animation SKG, Inc.,
                       Class A (a) (b)                              1,292,701
          206,256  Gannett Co., Inc.                                3,485,726
          219,487  Interpublic Group of Cos. (The), Inc.            2,216,819
           53,117  John Wiley & Sons, Inc., Class A                 2,304,215
           98,804  Lamar Advertising Co., Class A (a)               3,878,057
           80,352  Liberty Global, Inc., Class A (a)                4,823,531
           46,900  Liberty Media Corp. - Liberty Capital,
                       Class A (a)                                  5,237,323
          121,217  Madison Square Garden (The) Co.,
                       Class A (a)                                  4,989,292
           44,710  McGraw-Hill (The) Cos., Inc.                     2,471,569
          149,400  News Corp., Class A                              3,573,648
           47,337  Omnicom Group, Inc.                              2,267,916
           86,734  Regal Entertainment Group, Class A (b)           1,332,234
           59,792  Scripps Networks Interactive, Class A            3,630,570
        1,884,706  Sirius XM Radio, Inc. (a)                        5,277,177
           51,350  Time Warner Cable, Inc.                          5,089,298
           26,919  Time Warner, Inc.                                1,169,631
           45,544  Viacom, Inc., Class B                            2,335,041
           82,960  Virgin Media, Inc. (b)                           2,716,110
           70,028  Walt Disney (The) Co.                            3,436,274
           10,085  Washington Post (The) Co., Class B (b)           3,363,448
                                                                -------------
                                                                   93,861,131
                                                                -------------
                   MULTILINE RETAIL -- 5.9%
           87,887  Dillard's, Inc., Class A                         6,767,299
           47,355  Dollar General Corp. (a)                         2,302,400
           25,271  Dollar Tree, Inc. (a)                            1,007,555
           36,813  Family Dollar Stores, Inc.                       2,428,185
           95,303  Kohl's Corp.                                     5,077,744
           97,316  Macy's, Inc.                                     3,704,820
           44,232  Nordstrom, Inc.                                  2,511,051
           57,681  Target Corp.                                     3,677,164
                                                                -------------
                                                                   27,476,218
                                                                -------------
                   PERSONAL PRODUCTS -- 0.5%
           39,641  Estee Lauder (The) Cos., Inc., Class A           2,442,679
                                                                -------------


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   PROFESSIONAL SERVICES -- 0.3%
           40,706  Nielsen Holdings N.V. (a)                    $   1,177,218
                                                                -------------
                   ROAD & RAIL -- 0.8%
          266,645  Hertz Global Holdings, Inc. (a)                  3,538,379
                                                                -------------
                   SPECIALTY RETAIL -- 26.1%
          228,550  Aaron's, Inc.                                    7,046,196
           71,954  Abercrombie & Fitch Co., Class A                 2,200,353
          301,517  American Eagle Outfitters, Inc.                  6,292,660
          170,678  Ascena Retail Group, Inc. (a)                    3,379,424
          145,546  AutoNation, Inc. (a) (b)                         6,462,242
           43,122  CarMax, Inc. (a)                                 1,455,367
          350,965  Chico's FAS, Inc.                                6,527,949
           94,144  Dick's Sporting Goods, Inc.                      4,707,200
           75,368  DSW, Inc., Class A                               4,717,283
          179,042  Foot Locker, Inc.                                5,997,907
          302,665  GameStop Corp., Class A (b)                      6,909,842
          177,641  Gap (The), Inc.                                  6,345,336
          192,029  Guess?, Inc.                                     4,758,479
           80,858  Home Depot (The), Inc.                           4,963,064
           49,547  Limited Brands, Inc.                             2,372,806
           80,711  Lowe's Cos., Inc.                                2,613,422
           53,074  PetSmart, Inc.                                   3,523,583
           56,681  Ross Stores, Inc.                                3,454,707
           48,639  Sally Beauty Holdings, Inc. (a)                  1,171,227
          100,110  Signet Jewelers Ltd.                             5,181,694
          551,734  Staples, Inc.                                    6,353,217
           19,721  Tiffany & Co.                                    1,246,762
           81,738  TJX (The) Cos., Inc.                             3,402,753
           64,273  Tractor Supply Co.                               6,185,634
           25,344  Ulta Salon Cosmetics & Fragrance, Inc.           2,337,224
          169,222  Urban Outfitters, Inc. (a)                       6,051,379
          111,017  Williams-Sonoma, Inc.                            5,132,316
                                                                -------------
                                                                  120,790,026
                                                                -------------
                   TEXTILES, APPAREL & LUXURY GOODS -- 7.0%
           90,665  Carter's, Inc. (a)                               4,901,350
          173,471  Deckers Outdoor Corp. (a) (b)                    4,966,475
          114,838  Hanesbrands, Inc. (a)                            3,843,628
           12,858  NIKE, Inc., Class B                              1,174,964
           52,085  PVH Corp.                                        5,728,829
            8,070  Ralph Lauren Corp.                               1,240,278
          113,845  Under Armour, Inc., Class A (a) (b)              5,949,540
           30,631  VF Corp.                                         4,793,139
                                                                -------------
                                                                   32,598,203
                                                                -------------
                   TOTAL COMMON STOCKS -- 99.9%                   462,094,684
                   (Cost $427,293,430)                          -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES              DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   MONEY MARKET FUND -- 0.1%
          567,873  Morgan Stanley Institutional Liquidity
                     Funds - Treasury Portfolio -
                     Institutional Class - 0.03% (c)            $     567,873
                   (Cost $567,873)                              -------------

                   COLLATERAL FOR SECURITIES ON LOAN -- 5.7%
                   MONEY MARKET FUND -- 1.2%
        5,421,299  Goldman Sachs Financial Square Treasury
                     Instruments Fund, 0.001% (c)                   5,421,299
                   (Cost $5,421,299)

    PRINCIPAL
      VALUE
-----------------

                   REPURCHASE AGREEMENT -- 4.5%
$      20,831,146  JPMorgan Chase & Co., 0.18% (c), dated
                     10/31/12, due 11/01/12, with a maturity
                     value of $20,831,250. Collateralized by
                     U.S. Treasury Note, interest rate of
                     0.375%, due 03/15/15. The value of the
                     collateral including accrued interest is
                     $21,270,185.                                  20,831,146
                   (Cost $20,831,146)                           -------------
                   TOTAL COLLATERAL FOR SECURITIES ON
                     LOAN - 5.7%                                   26,252,445
                   (Cost $26,252,445)                           -------------

                   TOTAL INVESTMENTS -- 105.7%                    488,915,002
                   (Cost $454,113,748) (d)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (5.7)%                         (26,566,923)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 462,348,079
                                                                =============


(a)  Non-income producing security.

(b) All or a portion of this security is on loan. (See Note C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $25,691,393 and the total value of the collateral held by the Fund is $26,252,445.

(c)  Interest rate shown reflects yield as of October 31, 2012.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $48,586,667 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,785,413.



-----------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
-------------------------------------------------------------------------------

Common Stocks*              $462,094,684        $         --       $     --
Money Market Fund              5,989,172                  --             --
Repurchase Agreement                  --          20,831,146             --
                          -----------------------------------------------------
Total Investments           $468,083,856        $ 20,831,146       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES            DESCRIPTION                                          VALUE
--------------------------------------------------------------------------------

                  COMMON STOCKS -- 99.9%
                  BEVERAGES -- 15.7%
        161,941   Beam, Inc.                                    $   8,997,442
        108,799   Brown-Forman Corp., Class B                       6,969,664
        297,976   Coca-Cola Enterprises, Inc.                       9,368,366
        288,032   Constellation Brands, Inc., Class A (a)          10,179,051
        159,434   Dr. Pepper Snapple Group, Inc.                    6,831,747
        315,173   Molson Coors Brewing Co., Class B                13,596,563
         43,881   PepsiCo, Inc.                                     3,038,320
                                                                -------------
                                                                   58,981,153
                                                                -------------
                  FOOD & STAPLES RETAILING -- 25.7%
        366,550   CVS Caremark Corp.                               17,007,920
        296,163   Fresh Market (The), Inc. (a)                     16,795,404
        301,585   Kroger (The) Co.                                  7,605,974
      1,103,065   Safeway, Inc.                                    17,990,990
        297,976   Sysco Corp.                                       9,258,114
        389,645   Walgreen Co.                                     13,727,194
        145,773   Whole Foods Market, Inc.                         13,809,076
                                                                -------------
                                                                   96,194,672
                                                                -------------
                  FOOD PRODUCTS -- 45.1%
        522,395   Archer-Daniels-Midland Co.                       14,021,082
        211,770   Bunge Ltd.                                       15,042,023
        203,888   Campbell Soup Co.                                 7,191,130
        868,430   Dean Foods Co. (a)                               14,624,361
        153,917   Flowers Foods, Inc.                               3,030,626
         77,941   General Mills, Inc.                               3,123,875
        747,605   Green Mountain Coffee Roasters, Inc. (a)         18,062,137
         55,510   H. J. Heinz Co.                                   3,192,380
         43,810   Hershey (The) Co.                                 3,016,318
        318,675   Hormel Foods Corp.                                9,410,473
        321,766   Ingredion, Inc.                                  19,775,738
         35,981   J.M. Smucker (The) Co.                            3,081,413
        150,197   McCormick & Co., Inc.                             9,255,139
        335,173   Mondelez International, Inc., Class A             8,895,491
        903,233   Smithfield Foods, Inc. (a)                       18,489,180
      1,107,890   Tyson Foods, Inc., Class A                       18,623,631
                                                                -------------
                                                                  168,834,997
                                                                -------------
                  HOUSEHOLD PRODUCTS -- 7.7%
         57,532   Church & Dwight Co., Inc.                         2,920,324
         66,213   Colgate-Palmolive Co.                             6,949,716
        124,882   Energizer Holdings, Inc.                          9,112,640
         82,766   Kimberly-Clark Corp.                              6,906,823
         44,775   Procter & Gamble (The) Co.                        3,100,221
                                                                -------------
                                                                   28,989,724
                                                                -------------


SHARES            DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                  SPECIALTY RETAIL -- 3.8%
        364,351   GNC Holdings, Inc., Class A                   $  14,089,453
                                                                -------------
                  TOBACCO -- 1.9%
         78,930   Philip Morris International, Inc.                 6,990,041
                                                                -------------
                  TOTAL COMMON STOCKS -- 99.9%                    374,080,040
                  (Cost $374,045,810)

                  MONEY MARKET FUND -- 0.2%
        647,833   Morgan Stanley Institutional Liquidity
                    Funds - Treasury Portfolio -
                    Institutional Class - 0.03% (b)                   647,833
                  (Cost $647,833)                               -------------

                  TOTAL INVESTMENTS -- 100.1%                     374,727,873
                  (Cost $374,693,643) (c)
                  NET OTHER ASSETS AND
                   LIABILITIES -- (0.1)%                             (212,530)
                                                                -------------
                  NET ASSETS -- 100.0%                          $ 374,515,343
                                                                =============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,707,129 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,672,899.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $374,080,040        $         --       $     --
Money Market Fund                647,833                  --             --
                          -----------------------------------------------------
Total Investments           $374,727,873        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               ENERGY EQUIPMENT & SERVICES -- 34.2%
       34,247  Atwood Oceanics, Inc. (a)                        $   1,637,007
       68,835  Baker Hughes, Inc.                                   2,889,005
       27,764  Cameron International Corp. (a)                      1,405,969
       39,031  Diamond Offshore Drilling, Inc.                      2,702,506
       56,502  Dresser-Rand Group, Inc. (a)                         2,911,548
       16,816  FMC Technologies, Inc. (a)                             687,774
       76,240  Halliburton Co.                                      2,461,790
       89,922  Helmerich & Payne, Inc.                              4,298,272
      110,958  Nabors Industries Ltd. (a)                           1,496,823
       19,431  National Oilwell Varco, Inc.                         1,432,065
       28,178  Oceaneering International, Inc.                      1,474,555
       39,185  Oil States International, Inc. (a)                   2,864,423
      270,616  Patterson-UTI Energy, Inc.                           4,378,567
       23,051  Rowan Cos. PLC, Class A (a)                            730,947
      216,033  RPC, Inc.                                            2,475,738
       10,763  Schlumberger Ltd.                                      748,351
        9,337  SEACOR Holdings, Inc. (a)                              818,948
      208,630  Superior Energy Services, Inc. (a)                   4,241,448
       61,890  Unit Corp. (a)                                       2,497,262
                                                                -------------
                                                                   42,152,998
                                                                -------------
               METALS & MINING -- 2.2%
       79,136  Walter Energy, Inc.                                  2,766,595
                                                                -------------
               OIL, GAS & CONSUMABLE FUELS -- 63.5%
       36,011  Apache Corp.                                         2,979,910
       34,670  Cabot Oil & Gas Corp.                                1,628,797
      226,880  Chesapeake Energy Corp.                              4,596,589
       36,728  Chevron Corp.                                        4,047,793
       43,868  Cimarex Energy Co.                                   2,508,372
       27,222  ConocoPhillips                                       1,574,793
       51,802  CONSOL Energy, Inc.                                  1,821,358
       10,123  Continental Resources, Inc. (a)                        727,439
      192,672  Denbury Resources, Inc. (a)                          2,953,662
       51,464  Devon Energy Corp.                                   2,995,719
       13,888  EOG Resources, Inc.                                  1,617,813
       17,023  Exxon Mobil Corp.                                    1,551,987
       47,810  Hess Corp.                                           2,498,551
      103,740  HollyFrontier Corp.                                  4,007,476
      105,289  Marathon Oil Corp.                                   3,164,987
       57,029  Marathon Petroleum Corp.                             3,132,603
       57,992  Murphy Oil Corp.                                     3,479,520
      136,688  Newfield Exploration Co. (a)                         3,706,978
       29,850  Occidental Petroleum Corp.                           2,356,956
      192,066  Peabody Energy Corp.                                 5,358,641
       92,329  Phillips 66                                          4,354,236
       14,910  Pioneer Natural Resources Co.                        1,575,241
       20,777  Plains Exploration & Production Co. (a)                740,908
       24,587  QEP Resources, Inc.                                    713,023


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       11,141  Range Resources Corp.                            $     728,176
      613,781  SandRidge Energy, Inc. (a)                           3,817,718
       14,390  SM Energy Co.                                          775,909
       61,304  Tesoro Corp.                                         2,311,774
       81,087  Valero Energy Corp.                                  2,359,632
       65,719  Whiting Petroleum Corp. (a)                          2,761,512
       21,856  World Fuel Services Corp.                              758,403
       46,913  WPX Energy, Inc. (a)                                   794,706
                                                                -------------
                                                                   78,401,182
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                       123,320,775
               (Cost $124,732,695)

               MONEY MARKET FUND -- 0.1%
       69,674  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                       69,674
               (Cost $69,674)                                   -------------

               TOTAL INVESTMENTS -- 100.0%                        123,390,449
               (Cost $124,802,369) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                   (48,370)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 123,342,079
                                                                =============

(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,413,219 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,825,139.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



--------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $123,320,775        $         --       $     --
Money Market Fund                 69,674                  --             --
                          -----------------------------------------------------
TOTAL INVESTMENTS           $123,390,449        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               CAPITAL MARKETS -- 13.0%
        9,367  Affiliated Managers Group, Inc. (a)              $   1,184,926
      169,166  American Capital Ltd. (a)                            1,994,467
        6,568  Ameriprise Financial, Inc.                             383,374
      112,021  Ares Capital Corp.                                   1,955,887
       65,848  Bank of New York Mellon (The) Corp.                  1,627,104
        4,176  BlackRock, Inc.                                        792,104
      169,259  E*TRADE Financial Corp. (a)                          1,415,005
       12,858  Eaton Vance Corp.                                      361,824
       55,680  Federated Investors, Inc., Class B                   1,294,003
        9,211  Franklin Resources, Inc.                             1,177,166
       10,134  Goldman Sachs Group (The), Inc.                      1,240,300
       29,801  Invesco Ltd.                                           724,760
      122,036  Janus Capital Group, Inc.                            1,037,306
      108,802  Jefferies Group, Inc.                                1,549,340
       25,478  Lazard Ltd., Class A                                   750,582
       30,177  Legg Mason, Inc.                                       768,910
       13,048  LPL Financial Holdings, Inc.                           381,002
       68,818  Morgan Stanley                                       1,196,057
       10,160  Raymond James Financial, Inc.                          387,502
       34,737  SEI Investments Co.                                    760,046
       35,498  State Street Corp.                                   1,582,146
        5,882  T. Rowe Price Group, Inc.                              381,977
       48,454  TD Ameritrade Holding Corp.                            760,243
       22,727  Waddell & Reed Financial, Inc., Class A                757,491
                                                                -------------
                                                                   24,463,522
                                                                -------------
               COMMERCIAL BANKS -- 14.7%
       87,540  Associated Banc-Corp.                                1,128,391
        8,163  Bank of Hawaii Corp.                                   360,478
       30,262  BankUnited, Inc.                                       717,512
       22,459  BB&T Corp.                                             650,188
       12,601  BOK Financial Corp.                                    739,049
      253,303  CapitalSource, Inc.                                  2,003,627
       14,459  City National Corp.                                    738,855
       37,102  Comerica, Inc.                                       1,106,011
        9,233  Commerce Bancshares, Inc.                              351,593
        6,484  Cullen/Frost Bankers, Inc.                             358,565
       54,546  East West Bancorp, Inc.                              1,161,284
       96,065  Fifth Third Bancorp                                  1,395,824
        9,144  First Citizens BancShares, Inc., Class A             1,543,050
       92,285  First Niagara Financial Group, Inc.                    764,120
       10,807  First Republic Bank                                    371,220
      116,956  Fulton Financial Corp.                               1,136,812
      216,024  Huntington Bancshares, Inc.                          1,380,393
      170,421  KeyCorp                                              1,434,945
        3,913  M&T Bank Corp.                                         407,343


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
       23,606  PNC Financial Services Group, Inc.               $   1,373,633
       85,370  Popular, Inc. (a)                                    1,650,202
      160,115  Regions Financial Corp.                              1,043,950
       22,205  Signature Bank (a)                                   1,581,884
       13,171  SunTrust Banks, Inc.                                   358,251
      157,118  Synovus Financial Corp.                                384,939
       10,857  U.S. Bancorp                                           360,561
       37,164  Valley National Bancorp                                361,977
       33,363  Wells Fargo & Co.                                    1,124,000
       72,095  Zions Bancorporation                                 1,547,880
                                                                -------------
                                                                   27,536,537
                                                                -------------
               CONSUMER FINANCE -- 1.9%
        6,549  American Express Co.                                   366,548
       20,206  Capital One Financial Corp.                          1,215,795
       28,997  Discover Financial Services                          1,188,877
       47,376  SLM Corp.                                              832,870
                                                                -------------
                                                                    3,604,090
                                                                -------------
               DIVERSIFIED FINANCIAL SERVICES -- 8.8%
      217,446  Bank of America Corp.                                2,026,597
       25,332  CBOE Holdings, Inc.                                    747,041
       58,680  Citigroup, Inc.                                      2,194,045
       33,513  CME Group, Inc.                                      1,874,382
       82,171  Interactive Brokers Group, Inc., Class A             1,170,937
       36,795  JPMorgan Chase & Co.                                 1,533,615
       50,638  Leucadia National Corp.                              1,149,483
       33,721  Moody's Corp.                                        1,624,003
       10,404  MSCI, Inc. (a)                                         280,284
       82,441  NASDAQ OMX Group (The), Inc.                         1,962,920
       77,892  NYSE Euronext                                        1,928,606
                                                                -------------
                                                                   16,491,913
                                                                -------------
               INSURANCE -- 37.0%
       15,239  ACE Ltd.                                             1,198,547
       24,060  Aflac, Inc.                                          1,197,707
        5,566  Alleghany Corp. (a)                                  1,934,742
       24,855  Allied World Assurance Co. Holdings AG               1,995,856
       37,603  Allstate (The) Corp.                                 1,503,368
       50,660  American Financial Group, Inc.                       1,965,608
       58,556  American International Group,  Inc. (a)              2,045,361
       20,737  American National Insurance Co.                      1,515,045
       28,486  Aon PLC                                              1,536,820
       46,111  Arch Capital Group Ltd. (a)                          2,035,801
       41,583  Arthur J. Gallagher & Co.                            1,473,701
       48,852  Aspen Insurance Holdings Ltd.                        1,580,362


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       51,476  Assurant, Inc.                                   $   1,946,308
      140,973  Assured Guaranty Ltd.                                1,958,115
       54,983  Axis Capital Holdings Ltd.                           1,991,484
        8,444  Berkshire Hathaway, Inc., Class B (a)                  729,139
       28,567  Brown & Brown, Inc.                                    729,887
       15,102  Chubb (The) Corp.                                    1,162,552
        9,834  Cincinnati Financial Corp.                             391,787
       55,578  CNA Financial Corp.                                  1,632,882
       19,344  Endurance Specialty Holdings Ltd.                      784,399
       17,951  Everest Re Group, Ltd.                               1,993,459
       69,635  Fidelity National Financial, Inc., Class A           1,490,885
      220,271  Genworth Financial, Inc., Class A (a)                1,312,815
       19,989  Hanover Insurance Group (The), Inc.                    721,803
       38,309  Hartford Financial Services Group
                   (The), Inc.                                        831,688
       43,951  HCC Insurance Holdings, Inc.                         1,566,414
       12,125  Kemper Corp.                                           375,875
       15,394  Lincoln National Corp.                                 381,617
        9,024  Loews Corp.                                            381,535
          811  Markel Corp. (a)                                       382,743
       33,952  Marsh & McLennan Cos., Inc.                          1,155,387
      189,539  MBIA, Inc. (a)                                       1,876,436
       29,806  Mercury General Corp.                                1,208,037
       55,717  MetLife, Inc.                                        1,977,396
       25,849  PartnerRe Ltd.                                       2,093,769
       42,763  Principal Financial Group, Inc.                      1,177,693
       21,231  ProAssurance Corp.                                   1,898,051
       17,954  Progressive (The) Corp.                                400,374
       73,256  Protective Life Corp.                                1,999,889
       27,325  Prudential Financial, Inc.                           1,558,891
       33,178  Reinsurance Group of America, Inc.                   1,755,780
       24,923  RenaissanceRe Holdings Ltd.                          2,027,735
       61,461  StanCorp Financial Group, Inc.                       2,111,185
       29,007  Torchmark Corp.                                      1,467,464
       21,820  Travelers (The) Cos., Inc.                           1,547,911
       19,374  Unum Group                                             392,905
       56,621  Validus Holdings Ltd.                                2,027,032
       30,729  W. R. Berkley Corp.                                  1,195,051
        1,451  White Mountains Insurance Group Ltd.                   743,928
                                                                -------------
                                                                   69,363,219
                                                                -------------
               IT SERVICES -- 8.2%
       13,526  Alliance Data Systems Corp. (a)                      1,934,894
       31,922  Broadridge Financial Solutions, Inc.                   732,610


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES (CONTINUED)
       61,500  Fidelity National Information
                   Services, Inc.                               $   2,021,505
       15,561  Fiserv, Inc. (a)                                     1,166,141
       42,858  FleetCor Technologies, Inc. (a)                      2,031,898
        8,902  Global Payments, Inc.                                  380,560
       30,437  Jack Henry & Associates, Inc.                        1,156,606
       53,406  Lender Processing Services, Inc.                     1,287,619
        2,553  MasterCard, Inc., Class A                            1,176,754
       62,848  Total System Services, Inc.                          1,413,452
       11,093  Visa, Inc., Class A                                  1,539,265
       40,875  Western Union Co.                                      519,113
                                                                -------------
                                                                   15,360,417
                                                                -------------
               MEDIA -- 0.2%
        5,946  Morningstar, Inc.                                      374,479
                                                                -------------
               PROFESSIONAL SERVICES -- 1.1%
        9,354  Dun & Bradstreet (The) Corp.                           758,048
       24,732  Equifax, Inc.                                        1,237,589
                                                                -------------
                                                                    1,995,637
                                                                -------------
               REAL ESTATE INVESTMENT TRUSTS -- 11.1%
       21,524  American Capital Agency Corp.                          710,722
       16,138  American Tower Corp.                                 1,215,030
        6,733  Boston Properties, Inc.                                715,718
      708,501  Chimera Investment Corp.                             1,891,698
      102,300  CommonWealth REIT                                    1,402,533
        5,467  Equity Lifestyle Properties, Inc.                      368,093
       57,746  Extra Space Storage, Inc.                            1,991,660
        3,537  Federal Realty Investment Trust                        381,395
       52,837  Hatteras Financial Corp.                             1,440,865
       25,900  HCP, Inc.                                            1,147,370
       15,660  Hospitality Properties Trust                           362,059
        8,315  Kilroy Realty Corp.                                    369,269
      175,233  MFA Financial, Inc.                                  1,431,654
       16,987  Plum Creek Timber Co., Inc.                            745,729
       23,506  Rayonier, Inc.                                       1,152,029
       23,642  Regency Centers Corp.                                1,135,289
       17,098  Senior Housing Properties Trust                        375,814
        2,453  Simon Property Group, Inc.                             373,371
       23,035  Tanger Factory Outlet Centers, Inc.                    724,911
        9,706  Taubman Centers, Inc.                                  762,406
       73,453  Weyerhaeuser Co.                                     2,033,914
                                                                -------------
                                                                   20,731,529
                                                                -------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.5%
       50,439  Alexander & Baldwin, Inc. (a)                        1,459,200
       80,905  CBRE Group, Inc., Class A (a)                        1,457,908
       10,481  Howard Hughes (The) Corp. (a)                          733,670
        9,754  Jones Lang LaSalle, Inc.                               758,276


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT & DEVELOPMENT
                   (CONTINUED)
       19,096  St. Joe (The) Co. (a)                            $     378,101
                                                                -------------
                                                                    4,787,155
                                                                -------------
               SOFTWARE -- 0.2%
        3,862  FactSet Research Systems, Inc.                         349,704
                                                                -------------
               THRIFTS & MORTGAGE FINANCE -- 1.2%
       52,594  New York Community Bancorp, Inc.                       728,953
       61,345  People's United Financial, Inc.                        737,981
       44,703  Washington Federal, Inc.                               750,116
                                                                -------------
                                                                    2,217,050
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                       187,275,252
               (Cost $184,021,052)

               MONEY MARKET FUND -- 0.2%
      256,113  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      256,113
               (Cost $256,113)                                  -------------

               TOTAL INVESTMENTS -- 100.1%                        187,531,365
               (Cost $184,277,165) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (117,260)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 187,414,105
                                                                =============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,932,320 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,678,120.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $187,275,252        $         --       $     --
Money Market Fund                256,113                  --             --
                          -----------------------------------------------------
Total Investments           $187,531,365        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.8%
               BIOTECHNOLOGY -- 23.0%
      143,692  Alexion Pharmaceuticals, Inc. (a)                $  12,986,883
      144,873  Amgen, Inc.                                         12,538,034
      678,970  Ariad Pharmaceuticals, Inc. (a)                     14,631,803
       61,382  Biogen Idec, Inc. (a)                                8,484,220
       75,822  BioMarin Pharmaceutical, Inc. (a)                    2,808,447
       79,916  Celgene Corp. (a)                                    5,859,441
      184,098  Gilead Sciences, Inc. (a)                           12,364,022
      291,709  Medivation, Inc. (a)                                14,912,164
      453,100  Myriad Genetics, Inc. (a)                           11,857,627
      194,529  Onyx Pharmaceuticals, Inc. (a)                      15,243,292
      107,679  Regeneron Pharmaceuticals, Inc. (a)                 15,322,722
      218,517  United Therapeutics Corp. (a)                        9,979,671
      109,244  Vertex Pharmaceuticals, Inc. (a)                     5,269,931
                                                                -------------
                                                                  142,258,257
                                                                -------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 18.0%
      469,898  Alere, Inc. (a)                                      9,022,042
       50,649  Baxter International, Inc.                           3,172,147
       38,857  Becton, Dickinson & Co.                              2,940,698
      107,526  CareFusion Corp. (a)                                 2,855,891
       96,951  Cooper (The) Cos., Inc.                              9,305,357
      154,126  Covidien PLC                                         8,469,224
       80,039  DENTSPLY International, Inc.                         2,948,637
       85,300  Edwards Lifesciences Corp. (a)                       7,406,599
      420,200  Hill-Rom Holdings, Inc.                             11,803,418
       61,457  IDEXX Laboratories, Inc. (a)                         5,912,163
      212,392  Medtronic, Inc.                                      8,831,259
      301,733  ResMed, Inc.                                        12,051,216
      160,782  Sirona Dental Systems, Inc. (a)                      9,206,377
       72,462  St. Jude Medical, Inc.                               2,772,396
      109,694  Stryker Corp.                                        5,769,904
      135,442  Zimmer Holdings, Inc.                                8,696,731
                                                                -------------
                                                                  111,164,059
                                                                -------------
               HEALTH CARE PROVIDERS & SERVICES -- 41.5%
      308,363  Aetna, Inc.                                         13,475,463
      179,790  AMERIGROUP Corp. (a)                                16,422,018
      156,675  Cardinal Health, Inc.                                6,444,043
      335,569  Catamaran Corp. (a)                                 15,825,434
      194,151  Cigna Corp.                                          9,901,701
      419,046  Community Health Systems, Inc. (a)                  11,490,241
      292,898  Coventry Health Care, Inc.                          12,782,069
      117,859  DaVita HealthCare Partners, Inc. (a)                13,261,495
      262,465  Express Scripts Holding Co. (a)                     16,152,096
      494,371  HCA Holdings, Inc.                                  14,045,080
      727,708  Health Management Associates, Inc.,
                   Class A (a)                                      5,312,268


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
      271,236  Health Net, Inc. (a)                             $   5,836,999
       77,074  Henry Schein, Inc. (a)                               5,686,520
      174,069  Humana, Inc.                                        12,928,105
      384,240  LifePoint Hospitals, Inc. (a)                       13,579,042
       35,490  McKesson Corp.                                       3,311,572
       82,006  MEDNAX, Inc. (a)                                     5,656,774
       89,863  Omnicare, Inc.                                       3,102,969
       89,153  Patterson Cos., Inc.                                 2,977,710
       96,260  Quest Diagnostics, Inc.                              5,556,127
      655,418  Tenet Healthcare Corp. (a)                          15,467,865
      165,285  UnitedHealth Group, Inc.                             9,255,960
      267,022  Universal Health Services, Inc., Class B            11,052,040
      464,417  VCA Antech, Inc. (a)                                 9,093,285
      283,364  WellPoint, Inc.                                     17,364,546
                                                                -------------
                                                                  255,981,422
                                                                -------------
               HEALTH CARE TECHNOLOGY -- 0.5%
      245,793  Allscripts Healthcare Solutions, Inc. (a)            3,175,646
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 5.3%
       85,817  Bio-Rad Laboratories, Inc., Class A (a)              8,697,553
      231,269  Charles River Laboratories International,
                   Inc. (a)                                         8,630,959
      124,974  Life Technologies Corp. (a)                          6,112,479
      155,672  Thermo Fisher Scientific, Inc.                       9,505,332
                                                                -------------
                                                                   32,946,323
                                                                -------------
               PHARMACEUTICALS -- 11.5%
       89,052  Abbott Laboratories                                  5,834,687
       90,454  Bristol-Myers Squibb Co.                             3,007,596
      128,786  Eli Lilly & Co.                                      6,262,863
       96,246  Endo Health Solutions, Inc. (a)                      2,758,410
      342,912  Forest Laboratories, Inc. (a)                       11,559,564
      135,388  Merck & Co., Inc.                                    6,177,754
      501,030  Mylan, Inc. (a)                                     12,696,100
       26,278  Perrigo Co.                                          3,022,233
      122,843  Pfizer, Inc.                                         3,055,105
      193,020  Watson Pharmaceuticals, Inc. (a)                    16,590,069
                                                                -------------
                                                                   70,964,381
                                                                -------------
               TOTAL COMMON STOCKS -- 99.8%                       616,490,088
               (Cost $595,003,511)

               MONEY MARKET FUND -- 0.1%
      384,127  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      384,127
               (Cost $384,127)                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


               DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 99.9%                       $ 616,874,215
               (Cost $595,387,638) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                   683,476
                                                                -------------
               NET ASSETS -- 100.0%                             $ 617,557,691
                                                                =============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $38,406,939 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,920,362.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $616,490,088        $         --       $     --
Money Market Fund                384,127                  --             --
                          -----------------------------------------------------
Total Investments           $616,874,215        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 17.5%
       37,341  Alliant Techsystems, Inc.                        $   2,139,266
        8,887  B/E Aerospace, Inc. (a)                                400,715
        5,377  Boeing (The) Co.                                       378,756
      101,418  Engility Holdings, Inc. (a)                          1,926,942
      180,964  Exelis, Inc.                                         2,001,462
       22,640  General Dynamics Corp.                               1,541,331
       12,527  Honeywell International, Inc.                          767,154
       26,094  L-3 Communications Holdings, Inc.                    1,925,737
        8,015  Lockheed Martin Corp.                                  750,765
       28,168  Northrop Grumman Corp.                               1,934,860
       26,189  Raytheon Co.                                         1,481,250
       50,549  Spirit AeroSystems Holdings, Inc.,
                   Class A (a)                                        790,081
       42,900  Textron, Inc.                                        1,081,509
       14,445  TransDigm Group, Inc.                                1,924,218
       29,939  Triumph Group, Inc.                                  1,958,609
                                                                -------------
                                                                   21,002,655
                                                                -------------
               AIR FREIGHT & LOGISTICS -- 2.3%
       22,113  FedEx Corp.                                          2,034,175
       55,566  UTi Worldwide, Inc.                                    771,812
                                                                -------------
                                                                    2,805,987
                                                                -------------
               AIRLINES -- 2.3%
       13,815  Copa Holdings SA, Class A                            1,282,308
      170,688  Southwest Airlines Co.                               1,505,468
                                                                -------------
                                                                    2,787,776
                                                                -------------
               COMMERCIAL SERVICES & SUPPLIES -- 7.0%
       11,761  Avery Dennison Corp.                                   380,821
       36,132  Cintas Corp.                                         1,510,679
       40,494  Copart, Inc. (a)                                     1,165,822
       21,809  Covanta Holding Corp.                                  396,488
       27,079  Pitney Bowes, Inc.                                     388,854
       70,610  R.R. Donnelley & Sons Co.                              707,512
       54,414  Republic Services, Inc.                              1,542,637
       16,000  Rollins, Inc.                                          362,720
       27,138  Tyco International Ltd.                                729,198
       12,371  Waste Connections, Inc.                                406,140
       23,331  Waste Management, Inc.                                 763,857
                                                                -------------
                                                                    8,354,728
                                                                -------------
               COMPUTERS & PERIPHERALS -- 1.5%
       84,098  Lexmark International, Inc., Class A                 1,787,924
                                                                -------------
               CONSTRUCTION & ENGINEERING -- 6.1%
       88,430  AECOM Technology Corp. (a)                           1,898,592
       19,650  Chicago Bridge & Iron Co. N.V.                         737,858
       26,598  Fluor Corp.                                          1,485,498


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CONSTRUCTION & ENGINEERING (CONTINUED)
       27,769  Jacobs Engineering Group, Inc. (a)               $   1,071,606
       62,749  KBR, Inc.                                            1,748,187
       15,151  Quanta Services, Inc. (a)                              392,865
                                                                -------------
                                                                    7,334,606
                                                                -------------
               ELECTRICAL EQUIPMENT -- 9.2%
       42,227  AMETEK, Inc.                                         1,501,170
       29,386  Babcock & Wilcox (The) Co. (a)                         757,277
       19,943  Cooper Industries PLC                                1,494,528
       15,506  Emerson Electric Co.                                   750,956
       38,213  General Cable Corp. (a)                              1,090,217
      208,139  GrafTech International Ltd. (a)                      2,187,541
       13,905  Hubbell, Inc., Class B                               1,164,127
       15,929  Regal-Beloit Corp.                                   1,038,252
       10,217  Roper Industries, Inc.                               1,115,390
                                                                -------------
                                                                   11,099,458
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 1.5%
       74,940  FLIR Systems, Inc.                                   1,456,084
        7,852  Trimble Navigation Ltd. (a)                            370,458
                                                                -------------
                                                                    1,826,542
                                                                -------------
               ENERGY EQUIPMENT & SERVICES -- 0.6%
       15,423  Tidewater, Inc.                                        732,747
                                                                -------------
               INDUSTRIAL CONGLOMERATES -- 2.8%
        8,099  3M Co.                                                 709,472
       28,832  Carlisle Cos., Inc.                                  1,601,618
       13,572  Danaher Corp.                                          702,079
       16,479  General Electric Co.                                   347,048
                                                                -------------
                                                                    3,360,217
                                                                -------------
               IT SERVICES -- 3.6%
       21,376  Accenture PLC, Class A                               1,440,956
        6,380  Automatic Data Processing, Inc.                        368,700
      135,102  Booz Allen Hamilton Holding Corp.                    1,807,665
       22,436  Genpact Ltd.                                           395,098
       11,242  Paychex, Inc.                                          364,578
                                                                -------------
                                                                    4,376,997
                                                                -------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.3%
        2,192  Mettler-Toledo International, Inc. (a)                 371,259
                                                                -------------
               MACHINERY -- 29.4%
       39,410  AGCO Corp. (a)                                       1,793,549
        4,350  Caterpillar, Inc.                                      368,923
       38,611  CNH Global N.V. (a)                                  1,729,773
       51,027  Colfax Corp. (a)                                     1,754,819


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
        9,076  Deere & Co.                                      $     775,453
       10,782  Donaldson Co., Inc.                                    347,935
       25,163  Dover Corp.                                          1,464,990
       31,668  Eaton Corp.                                          1,495,363
       14,648  Flowserve Corp.                                      1,984,658
       24,780  Gardner Denver, Inc.                                 1,717,997
       14,886  Graco, Inc.                                            715,421
       18,229  Harsco Corp.                                           364,398
       17,919  IDEX Corp.                                             762,095
       18,878  Illinois Tool Works, Inc.                            1,157,788
       25,049  Ingersoll-Rand PLC                                   1,178,054
       50,463  Kennametal, Inc.                                     1,787,399
        9,583  Lincoln Electric Holdings, Inc.                        415,615
      140,268  Manitowoc (The) Co., Inc.                            1,998,819
       19,175  Nordson Corp.                                        1,131,900
       54,573  Oshkosh Corp. (a)                                    1,636,099
       28,054  PACCAR, Inc.                                         1,215,860
       17,683  Pall Corp.                                           1,113,322
       17,910  Parker Hannifin Corp.                                1,408,801
        4,908  Stanley Black & Decker, Inc.                           340,124
       33,147  Terex Corp. (a)                                        747,465
       47,038  Toro (The) Co.                                       1,985,944
       62,435  Trinity Industries, Inc.                             1,952,967
       18,644  Wabtec Corp.                                         1,526,944
       14,880  Xylem, Inc.                                            360,989
                                                                -------------
                                                                   35,233,464
                                                                -------------
               MARINE -- 1.0%
       20,309  Kirby Corp. (a)                                      1,167,361
                                                                -------------
               OFFICE ELECTRONICS -- 2.3%
      254,928  Xerox Corp.                                          1,641,736
       29,947  Zebra Technologies Corp., Class A (a)                1,075,996
                                                                -------------
                                                                    2,717,732
                                                                -------------
               PROFESSIONAL SERVICES -- 1.9%
       30,508  Manpower, Inc.                                       1,157,473
       21,163  Towers Watson & Co., Class A                         1,136,665
                                                                -------------
                                                                    2,294,138
                                                                -------------
               ROAD & RAIL -- 6.6%
       54,693  Con-way, Inc.                                        1,592,113
       54,106  CSX Corp.                                            1,107,550
        7,191  J.B. Hunt Transport Services, Inc.                     422,112
        9,877  Kansas City Southern                                   794,703
       23,526  Norfolk Southern Corp.                               1,443,320
       38,324  Ryder System, Inc.                                   1,729,179
        6,306  Union Pacific Corp.                                    775,827
                                                                -------------
                                                                    7,864,804
                                                                -------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TRADING COMPANIES & DISTRIBUTORS -- 4.0%
       55,034  Air Lease Corp. (a)                              $   1,145,808
       17,636  GATX Corp.                                             731,188
       22,882  United Rentals, Inc. (a)                               930,382
        3,592  W.W. Grainger, Inc.                                    723,465
       19,628  WESCO International, Inc. (a)                        1,273,465
                                                                -------------
                                                                    4,804,308
                                                                -------------
               TOTAL INVESTMENTS -- 99.9%                         119,922,703
               (Cost $117,634,314) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                    71,420
                                                                -------------
               NET ASSETS -- 100.0%                             $ 119,994,123
                                                                =============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,950,897 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,662,508.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $119,922,703        $         --       $     --
                          =====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               BUILDING PRODUCTS -- 6.2%
       91,457  Lennox International, Inc.                       $   4,577,423
      293,882  Masco Corp.                                          4,434,679
       66,091  Owens Corning, Inc. (a)                              2,219,997
                                                                -------------
                                                                   11,232,099
                                                                -------------
               CHEMICALS -- 48.2%
       26,741  Air Products and Chemicals, Inc.                     2,073,230
       41,979  Albemarle Corp.                                      2,313,463
      120,944  Cabot Corp.                                          4,324,957
       24,876  CF Industries Holdings, Inc.                         5,104,307
       76,376  Dow Chemical (The) Co.                               2,237,817
       20,164  E.I. du Pont de Nemours & Co.                          897,701
       77,582  Eastman Chemical Co.                                 4,595,958
       15,640  Ecolab, Inc.                                         1,088,544
       59,899  FMC Corp.                                            3,205,795
      222,183  Huntsman Corp.                                       3,341,632
      154,430  Intrepid Potash, Inc. (a)                            3,355,764
      370,056  Kronos Worldwide, Inc.                               4,940,248
      107,021  LyondellBasell Industries N.V., Class A              5,713,851
       36,444  Monsanto Co.                                         3,136,735
       57,580  Mosaic (The) Co.                                     3,013,737
       22,429  NewMarket Corp.                                      6,085,212
       38,513  PPG Industries, Inc.                                 4,509,102
       94,911  Rockwood Holdings, Inc.                              4,356,415
      116,229  RPM International, Inc.                              3,098,665
       37,126  Sherwin-Williams (The) Co.                           5,293,425
       78,838  Valspar (The) Corp.                                  4,417,293
       74,863  W.R. Grace & Co. (a)                                 4,803,210
       75,674  Westlake Chemical Corp.                              5,755,764
                                                                -------------
                                                                   87,662,825
                                                                -------------
               CONSTRUCTION MATERIALS -- 0.6%
       12,230  Martin Marietta Materials, Inc.                      1,006,651
                                                                -------------
               CONTAINERS & PACKAGING -- 11.2%
       19,600  AptarGroup, Inc.                                     1,005,088
       23,955  Ball Corp.                                           1,025,993
       32,207  Bemis Co., Inc.                                      1,064,441
       27,580  Crown Holdings, Inc. (a)                             1,054,935
       50,055  Greif, Inc., Class A                                 2,100,308
      121,844  Packaging Corp. of America                           4,297,438
       76,594  Rock-Tenn Co., Class A                               5,605,915
       65,562  Sealed Air Corp.                                     1,063,415
       23,296  Silgan Holdings, Inc.                                1,008,950
       71,359  Sonoco Products Co.                                  2,221,406
                                                                -------------
                                                                   20,447,889
                                                                -------------
               MACHINERY -- 6.4%
      148,779  Timken (The) Co.                                     5,875,283
       42,044  Valmont Industries, Inc.                             5,680,144
                                                                -------------
                                                                   11,555,427
                                                                -------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               METALS & MINING -- 22.5%
      374,612  Alcoa, Inc.                                      $   3,210,425
      103,988  Allegheny Technologies, Inc.                         2,740,084
       56,618  Allied Nevada Gold Corp. (a)                         2,090,336
       42,267  Carpenter Technology Corp.                           2,054,599
      141,289  Cliffs Natural Resources, Inc.                       5,124,552
      251,303  Commercial Metals Co.                                3,457,929
       83,809  Freeport-McMoRan Copper & Gold, Inc.                 3,258,494
       26,491  Nucor Corp.                                          1,063,084
       84,488  Reliance Steel & Aluminum Co.                        4,591,078
       44,305  Royal Gold, Inc.                                     3,902,384
       64,362  Southern Copper Corp.                                2,452,192
      295,124  Steel Dynamics, Inc.                                 3,733,319
       79,000  Titanium Metals Corp.                                  925,090
      115,965  United States Steel Corp.                            2,364,526
                                                                -------------
                                                                   40,968,092
                                                                -------------
               PAPER & FOREST PRODUCTS -- 4.8%
       70,617  Domtar Corp.                                         5,631,706
       60,888  International Paper Co.                              2,181,617
       33,123  MeadWestvaco Corp.                                     983,422
                                                                -------------
                                                                    8,796,745
                                                                -------------
               TOTAL COMMON STOCKS -- 99.9%                       181,669,728
               (Cost $179,569,520)

               MONEY MARKET FUND -- 0.1%
      165,345  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      165,345
               (Cost $165,345)                                  -------------

               TOTAL INVESTMENTS -- 100.0%                        181,835,073
               (Cost $179,734,865) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                   (84,023)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 181,751,050
                                                                =============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,809,624 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,709,416.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $181,669,728        $         --       $     --
Money Market Fund                165,345                  --             --
                          -----------------------------------------------------
Total Investments           $181,835,073        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               COMMUNICATIONS EQUIPMENT -- 10.1%
      389,521  Brocade Communications Systems, Inc. (a)         $   2,064,461
      120,651  Cisco Systems, Inc.                                  2,067,958
      133,980  EchoStar Corp., Class A (a)                          4,255,205
        6,933  F5 Networks, Inc. (a)                                  571,834
       56,646  Harris Corp.                                         2,593,254
       42,388  Juniper Networks, Inc. (a)                             702,369
       28,688  Motorola Solutions, Inc.                             1,482,596
      233,912  Polycom, Inc. (a)                                    2,343,798
       23,224  QUALCOMM, Inc.                                       1,360,346
       62,319  Riverbed Technology, Inc. (a)                        1,151,032
                                                                -------------
                                                                   18,592,853
                                                                -------------
               COMPUTERS & PERIPHERALS -- 10.8%
        5,747  Apple, Inc.                                          3,420,040
      389,646  Dell, Inc.                                           3,596,432
       68,356  Diebold, Inc.                                        2,033,591
       26,600  EMC Corp. (a)                                          649,572
       95,857  Fusion-io, Inc. (a)                                  2,262,225
      124,470  NCR Corp. (a)                                        2,648,721
       22,064  NetApp, Inc. (a)                                       593,522
       33,413  SanDisk Corp. (a)                                    1,395,327
       99,147  Western Digital Corp.                                3,393,802
                                                                -------------
                                                                   19,993,232
                                                                -------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 17.4%
       24,645  Amphenol Corp., Class A                              1,481,904
      113,902  Arrow Electronics, Inc. (a)                          4,012,767
      132,002  Avnet, Inc. (a)                                      3,781,857
      292,007  Corning, Inc.                                        3,431,082
       88,598  Dolby Laboratories, Inc., Class A (a)                2,798,811
      190,505  Ingram Micro, Inc., Class A (a)                      2,895,676
       50,636  IPG Photonics Corp. (a)                              2,687,759
      154,989  Jabil Circuit, Inc.                                  2,687,509
       87,682  Molex, Inc.                                          2,277,102
       64,118  Tech Data Corp. (a)                                  2,841,069
      390,648  Vishay Intertechnology, Inc. (a)                     3,234,565
                                                                -------------
                                                                   32,130,101
                                                                -------------
               INTERNET SOFTWARE & SERVICES -- 14.3%
       60,213  Akamai Technologies, Inc. (a)                        2,287,492
      108,988  AOL, Inc. (a)                                        3,741,558
       18,644  Equinix, Inc. (a)                                    3,363,564
        5,088  Google, Inc., Class A (a)                            3,458,670
       55,732  IAC/InterActiveCorp                                  2,694,642
       24,105  LinkedIn Corp., Class A (a)                          2,577,548
       58,104  Rackspace Hosting, Inc. (a)                          3,700,644
       59,594  Verisign, Inc. (a)                                   2,209,149


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INTERNET SOFTWARE & SERVICES (CONTINUED)
      144,226  Yahoo!, Inc. (a)                                 $   2,424,439
                                                                -------------
                                                                   26,457,706
                                                                -------------
               IT SERVICES -- 7.2%
       69,829  Amdocs Ltd.                                          2,309,245
       20,756  Cognizant Technology Solutions Corp.,
                   Class A (a)                                      1,383,387
       51,289  DST Systems, Inc.                                    2,925,525
       31,471  Gartner, Inc. (a)                                    1,460,569
        3,501  International Business Machines Corp.                  681,050
       72,480  NeuStar, Inc., Class A (a)                           2,652,043
       60,240  SAIC, Inc.                                             662,038
       19,229  Teradata Corp. (a)                                   1,313,533
                                                                -------------
                                                                   13,387,390
                                                                -------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                   19.4%
       37,039  Analog Devices, Inc.                                 1,448,595
      206,365  Applied Materials, Inc.                              2,187,469
      551,587  Atmel Corp. (a)                                      2,573,153
       41,615  Avago Technologies Ltd.                              1,374,544
       20,987  Broadcom Corp., Class A                                661,825
       28,443  Cree, Inc. (a)                                         862,676
      175,619  Fairchild Semiconductor International,
                   Inc. (a)                                         2,065,280
      169,495  Intel Corp.                                          3,665,329
       60,818  KLA-Tencor Corp.                                     2,829,253
       22,832  Lam Research Corp. (a)                                 808,253
      209,935  LSI Corp. (a)                                        1,438,055
      419,454  Marvell Technology Group Ltd.                        3,309,492
       54,497  Maxim Integrated Products, Inc.                      1,500,030
      385,281  Micron Technology, Inc. (a)                          2,090,149
      108,750  NVIDIA Corp. (a)                                     1,301,738
       19,740  Silicon Laboratories, Inc. (a)                         797,891
       61,577  Skyworks Solutions, Inc. (a)                         1,440,902
      270,042  Teradyne, Inc. (a)                                   3,948,014
       52,649  Texas Instruments, Inc.                              1,478,910
                                                                -------------
                                                                   35,781,558
                                                                -------------
               SOFTWARE -- 17.8%
      204,351  Activision Blizzard, Inc.                            2,225,382
       22,358  Adobe Systems, Inc. (a)                                760,172
       31,399  ANSYS, Inc. (a)                                      2,225,561
       89,426  CA, Inc.                                             2,013,874
      225,533  Cadence Design Systems, Inc. (a)                     2,855,248
        9,479  Citrix Systems, Inc. (a)                               585,897
      146,688  Compuware Corp. (a)                                  1,270,318
       39,353  Concur Technologies, Inc. (a)                        2,606,349
       30,075  Fortinet, Inc. (a)                                     582,553
       60,178  NetSuite, Inc. (a)                                   3,821,905


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       29,142  Nuance Communications, Inc. (a)                  $     648,701
       23,047  Oracle Corp.                                           715,609
       12,738  Red Hat, Inc. (a)                                      626,328
       49,991  Rovi Corp. (a)                                         676,378
        9,505  Salesforce.com, Inc. (a)                             1,387,540
       68,899  Solarwinds, Inc. (a)                                 3,485,600
      128,176  Symantec Corp. (a)                                   2,331,521
       69,840  Synopsys, Inc. (a)                                   2,248,848
       47,986  TIBCO Software, Inc. (a)                             1,209,727
        7,502  VMware, Inc., Class A (a)                              635,945
                                                                -------------
                                                                   32,913,456
                                                                -------------
               WIRELESS TELECOMMUNICATION SERVICES -- 3.0%
       35,953  Crown Castle International Corp. (a)                 2,399,863
       46,134  SBA Communications Corp., Class A (a)                3,073,908
                                                                -------------
                                                                    5,473,771
                                                                -------------
               TOTAL COMMON STOCKS -- 100.0%                      184,730,067
               (Cost $199,093,986)

               MONEY MARKET FUND -- 0.1%
      189,086  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      189,086
               (Cost $189,086)                                  -------------

               TOTAL INVESTMENTS -- 100.1%                        184,919,153
               (Cost $199,283,072) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (216,842)
                                                                -------------
               NET ASSETS -- 100.0%                             $ 184,702,311
                                                                =============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,807,535 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,171,454.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $184,730,067        $         --       $     --
Money Market Fund                189,086                  --             --
                          -----------------------------------------------------
Total Investments           $184,919,153        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 99.9%
                 DIVERSIFIED TELECOMMUNICATION SERVICES --
                     8.6%
        123,377  CenturyLink, Inc.                              $   4,735,209
      1,014,147  Frontier Communications Corp.                      4,786,774
         95,532  tw telecom, Inc. (a)                               2,433,200
         54,691  Verizon Communications, Inc.                       2,441,406
                                                                -------------
                                                                   14,396,589
                                                                -------------
                 ELECTRIC UTILITIES -- 31.6%
        113,441  American Electric Power Co., Inc.                  5,041,318
         38,459  Duke Energy Corp.                                  2,526,372
         89,909  Entergy Corp.                                      6,525,595
         31,519  Exelon Corp.                                       1,127,750
         84,772  FirstEnergy Corp.                                  3,875,776
        167,945  Great Plains Energy, Inc.                          3,768,686
         42,631  Hawaiian Electric Industries, Inc.                 1,103,290
         15,944  NextEra Energy, Inc.                               1,117,037
        207,578  NV Energy, Inc.                                    3,946,058
         20,216  OGE Energy Corp.                                   1,164,037
        263,729  Pepco Holdings, Inc.                               5,240,295
         70,802  Pinnacle West Capital Corp.                        3,750,382
        214,485  PPL Corp.                                          6,344,466
        168,043  Westar Energy, Inc.                                4,990,877
         89,937  Xcel Energy, Inc.                                  2,540,720
                                                                -------------
                                                                   53,062,659
                                                                -------------
                 GAS UTILITIES -- 8.1%
         27,417  AGL Resources, Inc.                                1,119,436
        104,450  Atmos Energy Corp.                                 3,757,066
        128,979  ONEOK, Inc.                                        6,100,707
         78,485  UGI Corp.                                          2,534,281
                                                                -------------
                                                                   13,511,490
                                                                -------------
                 INDEPENDENT POWER PRODUCERS & ENERGY
                     TRADERS -- 5.1%
        340,773  AES (The) Corp.                                    3,561,078
        233,039  NRG Energy, Inc.                                   5,024,321
                                                                -------------
                                                                    8,585,399
                                                                -------------
                 MULTI-UTILITIES -- 28.4%
         57,449  Alliant Energy Corp.                               2,567,970
         34,330  Ameren Corp.                                       1,128,770
        175,520  CenterPoint Energy, Inc.                           3,803,518
         47,621  CMS Energy Corp.                                   1,158,143
         18,731  Consolidated Edison, Inc.                          1,130,978
         62,360  DTE Energy Co.                                     3,872,556
         47,750  Integrys Energy Group, Inc.                        2,580,410
        226,163  MDU Resources Group, Inc.                          4,914,522
         44,023  NiSource, Inc.                                     1,121,266
         87,612  PG&E Corp.                                         3,725,262
        193,620  Public Service Enterprise Group, Inc.              6,203,585


SHARES           DESCRIPTION                                            VALUE
--------------------------------------------------------------------------------

                 MULTI-UTILITIES (CONTINUED)
         51,638  SCANA Corp.                                    $   2,534,393
         38,638  Sempra Energy                                      2,695,000
        280,965  TECO Energy, Inc.                                  5,020,845
        174,291  Vectren Corp.                                      5,153,785
                                                                -------------
                                                                   47,611,003
                                                                --------------
                 OIL, GAS & CONSUMABLE FUELS -- 3.3%
        118,890  Energen Corp.                                      5,546,219
                                                                -------------
                 WATER UTILITIES -- 0.7%
         30,263  American Water Works Co., Inc.                     1,111,863
                                                                -------------
                 WIRELESS TELECOMMUNICATION SERVICES -- 14.1%
        532,074  MetroPCS Communications, Inc. (a)                  5,432,475
        795,742  NII Holdings, Inc. (a)                             6,342,064
        243,299  Telephone & Data Systems, Inc.                     6,050,846
        159,238  United States Cellular Corp. (a)                   5,890,214
                                                                -------------
                                                                   23,715,599
                                                                -------------
                 TOTAL COMMON STOCKS -- 99.9%                     167,540,821
                 (Cost $170,036,079)

                 MONEY MARKET FUND -- 0.1%
        142,945  Morgan Stanley Institutional Liquidity
                   Funds - Treasury Portfolio -
                   Institutional Class - 0.03% (b)                    142,945
                 (Cost $142,945)                                -------------

                 TOTAL INVESTMENTS -- 100.0%                      167,683,766
                 (Cost $170,179,024) (c)
                 NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                                 (31,433)
                                                                -------------
                 NET ASSETS -- 100.0%                           $ 167,652,333
                                                                =============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,590,122 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,085,380.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $167,540,821        $         --       $     --
Money Market Fund                142,945                  --             --
                          -----------------------------------------------------
Total Investments           $167,683,766        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SECTOR FUNDS
OCTOBER 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company. The Trust currently consists of twenty-one exchange-traded funds (each a "Fund" and collectively, the "Funds") considered either a Sector Fund or a Style Fund, each having a separate report. This report covers the nine Sector Funds listed below:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended. Each Fund's securities will be valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
OCTOBER 31, 2012 (UNAUDITED)


would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to the following:

      1) the type of security;
      2) the size of the holding;
      3) the initial cost of the security;
      4) transactions in comparable securities;
      5) price quotes from dealers and/or pricing services;
      6) relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8) an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
           o Quoted prices for similar investments in active markets.
           o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
OCTOBER 31, 2012 (UNAUDITED)


C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At October 31, 2012, only FXD had securities in the securities lending program.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS
OCTOBER 31, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.8%
        4,418  Boeing (The) Co.                                $      311,204
       18,611  General Dynamics Corp.                               1,267,037
       15,445  Honeywell International, Inc.                          945,852
       21,449  L-3 Communications Holdings, Inc.                    1,582,936
        9,883  Lockheed Martin Corp.                                  925,741
       23,156  Northrop Grumman Corp.                               1,590,586
        1,883  Precision Castparts Corp.                              325,891
       21,529  Raytheon Co.                                         1,217,680
       11,471  Rockwell Collins, Inc.                                 614,616
       11,755  Textron, Inc.                                          296,343
        7,858  United Technologies Corp.                              614,181
                                                               --------------
                                                                    9,692,067
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.5%
       18,177  FedEx Corp.                                          1,672,102
                                                               --------------
               AIRLINES -- 0.4%
      140,310  Southwest Airlines Co.                               1,237,534
                                                               --------------
               AUTO COMPONENTS -- 0.6%
       13,354  BorgWarner, Inc. (a)                                   878,960
       44,909  Johnson Controls, Inc.                               1,156,407
                                                               --------------
                                                                    2,035,367
                                                               --------------
               AUTOMOBILES -- 0.5%
      155,998  Ford Motor Co.                                       1,740,938
                                                               --------------
               BEVERAGES -- 0.9%
        4,713  Brown-Forman Corp., Class B                            301,915
       19,678  Coca-Cola Enterprises, Inc.                            618,676
       19,020  Constellation Brands, Inc., Class A (a)                672,167
        6,908  Dr. Pepper Snapple Group, Inc.                         296,008
       20,486  Molson Coors Brewing Co., Class B                      883,766
        4,347  PepsiCo, Inc.                                          300,986
                                                               --------------
                                                                    3,073,518
                                                               --------------
               BIOTECHNOLOGY -- 1.6%
       13,444  Alexion Pharmaceuticals, Inc. (a)                    1,215,069
       14,592  Amgen, Inc.                                          1,262,864
        6,185  Biogen Idec, Inc. (a)                                  854,891
        8,053  Celgene Corp. (a)                                      590,446
       23,190  Gilead Sciences, Inc. (a)                            1,557,440
                                                               --------------
                                                                    5,480,710
                                                               --------------
               BUILDING PRODUCTS -- 0.4%
      102,201  Masco Corp.                                          1,542,213
                                                               --------------
               CAPITAL MARKETS -- 1.6%
       40,798  Bank of New York Mellon (The) Corp.                  1,008,119
      104,753  E*TRADE Financial Corp. (a)                            875,735
       29,736  Federated Investors, Inc., Class B                     691,065


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS (CONTINUED)
        2,461  Franklin Resources, Inc.                        $      314,516
        5,414  Goldman Sachs Group (The), Inc.                        662,619
       12,312  Invesco Ltd.                                           299,428
       12,464  Legg Mason, Inc.                                       317,583
       36,755  Morgan Stanley                                         638,802
       14,664  State Street Corp.                                     653,574
                                                               --------------
                                                                    5,461,441
                                                               --------------
               CHEMICALS -- 4.0%
        7,438  Air Products and Chemicals, Inc.                       576,668
        3,737  Airgas, Inc.                                           332,481
        6,921  CF Industries Holdings, Inc.                         1,420,120
       31,870  Dow Chemical (The) Co.                                 933,791
       12,238  E.I. du Pont de Nemours & Co.                          544,836
       26,979  Eastman Chemical Co.                                 1,598,236
        9,492  Ecolab, Inc.                                           660,643
       16,663  FMC Corp.                                              891,804
       29,773  LyondellBasell Industries N.V., Class A              1,589,581
       13,520  Monsanto Co.                                         1,163,666
       21,360  Mosaic (The) Co.                                     1,117,982
       13,393  PPG Industries, Inc.                                 1,568,053
       10,330  Sherwin-Williams (The) Co.                           1,472,851
                                                               --------------
                                                                   13,870,712
                                                               --------------
               COMMERCIAL BANKS -- 1.7%
        9,276  BB&T Corp.                                             268,540
       19,815  Comerica, Inc.                                         590,685
       39,667  Fifth Third Bancorp                                    576,362
      133,754  Huntington Bancshares, Inc.                            854,688
      105,594  KeyCorp                                                889,102
       14,628  PNC Financial Services Group, Inc.                     851,203
       17,816  Wells Fargo & Co.                                      600,221
       59,575  Zions Bancorporation                                 1,279,075
                                                               --------------
                                                                    5,909,876
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.6%
       19,335  Avery Dennison Corp.                                   626,067
       14,845  Cintas Corp.                                           620,670
        9,018  Iron Mountain, Inc.                                    312,023
       22,261  Pitney Bowes, Inc.                                     319,668
       58,042  R.R. Donnelley & Sons Co.                              581,581
       44,728  Republic Services, Inc.                              1,268,039
       33,389  Tyco International Ltd.                                897,162
       28,768  Waste Management, Inc.                                 941,864
                                                               --------------
                                                                    5,567,074
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.8%
       64,458  Cisco Systems, Inc.                                  1,104,810
        2,939  F5 Networks, Inc. (a)                                  242,409


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT (CONTINUED)
       18,017  Harris Corp.                                    $      824,818
        9,847  QUALCOMM, Inc.                                         576,788
                                                               --------------
                                                                    2,748,825
                                                               --------------
               COMPUTERS & PERIPHERALS -- 2.1%
        2,305  Apple, Inc.                                          1,371,705
      155,998  Dell, Inc.                                           1,439,862
       11,281  EMC Corp. (a)                                          275,482
       69,132  Lexmark International, Inc.,    Class A              1,469,746
       49,619  Seagate Technology PLC                               1,355,591
       39,716  Western Digital Corp.                                1,359,479
                                                               --------------
                                                                    7,271,865
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.8%
       21,864  Fluor Corp.                                          1,221,104
       22,826  Jacobs Engineering Group, Inc. (a)                     880,855
       24,908  Quanta Services, Inc. (a)                              645,865
                                                               --------------
                                                                    2,747,824
                                                               --------------
               CONSUMER FINANCE -- 0.5%
       10,792  Capital One Financial Corp.                            649,355
       15,485  Discover Financial Services                            634,885
       19,569  SLM Corp.                                              344,023
                                                               --------------
                                                                    1,628,263
                                                               --------------
               CONTAINERS & PACKAGING -- 0.5%
       14,541  Ball Corp.                                             622,791
       19,551  Bemis Co., Inc.                                        646,161
       19,900  Sealed Air Corp.                                       322,778
                                                               --------------
                                                                    1,591,730
                                                               --------------
               DISTRIBUTORS -- 0.2%
       10,082  Genuine Parts Co.                                      630,932
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.1%
       17,751  H&R Block, Inc.                                        314,193
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 2.5%
      139,358  Bank of America Corp.                                1,298,817
       37,610  Citigroup, Inc.                                      1,406,238
       21,474  CME Group, Inc.                                      1,201,041
       30,398  JPMorgan Chase & Co.                                 1,266,989
       20,895  Moody's Corp.                                        1,006,303
       52,825  NASDAQ OMX Group (The), Inc.                         1,257,763
       49,920  NYSE Euronext                                        1,236,019
                                                               --------------
                                                                    8,673,170
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
        8,158  AT&T, Inc.                                             282,185


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               DIVERSIFIED TELECOMMUNICATION SERVICES
                   (CONTINUED)
       30,457  CenturyLink, Inc.                               $    1,168,940
      251,128  Frontier Communications Corp.                        1,185,324
       20,252  Verizon Communications, Inc.                           904,049
                                                               --------------
                                                                    3,540,498
                                                               --------------
               ELECTRIC UTILITIES -- 3.1%
       28,006  American Electric Power Co., Inc.                    1,244,587
       14,242  Duke Energy Corp.                                      935,557
        6,732  Edison International                                   316,000
       17,756  Entergy Corp.                                        1,288,730
       17,292  Exelon Corp.                                           618,708
       20,927  FirstEnergy Corp.                                      956,782
        8,748  NextEra Energy, Inc.                                   612,885
       65,107  Pepco Holdings, Inc.                                 1,293,676
       17,479  Pinnacle West Capital Corp.                            925,863
       42,358  PPL Corp.                                            1,252,950
        6,674  Southern (The) Co.                                     312,610
       33,306  Xcel Energy, Inc.                                      940,894
                                                               --------------
                                                                   10,699,242
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.0%
       16,393  Cooper Industries PLC                                1,228,492
       12,745  Emerson Electric Co.                                   617,240
        4,422  Rockwell Automation, Inc.                              314,227
       11,199  Roper Industries, Inc.                               1,222,595
                                                               --------------
                                                                    3,382,554
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 1.9%
       10,448  Amphenol Corp., Class A                                628,238
      116,972  Corning, Inc.                                        1,374,421
       61,604  FLIR Systems, Inc.                                   1,196,966
       65,734  Jabil Circuit, Inc.                                  1,139,828
       46,825  Molex, Inc.                                          1,216,045
       27,136  TE Connectivity Ltd.                                   873,236
                                                               --------------
                                                                    6,428,734
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.9%
       34,008  Baker Hughes, Inc.                                   1,427,316
       27,432  Cameron International Corp. (a)                      1,389,156
       28,194  Ensco PLC, Class A                                   1,630,177
       19,934  FMC Technologies, Inc. (a)                             815,301
       45,658  Halliburton Co.                                      1,474,297
       12,922  Helmerich & Payne, Inc.                                617,672
      109,635  Nabors Industries Ltd. (a)                           1,478,976
       19,199  National Oilwell Varco, Inc.                         1,414,966
       34,393  Noble Corp.                                          1,297,992
       27,329  Rowan Cos. PLC, Class A (a)                            866,602
       12,758  Schlumberger Ltd.                                      887,064
                                                               --------------
                                                                   13,299,519
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING -- 2.3%
       12,288  Costco Wholesale Corp.                          $    1,209,508
       12,706  CVS Caremark Corp.                                     589,558
       13,069  Kroger (The) Co.                                       329,600
       95,598  Safeway, Inc.                                        1,559,203
        9,839  Sysco Corp.                                            305,698
       33,769  Walgreen Co.                                         1,189,682
       20,844  Wal-Mart Stores, Inc.                                1,563,717
       12,634  Whole Foods Market, Inc.                             1,196,819
                                                               --------------
                                                                    7,943,785
                                                               --------------
               FOOD PRODUCTS -- 2.2%
       33,956  Archer-Daniels-Midland Co.                             911,379
        8,833  Campbell Soup Co.                                      311,540
        7,721  General Mills, Inc.                                    309,458
        5,499  H. J. Heinz Co.                                        316,247
        4,340  Hershey (The) Co.                                      298,809
       21,040  Hormel Foods Corp.                                     621,311
       14,254  J.M. Smucker (The) Co.                               1,220,713
       14,877  McCormick & Co., Inc.                                  916,721
       34,119  Mondelez International, Inc.,    Class A               905,518
       96,013  Tyson Foods, Inc., Class A                           1,613,978
                                                               --------------
                                                                    7,425,674
                                                               --------------
               GAS UTILITIES -- 0.6%
       15,038  AGL Resources, Inc.                                    614,002
       31,838  ONEOK, Inc.                                          1,505,937
                                                               --------------
                                                                    2,119,939
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
       10,835  CareFusion Corp. (a)                                   287,778
       15,534  Covidien PLC                                           853,593
        8,066  DENTSPLY International, Inc.                           297,151
        8,594  Edwards Lifesciences Corp. (a)                         746,217
       21,403  Medtronic, Inc.                                        889,937
        4,550  Zimmer Holdings, Inc.                                  292,156
                                                               --------------
                                                                    3,366,832
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.8%
       38,843  Aetna, Inc.                                          1,697,439
       15,790  Cardinal Health, Inc.                                  649,443
       19,565  Cigna Corp.                                            997,815
       29,515  Coventry Health Care, Inc.                           1,288,035
       14,847  DaVita HealthCare Partners, Inc. (a)                 1,670,584
       24,545  Express Scripts Holding Co. (a)                      1,510,499
       21,925  Humana, Inc.                                         1,628,370
        3,578  McKesson Corp.                                         333,863
        8,984  Patterson Cos., Inc.                                   300,066
        9,699  Quest Diagnostics, Inc.                                559,826
       24,532  Tenet Healthcare Corp. (a)                             578,955


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        5,551  UnitedHealth Group, Inc.                        $      310,856
       26,514  WellPoint, Inc.                                      1,624,778
                                                               --------------
                                                                   13,150,529
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 1.3%
       25,326  Carnival Corp.                                         959,349
       22,072  Darden Restaurants, Inc.                             1,161,428
       47,001  International Game Technology                          603,493
        7,867  Marriott International, Inc.                           286,988
       21,229  Starwood Hotels & Resorts Worldwide, Inc.            1,100,724
        4,637  Yum! Brands, Inc.                                      325,100
                                                               --------------
                                                                    4,437,082
                                                               --------------
               HOUSEHOLD DURABLES -- 1.9%
       74,523  D.R. Horton, Inc.                                    1,562,002
       33,323  Harman International Industries, Inc.                1,397,233
        8,846  Lennar Corp., Class A                                  331,460
       99,234  PulteGroup, Inc. (a)                                 1,720,718
       14,844  Whirlpool Corp.                                      1,449,962
                                                               --------------
                                                                    6,461,375
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.3%
        2,867  Colgate-Palmolive Co.                                  300,920
        7,172  Kimberly-Clark Corp.                                   598,504
        4,434  Procter & Gamble (The) Co.                             307,010
                                                               --------------
                                                                    1,206,434
                                                               --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS --
                   0.7%
      112,173  AES (The) Corp.                                      1,172,208
       57,527  NRG Energy, Inc.                                     1,240,282
                                                               --------------
                                                                    2,412,490
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
        6,657  3M Co.                                                 583,153
       16,735  Danaher Corp.                                          865,702
       13,546  General Electric Co.                                   285,279
                                                               --------------
                                                                    1,734,134
                                                               --------------
               INSURANCE -- 4.2%
        8,137  ACE Ltd.                                               639,975
       32,126  Aflac, Inc.                                          1,599,232
       23,298  Allstate (The) Corp.                                   931,454
       46,909  American International Group, Inc. (a)               1,638,531
       23,531  Aon PLC                                              1,269,497
       41,236  Assurant, Inc.                                       1,559,133
        3,487  Berkshire Hathaway, Inc., Class B (a)                  301,102
        8,066  Chubb (The) Corp.                                      620,921


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                                VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      117,643  Genworth Financial, Inc., Class A (a)           $      701,152
       15,825  Hartford Financial Services Group (The), Inc.          343,561
       35,708  MetLife, Inc.                                        1,267,277
       22,837  Principal Financial Group, Inc.                        628,931
       16,932  Prudential Financial, Inc.                             965,971
       17,972  Torchmark Corp.                                        909,204
       13,521  Travelers (The) Cos., Inc.                             959,180
                                                               --------------
                                                                   14,335,121
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.6%
        4,838  Amazon.com, Inc. (a)                                 1,126,383
       15,954  Expedia, Inc.                                          943,679
                                                               --------------
                                                                    2,070,062
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.8%
       32,163  Akamai Technologies, Inc. (a)                        1,221,872
       31,773  eBay, Inc. (a)                                       1,534,318
        2,039  Google, Inc., Class A (a)                            1,386,051
       25,273  Verisign, Inc. (a)                                     936,870
       57,770  Yahoo!, Inc. (a)                                       971,114
                                                               --------------
                                                                    6,050,225
                                                               --------------
               IT SERVICES -- 2.5%
       21,962  Accenture PLC, Class A                               1,480,459
       10,490  Automatic Data Processing, Inc.                        606,217
        4,399  Cognizant Technology Solutions Corp.,
                   Class A (a)                                        293,193
       39,413  Fidelity National Information Services, Inc.         1,295,505
        8,310  Fiserv, Inc. (a)                                       622,751
        2,045  MasterCard, Inc., Class A                              942,602
        9,240  Paychex, Inc.                                          299,653
       12,237  Teradata Corp. (a)                                     835,910
       38,939  Total System Services, Inc.                            875,738
        6,873  Visa, Inc., Class A                                    953,698
       33,769  Western Union Co.                                      428,866
                                                               --------------
                                                                    8,634,592
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.3%
       16,119  Hasbro, Inc.                                           580,123
       17,340  Mattel, Inc.                                           637,765
                                                               --------------
                                                                    1,217,888
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.6%
       24,001  Agilent Technologies, Inc.                             863,796
        6,292  Life Technologies Corp. (a)                            307,742


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
       15,687  Thermo Fisher Scientific, Inc.                  $      957,848
                                                               --------------
                                                                    2,129,386
                                                               --------------
               MACHINERY -- 4.6%
       10,728  Caterpillar, Inc.                                      909,842
       16,683  Cummins, Inc.                                        1,561,195
       11,189  Deere & Co.                                            955,988
       20,685  Dover Corp.                                          1,204,281
       26,036  Eaton Corp.                                          1,229,420
       12,040  Flowserve Corp.                                      1,631,300
       20,692  Illinois Tool Works, Inc.                            1,269,040
        6,864  Ingersoll-Rand PLC                                     322,814
       23,057  PACCAR, Inc.                                           999,290
       19,380  Pall Corp.                                           1,220,165
       14,723  Parker Hannifin Corp.                                1,158,111
       21,402  Snap-on, Inc.                                        1,655,017
       20,174  Stanley Black & Decker, Inc.                         1,398,058
       12,231  Xylem, Inc.                                            296,724
                                                               --------------
                                                                   15,811,245
                                                               --------------
               MEDIA -- 3.7%
        8,468  CBS Corp., Class B                                     274,363
       17,201  Comcast Corp., Class A                                 645,210
       23,456  DIRECTV (a)                                          1,198,836
       20,637  Discovery Communications, Inc., Class A (a)          1,217,996
       69,324  Gannett Co., Inc.                                    1,171,576
       82,995  Interpublic Group of Cos. (The), Inc.                  838,249
       16,908  McGraw-Hill (The) Cos., Inc.                           934,674
       17,900  Omnicom Group, Inc.                                    857,589
       20,095  Scripps Networks Interactive, Class A                1,220,168
       16,179  Time Warner Cable, Inc.                              1,603,501
       13,573  Time Warner, Inc.                                      589,747
       17,222  Viacom, Inc., Class B                                  882,972
        5,886  Walt Disney (The) Co.                                  288,826
        3,391  Washington Post (The) Co.,    Class B                1,130,932
                                                               --------------
                                                                   12,854,639
                                                               --------------
               METALS & MINING -- 1.6%
      139,044  Alcoa, Inc.                                          1,191,607
       28,932  Allegheny Technologies, Inc.                           762,358
       31,089  Freeport-McMoRan Copper & Gold, Inc.                 1,208,740
        5,493  Newmont Mining Corp.                                   299,643
       16,081  Nucor Corp.                                            645,331
       47,957  Titanium Metals Corp.                                  561,577
       48,393  United States Steel Corp.                              986,733
                                                               --------------
                                                                    5,655,989
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 2.2%
       51,999  Big Lots, Inc. (a)                              $    1,514,731
        6,374  Dollar Tree, Inc. (a)                                  254,131
       13,922  Family Dollar Stores, Inc.                             918,295
       30,032  Kohl's Corp.                                         1,600,105
       24,533  Macy's, Inc.                                           933,971
       16,726  Nordstrom, Inc.                                        949,535
       19,386  Target Corp.                                         1,235,858
                                                               --------------
                                                                    7,406,626
                                                               --------------
               MULTI-UTILITIES -- 3.2%
       18,833  Ameren Corp.                                           619,229
       43,327  CenterPoint Energy, Inc.                               938,896
       26,127  CMS Energy Corp.                                       635,409
       10,275  Consolidated Edison, Inc.                              620,404
       15,397  DTE Energy Co.                                         956,154
       17,680  Integrys Energy Group, Inc.                            955,427
       24,147  NiSource, Inc.                                         615,024
       21,628  PG&E Corp.                                             919,623
       38,238  Public Service Enterprise Group, Inc.                1,225,146
       19,119  SCANA Corp.                                            938,361
       14,310  Sempra Energy                                          998,122
       52,023  TECO Energy, Inc.                                      929,651
       16,333  Wisconsin Energy Corp.                                 628,330
                                                               --------------
                                                                   10,979,776
                                                               --------------
               OFFICE ELECTRONICS -- 0.4%
      209,557  Xerox Corp.                                          1,349,547
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 10.4%
        4,399  Anadarko Petroleum Corp.                               302,695
       17,787  Apache Corp.                                         1,471,874
       27,405  Cabot Oil & Gas Corp.                                1,287,487
       81,512  Chesapeake Energy Corp.                              1,651,433
       13,195  Chevron Corp.                                        1,454,221
       26,900  ConocoPhillips                                       1,556,165
       40,949  CONSOL Energy, Inc.                                  1,439,767
       95,183  Denbury Resources, Inc. (a)                          1,459,155
       25,426  Devon Energy Corp.                                   1,480,047
       13,729  EOG Resources, Inc.                                  1,599,291
       10,427  EQT Corp.                                              632,189
       16,819  Exxon Mobil Corp.                                    1,533,388
       28,631  Hess Corp.                                           1,496,256
        8,662  Kinder Morgan, Inc.                                    300,658
       52,017  Marathon Oil Corp.                                   1,563,631
       28,178  Marathon Petroleum Corp.                             1,547,818
       28,651  Murphy Oil Corp.                                     1,719,060
       49,113  Newfield Exploration Co. (a)                         1,331,945
        6,637  Noble Energy, Inc.                                     630,581
       17,874  Occidental Petroleum Corp.                           1,411,331
       33,170  Phillips 66                                          1,564,297
       11,786  Pioneer Natural Resources Co.                        1,245,191


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       38,867  QEP Resources, Inc.                             $    1,127,143
       13,207  Range Resources Corp.                                  863,210
       10,480  Spectra Energy Corp.                                   302,558
       36,712  Tesoro Corp.                                         1,384,410
       48,552  Valero Energy Corp.                                  1,412,863
       17,592  Williams (The) Cos., Inc.                              615,544
       74,175  WPX Energy, Inc. (a)                                 1,256,525
                                                               --------------
                                                                   35,640,733
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.2%
       16,941  International Paper Co.                                606,996
                                                               --------------
               PERSONAL PRODUCTS -- 0.3%
       14,989  Estee Lauder (The) Cos., Inc., Class A                 923,622
                                                               --------------
               PHARMACEUTICALS -- 2.1%
        8,974  Abbott Laboratories                                    587,976
        9,116  Bristol-Myers Squibb Co.                               303,107
       19,468  Eli Lilly & Co.                                        946,729
       34,555  Forest Laboratories, Inc. (a)                        1,164,849
       13,641  Merck & Co., Inc.                                      622,439
       50,430  Mylan, Inc. (a)                                      1,277,896
        2,650  Perrigo Co.                                            304,776
       12,380  Pfizer, Inc.                                           307,891
       18,064  Watson Pharmaceuticals, Inc. (a)                     1,552,601
                                                               --------------
                                                                    7,068,264
                                                               --------------
               PROFESSIONAL SERVICES -- 0.4%
        3,865  Dun & Bradstreet (The) Corp.                           313,220
       13,207  Equifax, Inc.                                          660,878
       11,551  Robert Half International, Inc.                        310,606
                                                               --------------
                                                                    1,284,704
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.1%
        8,616  American Tower Corp.                                   648,699
        2,781  Boston Properties, Inc.                                295,620
       13,832  HCP, Inc.                                              612,757
        5,326  Health Care REIT, Inc.                                 316,524
        7,019  Plum Creek Timber Co., Inc.                            308,134
       17,562  Prologis, Inc.                                         602,201
        2,027  Simon Property Group, Inc.                             308,530
        9,884  Ventas, Inc.                                           625,361
                                                               --------------
                                                                    3,717,826
                                                               --------------
               ROAD & RAIL -- 1.2%
       44,475  CSX Corp.                                              910,403
       19,338  Norfolk Southern Corp.                               1,186,386
       31,504  Ryder System, Inc.                                   1,421,461
        5,185  Union Pacific Corp.                                    637,911
                                                               --------------
                                                                    4,156,161
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                   2.5%
        7,849  Analog Devices, Inc.                            $      306,974
      110,212  Applied Materials, Inc.                              1,168,247
       41,674  First Solar, Inc. (a)                                1,013,095
       67,820  Intel Corp.                                          1,466,607
       89,039  LSI Corp. (a)                                          609,917
      205,602  Micron Technology, Inc. (a)                          1,115,391
       69,183  NVIDIA Corp. (a)                                       828,121
      108,167  Teradyne, Inc. (a)                                   1,581,402
       22,332  Texas Instruments, Inc.                                627,306
                                                               --------------
                                                                    8,717,060
                                                               --------------
               SOFTWARE -- 1.2%
        9,476  Adobe Systems, Inc. (a)                                322,184
       47,761  CA, Inc.                                             1,075,578
       20,661  Microsoft Corp.                                        589,562
        5,401  Red Hat, Inc. (a)                                      265,567
        4,031  Salesforce.com, Inc. (a)                               588,445
       68,361  Symantec Corp. (a)                                   1,243,486
                                                               --------------
                                                                    4,084,822
                                                               --------------
               SPECIALTY RETAIL -- 3.4%
       18,139  Abercrombie & Fitch Co., Class A                       554,691
          834  AutoZone, Inc. (a)                                     312,750
       10,869  CarMax, Inc. (a)                                       366,829
       73,244  GameStop Corp., Class A                              1,672,160
        8,596  Gap (The), Inc.                                        307,049
       25,480  Home Depot (The), Inc.                               1,563,962
       18,733  Limited Brands, Inc.                                   897,123
       20,344  Lowe's Cos., Inc.                                      658,739
       19,049  Ross Stores, Inc.                                    1,161,037
      133,522  Staples, Inc.                                        1,537,506
       27,471  TJX (The) Cos., Inc.                                 1,143,618
       40,952  Urban Outfitters, Inc. (a)                           1,464,443
                                                               --------------
                                                                   11,639,907
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
        3,241  NIKE, Inc., Class B                                    296,163
        2,035  Ralph Lauren Corp.                                     312,759
        9,652  VF Corp.                                             1,510,345
                                                               --------------
                                                                    2,119,267
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.1%
       25,340  People's United Financial, Inc.                        304,840
                                                               --------------
               TOBACCO -- 0.2%
        2,640  Lorillard, Inc.                                        306,266
        3,421  Philip Morris International, Inc.                      302,964
                                                               --------------
                                                                      609,230
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.3%
        7,155  Fastenal Co.                                    $      319,829
        4,428  W.W. Grainger, Inc.                                    891,843
                                                               --------------
                                                                    1,211,672
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
       14,399  Crown Castle International Corp. (a)                   961,133
      105,084  MetroPCS Communications, Inc. (a)                    1,072,908
                                                               --------------
                                                                    2,034,041
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                       343,113,416
               (Cost $326,515,414)

               MONEY MARKET FUND -- 0.1%
      492,732  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      492,732
               (Cost $492,732)                                 --------------

               TOTAL INVESTMENTS -- 100.0%                        343,606,148
               (Cost $327,008,146) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                    (3,371)
                                                               --------------
               NET ASSETS -- 100.0%                            $  343,602,777
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $27,415,241 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,817,239.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $343,113,416        $         --       $     --
Money Market Fund                492,732                  --             --
                          -----------------------------------------------------
Total Investments           $343,606,148        $         --       $     --
                          =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.8%
       34,134  Alliant Techsystems, Inc.                       $    1,955,537
        8,126  B/E Aerospace, Inc. (a)                                366,401
       12,187  Esterline Technologies Corp. (a)                       704,287
      165,421  Exelis, Inc.                                         1,829,556
       10,942  Triumph Group, Inc.                                    715,826
                                                               --------------
                                                                    5,571,607
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.2%
       50,793  UTi Worldwide, Inc.                                    705,515
                                                               --------------
               AIRLINES -- 0.9%
       19,515  Alaska Air Group, Inc. (a)                             746,254
      357,088  JetBlue Airways Corp. (a)                            1,888,995
                                                               --------------
                                                                    2,635,249
                                                               --------------
               AUTOMOBILES -- 0.2%
       18,838  Thor Industries, Inc.                                  716,409
                                                               --------------
               BIOTECHNOLOGY -- 1.2%
       11,204  Regeneron Pharmaceuticals, Inc. (a)                  1,594,329
       24,487  United Therapeutics Corp. (a)                        1,118,321
       18,343  Vertex Pharmaceuticals, Inc. (a)                       884,867
                                                               --------------
                                                                    3,597,517
                                                               --------------
               BUILDING PRODUCTS -- 0.6%
       63,327  Fortune Brands Home & Security, Inc. (a)             1,801,020
                                                               --------------
               CAPITAL MARKETS -- 1.3%
        5,562  Affiliated Managers Group, Inc. (a)                    703,593
       19,831  Greenhill & Co., Inc.                                  946,335
       72,477  Janus Capital Group, Inc.                              616,055
       74,965  Jefferies Group, Inc.                                1,067,502
       15,948  SEI Investments Co.                                    348,942
       10,439  Waddell & Reed Financial, Inc., Class A                347,932
                                                               --------------
                                                                    4,030,359
                                                               --------------
               CHEMICALS -- 3.1%
        4,778  Ashland, Inc.                                          339,955
       46,772  Cabot Corp.                                          1,672,567
        5,221  Cytec Industries, Inc.                                 359,309
       19,292  Minerals Technologies, Inc.                          1,382,465
        6,940  NewMarket Corp.                                      1,882,891
       62,971  Olin Corp.                                           1,306,018
       27,918  Sensient Technologies Corp.                          1,015,657
       24,391  Valspar (The) Corp.                                  1,366,628
                                                               --------------
                                                                    9,325,490
                                                               --------------
               COMMERCIAL BANKS -- 3.2%
       51,950  Associated Banc-Corp.                                  669,635
       23,208  BancorpSouth, Inc.                                     328,393
       39,640  Cathay General Bancorp                                 701,232


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
        6,641  City National Corp.                             $      339,355
        8,482  Commerce Bancshares, Inc.                              322,995
       32,395  East West Bancorp, Inc.                                689,690
       84,571  First Niagara Financial Group, Inc.                    700,248
       46,448  FirstMerit Corp.                                       643,769
       69,389  Fulton Financial Corp.                                 674,461
       53,872  International Bancshares Corp.                         977,777
        8,027  Prosperity Bancshares, Inc.                            336,010
       15,299  Signature Bank (a)                                   1,089,901
        5,658  SVB Financial Group (a)                                320,186
      144,342  Synovus Financial Corp.                                353,638
       14,055  Trustmark Corp.                                        329,871
       34,141  Valley National Bancorp                                332,533
       43,303  Webster Financial Corp.                                952,666
                                                               --------------
                                                                    9,762,360
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.7%
       26,632  Brink's (The) Co.                                      700,688
       37,009  Copart, Inc. (a)                                     1,065,489
       10,227  Corrections Corp. of America                           344,138
       44,776  Deluxe Corp.                                         1,410,892
       17,597  Herman Miller, Inc.                                    341,206
        9,179  Mine Safety Appliances Co.                             354,309
       14,625  Rollins, Inc.                                          331,549
       22,618  Waste Connections, Inc.                                742,549
                                                               --------------
                                                                    5,290,820
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.9%
       29,048  Plantronics, Inc.                                      942,317
      138,638  Polycom, Inc. (a)                                    1,389,153
       14,701  Riverbed Technology, Inc. (a)                          271,527
                                                               --------------
                                                                    2,602,997
                                                               --------------
               COMPUTERS & PERIPHERALS -- 0.8%
       30,444  Diebold, Inc.                                          905,709
      149,777  QLogic Corp. (a)                                     1,404,908
                                                               --------------
                                                                    2,310,617
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 1.2%
       80,834  AECOM Technology Corp. (a)                           1,735,506
       23,822  Granite Construction, Inc.                             719,662
       45,887  KBR, Inc.                                            1,278,412
                                                               --------------
                                                                    3,733,580
                                                               --------------
               CONSTRUCTION MATERIALS -- 0.2%
        8,256  Martin Marietta Materials, Inc.                        679,551
                                                               --------------
               CONTAINERS & PACKAGING -- 1.9%
       15,486  Greif, Inc., Class A                                   649,793
       47,120  Packaging Corp. of America                           1,661,922
       23,697  Rock-Tenn Co., Class A                               1,734,383


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING (CONTINUED)
       15,725  Silgan Holdings, Inc.                           $      681,050
       33,116  Sonoco Products Co.                                  1,030,901
                                                               --------------
                                                                    5,758,049
                                                               --------------
               DISTRIBUTORS -- 0.6%
       92,457  LKQ Corp. (a)                                        1,931,427
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.4%
       34,415  Matthews International Corp., Class A                  990,119
       25,415  Service Corp. International                            356,827
                                                               --------------
                                                                    1,346,946
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       11,628  CBOE Holdings, Inc.                                    342,910
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
       39,366  tw telecom, Inc. (a)                                 1,002,652
                                                               --------------
               ELECTRIC UTILITIES -- 3.1%
       24,447  Cleco Corp.                                          1,054,888
       61,472  Great Plains Energy, Inc.                            1,379,432
       26,005  Hawaiian Electric Industries, Inc.                     673,009
       31,624  IDACORP, Inc.                                        1,414,225
       56,983  NV Energy, Inc.                                      1,083,247
       12,336  OGE Energy Corp.                                       710,307
       81,334  PNM Resources, Inc.                                  1,802,361
       46,135  Westar Energy, Inc.                                  1,370,210
                                                               --------------
                                                                    9,487,679
                                                               --------------
               ELECTRICAL EQUIPMENT -- 2.0%
       21,620  Acuity Brands, Inc.                                  1,398,814
       28,950  AMETEK, Inc.                                         1,029,173
       34,931  General Cable Corp. (a)                                996,581
       12,711  Hubbell, Inc., Class B                               1,064,165
       24,269  Regal-Beloit Corp.                                   1,581,853
                                                               --------------
                                                                    6,070,586
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 2.9%
       50,740  Arrow Electronics, Inc. (a)                          1,787,570
       58,799  Avnet, Inc. (a)                                      1,684,591
      112,308  Ingram Micro, Inc., Class A (a)                      1,707,082
       37,758  Tech Data Corp. (a)                                  1,673,057
       14,355  Trimble Navigation Ltd. (a)                            677,269
      174,003  Vishay Intertechnology, Inc. (a)                     1,440,745
                                                               --------------
                                                                    8,970,314
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 4.8%
       30,107  Atwood Oceanics, Inc. (a)                            1,439,114


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               ENERGY EQUIPMENT & SERVICES (CONTINUED)
       31,037  Dresser-Rand Group, Inc. (a)                    $    1,599,337
       14,278  Dril-Quip, Inc. (a)                                    988,894
       93,621  Helix Energy Solutions Group, Inc. (a)               1,618,707
       24,767  Oceaneering International, Inc.                      1,296,057
       21,526  Oil States International, Inc. (a)                   1,573,551
      107,983  Patterson-UTI Energy, Inc.                           1,747,165
       83,355  Superior Energy Services, Inc. (a)                   1,694,607
       21,147  Tidewater, Inc.                                      1,004,694
       41,216  Unit Corp. (a)                                       1,663,066
                                                               --------------
                                                                   14,625,192
                                                               --------------
               FOOD & STAPLES RETAILING -- 0.3%
       26,423  Harris Teeter Supermarkets, Inc.                       989,541
                                                               --------------
               FOOD PRODUCTS -- 1.7%
       16,952  Flowers Foods, Inc.                                    333,785
       14,404  Green Mountain Coffee Roasters, Inc. (a)               348,001
       24,807  Ingredion, Inc.                                      1,524,638
        4,670  Lancaster Colony Corp.                                 339,883
        4,686  Ralcorp Holdings, Inc. (a)                             338,282
       87,046  Smithfield Foods, Inc. (a)                           1,781,832
       25,359  Tootsie Roll Industries, Inc.                          675,817
                                                               --------------
                                                                    5,342,238
                                                               --------------
               GAS UTILITIES -- 1.0%
       28,675  Atmos Energy Corp.                                   1,031,440
        6,330  National Fuel Gas Co.                                  333,591
       16,827  Questar Corp.                                          340,579
       21,549  UGI Corp.                                              695,817
       16,998  WGL Holdings, Inc.                                     676,010
                                                               --------------
                                                                    3,077,437
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
       10,865  Cooper (The) Cos., Inc.                              1,042,823
       58,859  Hill-Rom Holdings, Inc.                              1,653,349
       16,902  Hologic, Inc. (a)                                      348,519
        6,887  IDEXX Laboratories, Inc. (a)                           662,529
       14,148  Masimo Corp. (a)                                       310,832
       33,812  ResMed, Inc.                                         1,350,451
       28,933  STERIS Corp.                                         1,030,304
       14,908  Teleflex, Inc.                                       1,012,999
                                                               --------------
                                                                    7,411,806
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.0%
       18,708  AMERIGROUP Corp. (a)                                 1,708,789
       46,958  Community Health Systems, Inc. (a)                   1,287,588


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       81,547  Health Management Associates, Inc.,
                   Class A (a)                                 $      595,293
       30,394  Health Net, Inc. (a)                                   654,079
       12,947  Henry Schein, Inc. (a)                                 955,230
       20,466  HMS Holdings Corp. (a)                                 472,560
       39,982  LifePoint Hospitals, Inc. (a)                        1,412,964
        9,190  MEDNAX, Inc. (a)                                       633,926
       10,070  Omnicare, Inc.                                         347,717
       22,898  Owens & Minor, Inc.                                    651,906
       29,923  Universal Health Services, Inc., Class B             1,238,513
       52,016  VCA Antech, Inc. (a)                                 1,018,473
       24,197  WellCare Health Plans, Inc. (a)                      1,151,777
                                                               --------------
                                                                   12,128,815
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       27,521  Allscripts Healthcare Solutions, Inc. (a)              355,571
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 3.3%
       27,705  Bally Technologies, Inc. (a)                         1,383,034
       34,970  Bob Evans Farms, Inc.                                1,331,308
       19,382  Brinker International, Inc.                            596,966
       38,276  Cheesecake Factory (The), Inc.                       1,265,404
       48,233  International Speedway Corp., Class A                1,229,941
        7,479  Life Time Fitness, Inc. (a)                            335,732
        8,007  Panera Bread Co., Class A (a)                        1,350,300
       41,365  Scientific Games Corp.,      Class A (a)               340,434
      150,369  Wendy's (The) Co.                                      642,076
      104,423  WMS Industries, Inc. (a)                             1,715,670
                                                               --------------
                                                                   10,190,865
                                                               --------------
               HOUSEHOLD DURABLES -- 0.9%
       32,370  Jarden Corp.                                         1,612,026
        8,550  Mohawk Industries, Inc. (a)                            713,668
       11,445  Tempur-Pedic International,      Inc. (a)              302,606
                                                               --------------
                                                                    2,628,300
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.3%
        6,336  Church & Dwight Co., Inc.                              321,615
        9,170  Energizer Holdings, Inc.                               669,135
                                                               --------------
                                                                      990,750
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       26,355  Carlisle Cos., Inc.                                  1,464,020
                                                               --------------
               INSURANCE -- 5.8%
        4,959  Alleghany Corp. (a)                                  1,723,748
       36,104  American Financial Group, Inc.                       1,400,835


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INSURANCE (CONTINUED)
       28,651  Arthur J. Gallagher & Co.                       $    1,015,392
       44,879  Aspen Insurance Holdings Ltd.                        1,451,836
       26,244  Brown & Brown, Inc.                                    670,534
       12,793  Everest Re Group, Ltd.                               1,420,663
       47,979  Fidelity National Financial, Inc., Class A           1,027,230
       47,359  First American Financial Corp.                       1,077,417
       18,362  Hanover Insurance Group (The), Inc.                    663,052
       30,282  HCC Insurance Holdings, Inc.                         1,079,251
       26,553  Mercury General Corp.                                1,076,193
       52,208  Protective Life Corp.                                1,425,278
       23,645  Reinsurance Group of America, Inc.                   1,251,293
       43,802  StanCorp Financial Group, Inc.                       1,504,599
       27,374  W. R. Berkley Corp.                                  1,064,575
                                                               --------------
                                                                   17,851,896
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.6%
       34,872  HSN, Inc.                                            1,814,042
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 2.5%
       48,551  AOL, Inc. (a)                                        1,666,756
        8,301  Equinix, Inc. (a)                                    1,497,583
      233,349  Monster Worldwide, Inc. (a)                          1,451,431
       25,881  Rackspace Hosting, Inc. (a)                          1,648,361
       79,602  ValueClick, Inc. (a)                                 1,326,965
                                                               --------------
                                                                    7,591,096
                                                               --------------
               IT SERVICES -- 4.2%
       37,448  Acxiom Corp. (a)                                       683,426
        9,640  Alliance Data Systems Corp. (a)                      1,379,002
       29,326  Broadridge Financial Solutions, Inc.                   673,032
      109,154  Convergys Corp.                                      1,834,879
       24,193  DST Systems, Inc.                                    1,379,969
       22,267  Gartner, Inc. (a)                                    1,033,411
       18,052  Jack Henry & Associates, Inc.                          685,976
       36,797  Lender Processing Services, Inc.                       887,176
       71,269  ManTech International Corp., Class A                 1,637,049
       34,183  NeuStar, Inc., Class A (a)                           1,250,756
       19,626  WEX, Inc. (a)                                        1,448,006
                                                               --------------
                                                                   12,892,682
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.6%
       21,151  Polaris Industries, Inc.                             1,787,260
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.5%
        3,205  Bio-Rad Laboratories, Inc., Class A (a)                324,827


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
       25,916  Charles River Laboratories International,
                   Inc., (a)                                   $      967,185
        2,004  Mettler-Toledo International, Inc. (a)                 339,417
                                                               --------------
                                                                    1,631,429
                                                               --------------
               MACHINERY -- 6.4%
       36,025  AGCO Corp. (a)                                       1,639,498
       15,330  CLARCOR, Inc.                                          693,529
        8,567  Crane Co.                                              359,643
        9,856  Donaldson Co., Inc.                                    318,053
       11,326  Gardner Denver, Inc.                                   785,232
       13,607  Graco, Inc.                                            653,952
       16,663  Harsco Corp.                                           333,093
       24,570  IDEX Corp.                                           1,044,962
       46,129  Kennametal, Inc.                                     1,633,889
       26,281  Lincoln Electric Holdings, Inc.                      1,139,807
       17,507  Nordson Corp.                                        1,033,438
       49,886  Oshkosh Corp. (a)                                    1,495,582
       23,057  Pentair Ltd.                                           973,928
        5,230  SPX Corp.                                              358,726
       30,300  Terex Corp. (a)                                        683,265
       46,029  Timken (The) Co.                                     1,817,685
       45,658  Trinity Industries, Inc.                             1,428,182
       13,007  Valmont Industries, Inc.                             1,757,246
       17,043  Wabtec Corp.                                         1,395,822
                                                               --------------
                                                                   19,545,532
                                                               --------------
               MARINE -- 0.5%
       24,753  Kirby Corp. (a)                                      1,422,802
                                                               --------------
               MEDIA -- 2.8%
       23,582  AMC Networks, Inc., Class A (a)                      1,101,751
       30,503  Cinemark Holdings, Inc.                                753,119
       17,789  DreamWorks Animation SKG, Inc., Class A (a)            362,362
       14,890  John Wiley & Sons, Inc., Class A                       645,928
       36,923  Lamar Advertising Co., Class A (a)                   1,449,228
       29,322  Meredith Corp.                                         981,407
       53,822  Scholastic Corp.                                     1,775,588
       55,422  Valassis Communications, Inc. (a)                    1,442,081
                                                               --------------
                                                                    8,511,464
                                                               --------------
               METALS & MINING -- 2.6%
       19,615  Carpenter Technology Corp.                             953,485
       77,748  Commercial Metals Co.                                1,069,813
       32,673  Reliance Steel & Aluminum Co.                        1,775,451
       17,128  Royal Gold, Inc.                                     1,508,634
      121,849  Steel Dynamics, Inc.                                 1,541,390
       47,381  Worthington Industries, Inc.                         1,024,377
                                                               --------------
                                                                    7,873,150
                                                               --------------
               MULTILINE RETAIL -- 0.3%
       99,541  Saks, Inc. (a)                                       1,023,282
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MULTI-UTILITIES -- 1.4%
       23,652  Alliant Energy Corp.                            $    1,057,244
       19,235  Black Hills Corp.                                      688,036
       46,564  MDU Resources Group, Inc.                            1,011,836
       47,845  Vectren Corp.                                        1,414,777
                                                               --------------
                                                                    4,171,893
                                                               --------------
               OFFICE ELECTRONICS -- 0.1%
        9,113  Zebra Technologies Corp.,      Class A (a)             327,430
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 2.5%
      162,128  Arch Coal, Inc.                                      1,290,539
       27,621  Bill Barrett Corp. (a)                                 632,797
       32,636  Energen Corp.                                        1,522,470
       41,445  HollyFrontier Corp.                                  1,601,020
       27,389  Plains Exploration & Production Co. (a)                976,692
       21,425  Rosetta Resources, Inc. (a)                            986,407
       19,213  World Fuel Services Corp.                              666,691
                                                               --------------
                                                                    7,676,616
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.6%
       21,848  Domtar Corp.                                         1,742,378
                                                               --------------
               PHARMACEUTICALS -- 0.4%
       10,785  Endo Health Solutions, Inc. (a)                        309,098
       23,718  Medicis Pharmaceutical Corp., Class A                1,029,599
                                                               --------------
                                                                    1,338,697
                                                               --------------
               PROFESSIONAL SERVICES -- 1.7%
       31,894  Corporate Executive Board     (The) Co.              1,433,954
       66,945  Korn/Ferry International (a)                           896,394
       37,184  Manpower, Inc.                                       1,410,761
       25,794  Towers Watson & Co., Class A                         1,385,396
                                                               --------------
                                                                    5,126,505
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.5%
       14,386  Hospitality Properties Trust                           332,604
        5,977  Macerich (The) Co.                                     340,689
       22,432  National Retail Properties, Inc.                       710,646
       15,050  OMEGA Healthcare Investors, Inc.                       345,247
        9,154  Potlatch Corp.                                         352,246
       13,960  Rayonier, Inc.                                         684,179
        8,366  Realty Income Corp.                                    328,533
       14,040  Regency Centers Corp.                                  674,201
        4,272  SL Green Realty Corp.                                  321,682
        4,458  Taubman Centers, Inc.                                  350,176
                                                               --------------
                                                                    4,440,203
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
        4,481  Jones Lang LaSalle, Inc.                        $      348,353
                                                               --------------
               ROAD & RAIL -- 1.7%
       49,995  Con-way, Inc.                                        1,455,354
        6,574  J.B. Hunt Transport Services, Inc.                     385,894
       13,543  Kansas City Southern                                 1,089,670
        7,235  Landstar System, Inc.                                  366,453
       80,040  Werner Enterprises, Inc.                             1,853,726
                                                               --------------
                                                                    5,151,097
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                   1.2%
      260,144  Atmel Corp. (a)                                      1,213,572
       13,400  Cree, Inc. (a)                                         406,422
      104,296  Fairchild Semiconductor International,
                   Inc. (a)                                         1,226,521
       29,034  Skyworks Solutions, Inc. (a)                           679,395
                                                               --------------
                                                                    3,525,910
                                                               --------------
               SOFTWARE -- 3.2%
       16,190  ACI Worldwide, Inc. (a)                                633,029
       18,642  ANSYS, Inc. (a)                                      1,321,345
      106,363  Cadence Design Systems, Inc. (a)                     1,346,556
       18,559  Concur Technologies, Inc. (a)                        1,229,163
       15,458  Fair Isaac Corp.                                       720,343
       88,395  Mentor Graphics Corp. (a)                            1,371,890
       15,692  Parametric Technology Corp. (a)                        316,664
       30,686  Solarwinds, Inc. (a)                                 1,552,405
       31,080  Synopsys, Inc. (a)                                   1,000,776
       11,316  TIBCO Software, Inc. (a)                               285,276
                                                               --------------
                                                                    9,777,447
                                                               --------------
               SPECIALTY RETAIL -- 7.2%
       61,505  Aaron's, Inc.                                        1,896,199
       75,851  Aeropostale, Inc. (a)                                  906,419
       32,456  American Eagle Outfitters, Inc.                        677,357
       18,134  ANN, Inc. (a)                                          637,591
       63,793  Ascena Retail Group, Inc. (a)                        1,263,101
       80,303  Barnes & Noble, Inc. (a)                             1,352,303
       37,779  Chico's FAS, Inc.                                      702,689
       26,391  Dick's Sporting Goods, Inc.                          1,319,550
       19,273  Foot Locker, Inc.                                      645,646
       67,288  Guess?, Inc.                                         1,667,397
      668,144  Office Depot, Inc. (a)                               1,656,997
       19,837  PetSmart, Inc.                                       1,316,978
      574,941  RadioShack Corp.                                     1,287,868
       48,759  Rent-A-Center, Inc.                                  1,625,138
       28,063  Signet Jewelers Ltd.                                 1,452,541
       17,296  Tractor Supply Co.                                   1,664,567
       38,900  Williams-Sonoma, Inc.                                1,798,347
                                                               --------------
                                                                   21,870,688
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
       25,415  Carter's, Inc. (a)                              $    1,373,935
       14,601  PVH Corp.                                            1,605,964
       30,637  Under Armour, Inc., Class A (a)                      1,601,089
        6,591  Warnaco Group (The), Inc. (a)                          465,193
                                                               --------------
                                                                    5,046,181
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.4%
       34,624  Astoria Financial Corp.                                347,279
       48,318  New York Community Bancorp, Inc.                       669,687
       20,509  Washington Federal, Inc.                               344,141
                                                               --------------
                                                                    1,361,107
                                                               --------------
               TOBACCO -- 0.4%
       26,873  Universal Corp.                                      1,331,826
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 1.2%
       24,182  GATX Corp.                                           1,002,586
        5,071  MSC Industrial Direct Co., Inc., Class A               378,297
       31,375  United Rentals, Inc. (a)                             1,275,707
       13,541  Watsco, Inc.                                           925,527
                                                               --------------
                                                                    3,582,117
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      305,641,272
               (Cost $294,422,598)

               MONEY MARKET FUND -- 0.1%
      169,672  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      169,672
               (Cost $169,672)                                 --------------

               TOTAL INVESTMENTS -- 100.1%                        305,810,944
               (Cost $294,592,270) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (166,792)
                                                               --------------
               NET ASSETS -- 100.0%                            $  305,644,152
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $24,300,432 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,081,758.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $305,641,272        $         --       $     --
Money Market Fund                169,672                  --             --
                          ------------------------------------------------------
Total Investments           $305,810,944        $         --       $     --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.6%
       39,402  AAR Corp.                                       $      594,576
       26,482  Ceradyne, Inc.                                         925,811
        5,169  Cubic Corp.                                            252,247
       19,786  Curtiss-Wright Corp.                                   610,794
       35,068  Engility Holdings, Inc. (a)                            666,292
       17,085  Moog, Inc., Class A (a)                                632,316
       35,548  Orbital Sciences Corp. (a)                             476,343
        4,083  Teledyne Technologies, Inc. (a)                        261,435
                                                               --------------
                                                                    4,419,814
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.2%
        8,719  Hub Group, Inc., Class A (a)                           270,376
                                                               --------------
               AIRLINES -- 0.6%
        4,085  Allegiant Travel Co. (a)                               297,143
       62,633  SkyWest, Inc.                                          685,831
                                                               --------------
                                                                      982,974
                                                               --------------
               AUTO COMPONENTS -- 1.2%
       12,849  Drew Industries, Inc. (a)                              406,928
       77,637  Spartan Motors, Inc.                                   364,894
       35,124  Standard Motor Products, Inc.                          659,629
       37,858  Superior Industries International, Inc.                646,993
                                                               --------------
                                                                    2,078,444
                                                               --------------
               BEVERAGES -- 0.1%
        1,156  Boston Beer (The) Co., Inc.,   Class A (a)             124,363
                                                               --------------
               BIOTECHNOLOGY -- 0.6%
       10,857  Cubist Pharmaceuticals, Inc. (a)                       465,765
       36,425  Emergent Biosolutions, Inc. (a)                        484,088
       11,061  Spectrum Pharmaceuticals, Inc. (a)                     123,441
                                                               --------------
                                                                    1,073,294
                                                               --------------
               BUILDING PRODUCTS -- 1.4%
       11,245  A.O. Smith Corp.                                       683,359
        6,572  AAON, Inc.                                             137,880
       30,281  Gibraltar Industries, Inc. (a)                         377,301
       50,252  Griffon Corp.                                          510,058
       25,802  NCI Building Systems, Inc. (a)                         289,240
        4,523  Simpson Manufacturing Co., Inc.                        137,771
        6,230  Universal Forest Products, Inc.                        239,855
                                                               --------------
                                                                    2,375,464
                                                               --------------
               CAPITAL MARKETS -- 1.5%
       22,233  Calamos Asset Management, Inc., Class A                240,117
       10,861  Financial Engines, Inc. (a)                            260,773
       26,052  HFF, Inc., Class A (a)                                 362,904
       56,162  Prospect Capital Corp.                                 664,958
        7,702  Stifel Financial Corp. (a)                             244,153


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS (CONTINUED)
        7,524  Virtus Investment Partners, Inc. (a)            $      722,304
                                                               --------------
                                                                    2,495,209
                                                               --------------
               CHEMICALS -- 3.7%
       21,729  A. Schulman, Inc.                                      557,566
       18,591  American Vanguard Corp.                                664,257
        3,523  Balchem Corp.                                          122,706
       18,085  Calgon Carbon Corp. (a)                                224,073
       12,652  H.B. Fuller Co.                                        384,621
        9,342  Hawkins, Inc.                                          365,272
        2,668  Innophos Holdings, Inc.                                127,130
       11,113  Koppers Holdings, Inc.                                 396,734
       19,830  Kraton Performance Polymers,    Inc. (a)               432,691
       14,747  LSB Industries, Inc. (a)                               593,862
       20,939  OM Group, Inc. (a)                                     423,596
        7,809  PolyOne Corp.                                          147,824
       11,089  Quaker Chemical Corp.                                  587,606
        5,384  Stepan Co.                                             515,787
       29,175  Tredegar Corp.                                         495,100
       17,115  Zep, Inc.                                              245,258
                                                               --------------
                                                                    6,284,083
                                                               --------------
               COMMERCIAL BANKS -- 4.2%
       15,017  Bank of the Ozarks, Inc.                               491,657
       10,261  BBCN Bancorp, Inc.                                     122,414
       13,492  Boston Private Financial Holdings, Inc.                124,396
        3,610  City Holding Co.                                       126,783
       13,959  Columbia Banking System, Inc.                          247,214
        9,181  Community Bank System, Inc.                            253,304
       10,838  CVB Financial Corp.                                    117,267
       11,543  F.N.B. Corp.                                           123,856
       29,277  First BanCorp (a)                                      124,134
       18,356  First Commonwealth Financial Corp.                     120,232
        7,651  First Financial Bancorp                                120,121
        3,590  First Financial Bankshares, Inc.                       130,066
       40,404  Hanmi Financial Corp. (a)                              501,414
       11,389  Home BancShares, Inc.                                  394,515
        4,301  Independent Bank Corp.                                 126,922
       28,408  National Penn Bancshares, Inc.                         253,683
       11,725  NBT Bancorp, Inc.                                      249,391
       19,015  Old National Bancorp                                   233,314
       20,093  Pinnacle Financial Partners, Inc. (a)                  392,818
        8,092  PrivateBancorp, Inc.                                   130,767
       14,697  S&T Bancorp, Inc.                                      258,226
       10,627  Simmons First National Corp., Class A                  264,506
       13,045  Sterling Bancorp                                       124,580
       12,371  Susquehanna Bancshares, Inc.                           128,287


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
       13,016  Texas Capital Bancshares, Inc. (a)              $      617,869
        3,193  Tompkins Financial Corp.                               129,253
        2,657  UMB Financial Corp.                                    118,316
       20,077  Umpqua Holdings Corp.                                  242,731
        5,194  United Bankshares, Inc.                                123,773
       61,620  Wilshire Bancorp, Inc. (a)                             401,146
        6,889  Wintrust Financial Corp.                               254,549
                                                               --------------
                                                                    7,047,504
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 3.7%
       20,507  ABM Industries, Inc.                                   389,633
       24,800  Consolidated Graphics, Inc. (a)                        731,848
       18,316  Encore Capital Group, Inc. (a)                         531,164
        8,267  G&K Services, Inc., Class A                            266,611
        9,353  Geo Group (The), Inc.                                  259,265
       22,631  Healthcare Services Group, Inc.                        540,881
       23,232  Mobile Mini, Inc. (a)                                  404,702
        6,194  Portfolio Recovery Associates,   Inc. (a)              648,202
       48,139  Sykes Enterprises, Inc. (a)                            655,653
       14,783  Tetra Tech, Inc. (a)                                   383,471
        9,687  UniFirst Corp.                                         673,925
       19,893  United Stationers, Inc.                                577,295
        6,202  Viad Corp.                                             131,544
                                                               --------------
                                                                    6,194,194
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.1%
        6,926  Bel Fuse, Inc., Class B                                114,695
       18,726  Comtech Telecommunications Corp.                       471,333
       25,472  Digi International, Inc. (a)                           239,946
       57,004  Harmonic, Inc. (a)                                     247,397
       13,572  NETGEAR, Inc. (a)                                      481,942
        7,824  Oplink Communications, Inc. (a)                        116,265
       37,130  Symmetricom, Inc. (a)                                  228,350
                                                               --------------
                                                                    1,899,928
                                                               --------------
               COMPUTERS & PERIPHERALS -- 0.5%
       15,755  3D Systems Corp. (a)                                   685,342
       21,512  Super Micro Computer, Inc. (a)                         170,160
                                                               --------------
                                                                      855,502
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.9%
       20,260  Aegion Corp. (a)                                       374,202
       44,991  Dycom Industries, Inc. (a)                             640,672
       13,601  EMCOR Group, Inc.                                      437,408
                                                               --------------
                                                                    1,452,282
                                                               --------------
               CONSTRUCTION MATERIALS -- 0.9%
       13,987  Eagle Materials, Inc.                                  740,892


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CONSTRUCTION MATERIALS (CONTINUED)
       98,328  Headwaters, Inc. (a)                            $      706,978
                                                               --------------
                                                                    1,447,870
                                                               --------------
               CONSUMER FINANCE -- 0.3%
        5,625  First Cash Financial Services, Inc. (a)               251,213
        3,837  World Acceptance Corp. (a)                            256,158
                                                               --------------
                                                                      507,371
                                                               --------------
               CONTAINERS & PACKAGING -- 0.2%
       24,852  Myers Industries, Inc.                                 368,555
                                                               --------------
               DISTRIBUTORS -- 0.6%
        9,335  Pool Corp.                                             393,190
       86,495  VOXX International Corp. (a)                           537,999
                                                               --------------
                                                                      931,189
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.4%
        7,105  American Public Education, Inc. (a)                    258,835
        3,692  Capella Education Co. (a)                              115,264
        2,876  Coinstar, Inc. (a)                                     135,000
      271,844  Corinthian Colleges, Inc. (a)                          742,134
       28,454  Hillenbrand, Inc.                                      582,454
       61,620  Lincoln Educational Services Corp.                     228,610
       18,889  Universal Technical Institute, Inc.                    242,157
                                                               --------------
                                                                    2,304,454
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       27,689  Interactive Brokers Group, Inc., Class A               394,568
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
        9,032  Atlantic Tele-Network, Inc.                            374,286
       26,248  Cbeyond, Inc. (a)                                      201,060
       39,611  General Communication, Inc.,  Class A (a)              346,200
       68,976  Neutral Tandem, Inc.                                   318,669
                                                               --------------
                                                                    1,240,215
                                                               --------------
               ELECTRIC UTILITIES -- 0.9%
        9,302  ALLETE, Inc.                                           387,149
       11,334  El Paso Electric Co.                                   385,243
       10,826  UIL Holdings Corp.                                     391,577
        9,274  UNS Energy Corp.                                       395,443
                                                               --------------
                                                                    1,559,412
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.7%
       17,034  AZZ, Inc.                                              671,821
       10,526  Belden, Inc.                                           376,831
       17,690  Encore Wire Corp.                                      545,913


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
       18,334  EnerSys (a)                                     $      632,156
        8,557  Franklin Electric Co., Inc.                            495,793
        3,347  Powell Industries, Inc. (a)                            133,144
                                                               --------------
                                                                    2,855,658
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 5.7%
        9,007  Anixter International, Inc.                            527,990
        3,556  Badger Meter, Inc.                                     152,339
       33,896  Benchmark Electronics, Inc. (a)                        502,339
       51,400  CTS Corp.                                              425,592
       13,606  Daktronics, Inc.                                       119,325
        3,132  FARO Technologies, Inc. (a)                            125,906
        9,675  FEI Co.                                                532,609
       37,013  Insight Enterprises, Inc. (a)                          598,500
       11,771  Measurement Specialties, Inc. (a)                      383,852
       60,921  Mercury Computer Systems, Inc. (a)                     499,248
       26,653  Methode Electronics, Inc.                              269,728
       12,082  MTS Systems Corp.                                      609,054
       58,500  Newport Corp. (a)                                      632,970
        8,312  OSI Systems, Inc. (a)                                  658,726
       10,423  Park Electrochemical Corp.                             258,699
       12,817  Plexus Corp. (a)                                       344,905
      143,777  RadiSys Corp. (a)                                      408,327
       32,793  Rofin-Sinar Technologies, Inc. (a)                     597,160
        6,109  Rogers Corp. (a)                                       240,756
       16,166  ScanSource, Inc. (a)                                   472,855
       19,858  SYNNEX Corp. (a)                                       643,201
       68,609  TTM Technologies, Inc. (a)                             617,481
                                                               --------------
                                                                    9,621,562
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 2.3%
       57,665  Basic Energy Services, Inc. (a)                        599,139
        7,679  Bristow Group, Inc.                                    383,336
        8,458  Geospace Technologies Corp. (a)                        547,486
       18,570  Gulf Island Fabrication, Inc.                          440,666
        7,061  Hornbeck Offshore Services, Inc. (a)                   244,593
       55,935  ION Geophysical Corp. (a)                              361,340
       48,968  Matrix Service Co. (a)                                 513,674
       83,053  Pioneer Energy Services Corp. (a)                      548,150
       64,164  TETRA Technologies, Inc. (a)                           343,278
                                                               --------------
                                                                    3,981,662
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.3%
       17,180  Andersons (The), Inc.                                  674,830
        6,795  Casey's General Stores, Inc.                           350,282
       42,260  Spartan Stores, Inc.                                   606,854
       11,070  United Natural Foods, Inc. (a)                         589,367
                                                               --------------
                                                                    2,221,333
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               FOOD PRODUCTS -- 2.4%
       17,077  B&G Foods, Inc.                                 $      516,921
       10,350  Calavo Growers, Inc.                                   244,363
       11,517  Cal-Maine Foods, Inc.                                  496,728
       28,299  Darling International, Inc. (a)                        467,782
       34,376  Diamond Foods, Inc.                                    636,644
       10,269  Hain Celestial Group (The), Inc. (a)                   593,548
        2,256  J & J Snack Foods Corp.                                129,201
        2,916  Sanderson Farms, Inc.                                  132,066
       21,668  Seneca Foods Corp., Class A (a)                        619,380
       10,350  Snyder's-Lance, Inc.                                   262,269
                                                               --------------
                                                                    4,098,902
                                                               --------------
               GAS UTILITIES -- 0.7%
        9,027  Laclede Group (The), Inc.                              375,884
        2,831  New Jersey Resources Corp.                             125,866
        5,254  Northwest Natural Gas Co.                              244,469
        3,985  Piedmont Natural Gas Co., Inc.                         127,002
        8,784  Southwest Gas Corp.                                    381,841
                                                               --------------
                                                                    1,255,062
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
        7,206  Abaxis, Inc. (a)                                       265,037
       17,501  Align Technology, Inc. (a)                             465,177
        6,620  Analogic Corp.                                         487,629
       14,335  Cantel Medical Corp.                                   372,853
       38,512  CryoLife, Inc.                                         238,389
        9,874  Cyberonics, Inc. (a)                                   456,672
       21,272  Greatbatch, Inc. (a)                                   467,559
        3,227  Haemonetics Corp. (a)                                  263,646
        6,418  ICU Medical, Inc. (a)                                  380,780
        9,445  Integra LifeSciences Holdings (a)                      361,271
        9,151  Invacare Corp.                                         124,911
        6,746  Meridian Bioscience, Inc.                              133,234
       26,001  Merit Medical Systems, Inc. (a)                        375,454
       11,295  NuVasive, Inc. (a)                                     162,874
       27,414  Palomar Medical Technologies,  Inc. (a)                236,583
       19,197  SurModics, Inc. (a)                                    345,162
       13,083  Symmetry Medical, Inc. (a)                             119,840
        7,316  West Pharmaceutical Services, Inc.                     394,113
                                                               --------------
                                                                    5,651,184
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.0%
        5,420  Air Methods Corp. (a)                                  594,195
       30,405  Almost Family, Inc. (a)                                630,296
       13,677  AmSurg Corp. (a)                                       390,068
       22,637  Bio-Reference Laboratories, Inc. (a)                   628,403
       13,836  Centene Corp. (a)                                      525,491


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        5,602  Chemed Corp.                                    $      376,735
        2,891  CorVel Corp. (a)                                       122,954
       16,911  Ensign Group (The), Inc.                               493,125
        9,072  Hanger, Inc. (a)                                       229,975
        8,493  IPC Hospitalist (The) Co. (a)                          292,924
       45,484  Kindred Healthcare, Inc. (a)                           445,743
        4,332  Landauer, Inc.                                         251,039
        5,015  Magellan Health Services, Inc. (a)                     251,502
        6,066  MWI Veterinary Supply, Inc. (a)                        637,051
       51,106  PharMerica Corp. (a)                                   624,515
       11,361  PSS World Medical, Inc. (a)                            325,152
                                                               --------------
                                                                    6,819,168
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.7%
       18,186  HealthStream, Inc. (a)                                 464,470
       15,590  Medidata Solutions, Inc. (a)                           655,092
                                                               --------------
                                                                    1,119,562
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 4.5%
          356  Biglari Holdings, Inc. (a)                             125,885
        5,706  BJ's Restaurants, Inc. (a)                             188,583
       91,642  Boyd Gaming Corp. (a)                                  565,431
        3,018  Buffalo Wild Wings, Inc. (a)                           229,217
        7,713  Cracker Barrel Old Country Store, Inc.                 490,933
        6,931  DineEquity, Inc. (a)                                   434,574
       13,673  Interval Leisure Group, Inc.                           260,607
        9,205  Jack in the Box, Inc. (a)                              239,422
       58,289  Marcus (The) Corp.                                     635,350
       59,426  Monarch Casino & Resort, Inc. (a)                      541,965
       41,132  Multimedia Games Holding Co.,  Inc. (a)                653,999
       12,115  Papa John's International, Inc. (a)                    645,972
       42,253  Pinnacle Entertainment, Inc. (a)                       539,148
       15,896  Red Robin Gourmet Burgers, Inc. (a)                    530,926
       71,393  Ruby Tuesday, Inc. (a)                                 515,458
       40,626  Ruth's Hospitality Group, Inc. (a)                     270,163
       16,370  SHFL entertainment, Inc. (a)                           231,308
       12,600  Sonic Corp. (a)                                        125,622
       22,702  Texas Roadhouse, Inc.                                  369,589
                                                               --------------
                                                                    7,594,152
                                                               --------------
               HOUSEHOLD DURABLES -- 2.1%
       30,810  American Greetings Corp., Class A                      529,008
       23,613  Ethan Allen Interiors, Inc.                            694,458
       20,328  Helen of Troy Ltd. (a)                                 614,312
       26,534  La-Z-Boy, Inc. (a)                                     430,382
       21,567  Ryland Group (The), Inc.                               730,474
       36,802  Universal Electronics, Inc. (a)                        631,522
                                                               --------------
                                                                    3,630,156
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD PRODUCTS -- 0.3%
       21,423  Central Garden & Pet Co., Class A (a)           $      241,437
        4,917  WD-40 Co.                                              235,328
                                                               --------------
                                                                      476,765
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.2%
        8,733  Standex International Corp.                            403,814
                                                               --------------
               INSURANCE -- 2.7%
        4,767  AMERISAFE, Inc. (a)                                    125,134
       13,786  eHealth, Inc. (a)                                      299,156
       14,118  Employers Holdings, Inc.                               257,654
       35,724  Horace Mann Educators Corp.                            686,258
        6,428  Infinity Property & Casualty Corp.                     367,103
       33,652  Meadowbrook Insurance Group, Inc.                      189,124
       22,970  National Financial Partners Corp. (a)                  421,500
        5,256  Navigators Group (The), Inc. (a)                       278,988
       18,577  Presidential Life Corp.                                259,706
        8,462  Safety Insurance Group, Inc.                           392,214
        6,813  Selective Insurance Group, Inc.                        125,972
       25,700  Stewart Information Services Corp.                     599,324
       13,348  Tower Group, Inc.                                      240,531
       15,452  United Fire Group, Inc.                                367,294
                                                               --------------
                                                                    4,609,958
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.4%
        6,978  Blue Nile, Inc. (a)                                    263,559
       38,664  PetMed Express, Inc.                                   421,438
                                                               --------------
                                                                      684,997
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 2.2%
       36,328  Blucora, Inc. (a)                                      637,556
       13,939  DealerTrack Holdings, Inc. (a)                         380,953
       46,105  Dice Holdings, Inc. (a)                                407,107
       15,535  Digital River, Inc. (a)                                222,772
       11,827  j2 Global, Inc.                                        355,283
        7,732  Liquidity Services, Inc. (a)                           318,790
       14,291  LivePerson, Inc. (a)                                   224,226
       10,721  Perficient, Inc. (a)                                   121,898
       61,692  QuinStreet, Inc. (a)                                   377,555
      117,208  United Online, Inc.                                    628,235
       15,497  XO Group, Inc. (a)                                     124,751
                                                               --------------
                                                                    3,799,126
                                                               --------------
               IT SERVICES -- 2.7%
       13,036  Cardtronics, Inc. (a)                                  370,353
       37,289  CIBER, Inc. (a)                                        116,342
       28,767  CSG Systems International, Inc. (a)                    592,888
       17,545  Exlservice Holdings, Inc. (a)                          520,034
       12,253  Heartland Payment Systems, Inc.                        319,558
       35,609  iGATE Corp. (a)                                        571,524


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       10,834  MAXIMUS, Inc.                                   $      597,820
       94,040  NCI, Inc., Class A (a)                                 528,505
       30,357  TeleTech Holdings, Inc. (a)                            511,212
       29,127  Virtusa Corp. (a)                                      499,819
                                                               --------------
                                                                    4,628,055
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.7%
        6,242  Arctic Cat, Inc. (a)                                   226,397
       11,436  Brunswick Corp.                                        269,775
        8,882  JAKKS Pacific, Inc.                                    114,667
       10,457  Sturm, Ruger & Co., Inc.                               493,884
                                                               --------------
                                                                    1,104,723
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.8%
       89,652  Affymetrix, Inc. (a)                                   284,197
       33,095  Cambrex Corp. (a)                                      399,787
       63,430  Enzo Biochem, Inc. (a)                                 126,860
       16,826  PAREXEL International Corp. (a)                        516,390
                                                               --------------
                                                                    1,327,234
                                                               --------------
               MACHINERY -- 4.0%
       13,565  Actuant Corp., Class A                                 383,075
       12,281  Astec Industries, Inc. (a)                             353,693
       20,695  Barnes Group, Inc.                                     473,502
       13,862  Briggs & Stratton Corp.                                273,774
       11,818  Cascade Corp.                                          768,052
       13,711  CIRCOR International, Inc.                             472,892
       14,374  EnPro Industries, Inc. (a)                             525,513
        3,331  ESCO Technologies, Inc.                                124,713
        7,925  John Bean Technologies Corp.                           122,203
       17,377  Kaydon Corp.                                           388,550
        7,192  Lindsay Corp.                                          549,253
       36,735  Lydall, Inc. (a)                                       474,249
        2,847  Mueller Industries, Inc.                               124,699
       10,857  Robbins & Myers, Inc.                                  643,603
        3,022  Tennant Co.                                            113,083
       13,012  Toro (The) Co.                                         549,367
       10,261  Watts Water Technologies, Inc., Class A                412,800
                                                               --------------
                                                                    6,753,021
                                                               --------------
               MEDIA -- 0.6%
        3,414  Arbitron, Inc.                                         124,133
       45,563  Digital Generation, Inc. (a)                           423,736
       12,150  E.W. Scripps (The) Co., Class A (a)                    128,911
       30,058  Live Nation Entertainment, Inc. (a)                    275,031
                                                               --------------
                                                                      951,811
                                                               --------------
               METALS & MINING -- 1.9%
       15,277  AMCOL International Corp.                              482,447


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               METALS & MINING (CONTINUED)
       17,005  Globe Specialty Metals, Inc.                    $      255,585
        7,443  Haynes International, Inc.                             377,211
        6,648  Kaiser Aluminum Corp.                                  402,736
       27,186  Materion Corp.                                         569,547
       38,327  Olympic Steel, Inc.                                    689,886
        5,405  RTI International Metals, Inc. (a)                     123,180
       16,055  SunCoke Energy, Inc. (a)                               258,004
                                                               --------------
                                                                    3,158,596
                                                               --------------
               MULTILINE RETAIL -- 0.4%
       45,467  Fred's, Inc., Class A                                  616,078
       19,755  Tuesday Morning Corp. (a)                              117,937
                                                               --------------
                                                                      734,015
                                                               --------------
               MULTI-UTILITIES -- 0.7%
       20,110  Avista Corp.                                           511,196
        1,985  CH Energy Group, Inc.                                  129,085
       14,287  NorthWestern Corp.                                     511,617
                                                               --------------
                                                                    1,151,898
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 2.4%
       12,884  Approach Resources, Inc. (a)                           317,333
       35,744  Cloud Peak Energy, Inc. (a)                            754,198
       28,160  Comstock Resources, Inc. (a)                           482,099
       16,558  Gulfport Energy Corp. (a)                              549,394
       16,365  PDC Energy, Inc. (a)                                   495,369
       83,482  Penn Virginia Corp.                                    377,339
       25,755  Stone Energy Corp. (a)                                 607,561
       30,986  Swift Energy Co. (a)                                   517,776
                                                               --------------
                                                                    4,101,069
                                                               --------------
               PAPER & FOREST PRODUCTS -- 1.3%
       20,181  Buckeye Technologies, Inc.                             528,742
       15,661  Clearwater Paper Corp. (a)                             619,236
       28,896  KapStone Paper & Packaging Corp. (a)                   634,845
       13,555  Neenah Paper, Inc.                                     351,074
        3,921  Schweitzer-Mauduit International, Inc.                 137,353
                                                               --------------
                                                                    2,271,250
                                                               --------------
               PERSONAL PRODUCTS -- 0.7%
       28,284  Inter Parfums, Inc.                                    516,466
       24,741  Medifast, Inc. (a)                                     631,390
                                                               --------------
                                                                    1,147,856
                                                               --------------
               PHARMACEUTICALS -- 0.5%
       19,577  Akorn, Inc. (a)                                        235,120
       20,053  Medicines (The) Co. (a)                                439,562
        8,565  ViroPharma, Inc. (a)                                   216,266
                                                               --------------
                                                                      890,948
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 1.6%
       15,197  CDI Corp.                                       $      261,237
        4,532  Exponent, Inc. (a)                                     249,169
        5,130  Insperity, Inc.                                        133,944
       51,348  Kelly Services, Inc., Class A                          682,415
       58,551  Navigant Consulting, Inc. (a)                          608,345
       39,480  Resources Connection, Inc.                             487,183
       16,464  TrueBlue, Inc. (a)                                     214,855
                                                               --------------
                                                                    2,637,148
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.8%
        5,214  Acadia Realty Trust                                    133,895
        6,147  Colonial Properties Trust                              132,960
        2,433  EastGroup Properties, Inc.                             126,662
        5,825  Entertainment Properties Trust                         258,921
       15,566  Extra Space Storage, Inc.                              536,871
       11,690  Franklin Street Properties Corp.                       133,383
        5,614  Healthcare Realty Trust, Inc.                          131,873
        2,889  Kilroy Realty Corp.                                    128,300
        4,063  LTC Properties, Inc.                                   134,120
        1,935  PS Business Parks, Inc.                                124,092
        2,914  Saul Centers, Inc.                                     126,089
        6,709  Sovran Self Storage, Inc.                              387,780
        4,004  Tanger Factory Outlet Centers, Inc.                    126,006
       11,258  Universal Health Realty Income Trust                   556,596
                                                               --------------
                                                                    3,037,548
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
        7,766  Forestar Group, Inc. (a)                               124,334
                                                               --------------
               ROAD & RAIL -- 1.2%
       81,692  Arkansas Best Corp.                                   657,621
       29,058  Heartland Express, Inc.                               405,359
       36,195  Knight Transportation, Inc.                           547,268
       12,870  Old Dominion Freight Line, Inc. (a)                   431,660
                                                               --------------
                                                                    2,041,908
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
       21,006  Advanced Energy Industries, Inc. (a)                   248,081
       80,571  Brooks Automation, Inc.                                581,723
       16,853  Cirrus Logic, Inc. (a)                                 686,928
       13,779  Cohu, Inc.                                             121,255
       30,427  Diodes, Inc. (a)                                       461,273
       22,233  Entropic Communications, Inc. (a)                      106,941
       12,441  Kulicke & Soffa Industries, Inc. (a)                   127,645
       12,419  Micrel, Inc.                                           120,340
       12,895  Microsemi Corp. (a)                                    247,584
       20,306  MKS Instruments, Inc.                                  479,831
        6,552  Monolithic Power Systems, Inc. (a)                     127,305


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
       18,740  Nanometrics, Inc. (a)                           $      257,862
       14,900  Pericom Semiconductor Corp. (a)                        115,177
       36,972  Rudolph Technologies, Inc. (a)                         351,604
       76,870  TriQuint Semiconductor, Inc. (a)                       361,289
       12,371  Ultratech, Inc. (a)                                    382,388
                                                               --------------
                                                                    4,777,226
                                                               --------------
               SOFTWARE -- 2.7%
       10,481  Bottomline Technologies, Inc. (a)                      245,255
        8,817  CommVault Systems, Inc. (a)                            550,798
       16,442  Ebix, Inc.                                             358,271
       28,927  EPIQ Systems, Inc.                                     353,199
        4,307  Interactive Intelligence Group, Inc. (a)               136,575
        8,144  JDA Software Group, Inc. (a)                           310,612
        9,037  Manhattan Associates, Inc. (a)                         542,220
          966  MicroStrategy, Inc., Class A (a)                        91,258
        8,299  Monotype Imaging Holdings, Inc.                        127,058
       20,290  NetScout Systems, Inc. (a)                             501,772
        7,596  OPNET Technologies, Inc.                               322,298
        5,278  Sourcefire, Inc. (a)                                   225,846
        5,652  Synchronoss Technologies, Inc. (a)                     115,809
        8,818  Tyler Technologies, Inc. (a)                           421,589
       41,385  VASCO Data Security International, Inc. (a)            293,006
                                                               --------------
                                                                    4,595,566
                                                               --------------
               SPECIALTY RETAIL -- 6.4%
       39,015  Big 5 Sporting Goods Corp.                             348,404
        2,849  Buckle (The), Inc.                                     128,689
       17,420  Cato (The) Corp., Class A                              494,379
        8,626  Children's Place Retail Stores (The), Inc. (a)         504,017
       22,761  Finish Line (The), Inc., Class A                       473,543
        7,755  Genesco, Inc. (a)                                      444,361
        4,298  Group 1 Automotive, Inc.                               266,519
       46,614  Haverty Furniture Cos., Inc.                           699,676
        6,529  Hibbett Sports, Inc. (a)                               352,501
       59,493  Hot Topic, Inc.                                        511,640
        2,668  Jos. A. Bank Clothiers, Inc. (a)                       124,836
       65,157  Kirkland's, Inc. (a)                                   624,856
       11,654  Lithia Motors, Inc., Class A                           398,567
       12,765  Lumber Liquidators Holdings, Inc. (a)                  712,542
       18,791  Men's Wearhouse (The), Inc.                            616,157
       66,274  OfficeMax, Inc.                                        487,114
       63,555  Pep Boys-Manny, Moe & Jack (The)                       634,914
       16,615  rue21, Inc. (a)                                        500,278
       20,507  Select Comfort Corp. (a)                               570,710
       20,452  Sonic Automotive, Inc., Class A                        396,769
       24,578  Stage Stores, Inc.                                     602,161


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       45,615  Stein Mart, Inc. (a)                            $      358,534
        8,876  Vitamin Shoppe, Inc. (a)                               508,062
        4,666  Zumiez, Inc. (a)                                       118,096
                                                               --------------
                                                                   10,877,325
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
       31,930  Crocs, Inc. (a)                                        402,318
       30,375  Fifth & Pacific Cos., Inc. (a)                         333,517
       28,376  Iconix Brand Group, Inc. (a)                           525,240
        6,318  Maidenform Brands, Inc. (a)                            118,210
        7,674  Movado Group, Inc.                                     243,189
       11,462  Oxford Industries, Inc.                                635,912
       17,606  Perry Ellis International, Inc. (a)                    363,388
      194,876  Quiksilver, Inc. (a)                                   623,603
       14,799  Steven Madden Ltd. (a)                                 635,173
        8,749  Wolverine World Wide, Inc.                             366,321
                                                               --------------
                                                                    4,246,871
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.8%
       28,440  Bank Mutual Corp.                                      128,264
       14,671  Brookline Bancorp, Inc.                                124,410
       17,923  Dime Community Bancshares, Inc.                        259,884
       10,580  Northwest Bancshares, Inc.                             125,902
       16,389  Provident Financial Services, Inc.                     245,835
       22,621  TrustCo Bank Corp.                                     126,225
       20,249  ViewPoint Financial Group, Inc.                        421,179
                                                               --------------
                                                                    1,431,699
                                                               --------------
               TOBACCO -- 0.2%
      120,183  Alliance One International, Inc. (a)                   365,356
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.5%
       12,494  Applied Industrial Technologies, Inc.                  507,132
       10,826  Kaman Corp.                                            402,727
                                                               --------------
                                                                      909,859
                                                               --------------
               WATER UTILITIES -- 0.2%
        8,737  American States Water Co.                              384,603
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
        7,448  NTELOS Holdings Corp.                                  113,582
       54,507  USA Mobility, Inc.                                     602,302
                                                               --------------
                                                                      715,884
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                       169,495,929
               (Cost $162,990,000)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MONEY MARKET FUND -- 0.2%
      373,369  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)               $      373,369
                                                               --------------
               (Cost $373,369)

               TOTAL INVESTMENTS -- 100.1%                        169,869,298
               (Cost $163,363,369) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (108,942)
                                                               --------------
               NET ASSETS -- 100.0%                            $  169,760,356
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,783,294 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,277,365.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $169,495,929        $         --       $     --
Money Market Fund                373,369                  --             --
                          ------------------------------------------------------
Total Investments           $169,869,298        $         --       $     --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.5%
       25,100  General Dynamics Corp.                          $    1,708,808
       29,622  L-3 Communications Holdings, Inc.                    2,186,103
       31,975  Northrop Grumman Corp.                               2,196,363
        2,540  Precision Castparts Corp.                              439,598
       29,035  Raytheon Co.                                         1,642,220
        7,736  Rockwell Collins, Inc.                                 414,495
       15,855  Textron, Inc.                                          399,704
        5,298  United Technologies Corp.                              414,092
                                                               --------------
                                                                    9,401,383
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       19,614  FedEx Corp.                                          1,804,292
                                                               --------------
               AIRLINES -- 0.6%
      189,247  Southwest Airlines Co.                               1,669,159
                                                               --------------
               AUTO COMPONENTS -- 1.0%
       18,011  BorgWarner, Inc. (a)                                 1,185,484
       60,575  Johnson Controls, Inc.                               1,559,806
                                                               --------------
                                                                    2,745,290
                                                               --------------
               AUTOMOBILES -- 0.9%
      215,420  Ford Motor Co.                                       2,404,087
                                                               --------------
               BEVERAGES -- 1.1%
       26,537  Coca-Cola Enterprises, Inc.                            834,323
       25,654  Constellation Brands, Inc., Class A (a)                906,612
       27,633  Molson Coors Brewing Co., Class B                    1,192,088
                                                               --------------
                                                                    2,933,023
                                                               --------------
               CAPITAL MARKETS -- 2.3%
       55,031  Bank of New York Mellon (The) Corp.                  1,359,816
      141,292  E*TRADE Financial Corp. (a)                          1,181,201
       20,053  Federated Investors, Inc., Class B                     466,032
        7,302  Goldman Sachs Group (The), Inc.                        893,692
       16,603  Invesco Ltd.                                           403,785
       16,811  Legg Mason, Inc.                                       428,344
       49,571  Morgan Stanley                                         861,544
        9,889  State Street Corp.                                     440,753
                                                               --------------
                                                                    6,035,167
                                                               --------------
               CHEMICALS -- 1.2%
       10,036  Air Products and Chemicals, Inc.                       778,091
       28,654  Dow Chemical (The) Co.                                 839,562
       28,809  Mosaic (The) Co.                                     1,507,863
                                                               --------------
                                                                    3,125,516
                                                               --------------
               COMMERCIAL BANKS -- 2.5%
       12,515  BB&T Corp.                                             362,309
       13,362  Comerica, Inc.                                         398,321
       53,503  Fifth Third Bancorp                                    777,399
      180,402  Huntington Bancshares, Inc.                          1,152,769


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
      142,422  KeyCorp                                         $    1,199,193
       13,151  PNC Financial Services Group, Inc.                     765,257
       24,035  Wells Fargo & Co.                                      809,739
       60,266  Zions Bancorporation                                 1,293,911
                                                               --------------
                                                                    6,758,898
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 2.0%
       13,038  Avery Dennison Corp.                                   422,170
       10,012  Cintas Corp.                                           418,602
       30,024  Pitney Bowes, Inc.                                     431,145
       78,288  R.R. Donnelley & Sons Co.                              784,446
       60,330  Republic Services, Inc.                              1,710,355
       30,024  Tyco International Ltd.                                806,745
       25,869  Waste Management, Inc.                                 846,951
                                                               --------------
                                                                    5,420,414
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.8%
       86,941  Cisco Systems, Inc.                                  1,490,169
       16,202  Harris Corp.                                           741,727
                                                               --------------
                                                                    2,231,896
                                                               --------------
               COMPUTERS & PERIPHERALS -- 2.2%
      215,420  Dell, Inc.                                           1,988,326
       95,461  Lexmark International, Inc.,    Class A              2,029,501
       54,843  Western Digital Corp.                                1,877,276
                                                               --------------
                                                                    5,895,103
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.6%
       30,788  Jacobs Engineering Group, Inc. (a)                   1,188,109
       16,797  Quanta Services, Inc. (a)                              435,546
                                                               --------------
                                                                    1,623,655
                                                               --------------
               CONSUMER FINANCE -- 0.5%
        7,276  Capital One Financial Corp.                            437,797
       10,444  Discover Financial Services                            428,204
       26,396  SLM Corp.                                              464,042
                                                               --------------
                                                                    1,330,043
                                                               --------------
               CONTAINERS & PACKAGING -- 0.5%
       26,368  Bemis Co., Inc.                                        871,463
       26,838  Sealed Air Corp.                                       435,312
                                                               --------------
                                                                    1,306,775
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 3.4%
      187,961  Bank of America Corp.                                1,751,796
       38,042  Citigroup, Inc.                                      1,422,390
       21,725  CME Group, Inc.                                      1,215,079
       30,751  JPMorgan Chase & Co.                                 1,281,702


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
       71,248  NASDAQ OMX Group (The), Inc.                    $    1,696,415
       67,331  NYSE Euronext                                        1,667,116
                                                               --------------
                                                                    9,034,498
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
       30,811  CenturyLink, Inc.                                    1,182,526
      338,717  Frontier Communications Corp.                        1,598,744
                                                               --------------
                                                                    2,781,270
                                                               --------------
               ELECTRIC UTILITIES -- 5.4%
       37,773  American Electric Power Co., Inc.                    1,678,632
       19,211  Duke Energy Corp.                                    1,261,971
        9,080  Edison International                                   426,215
       23,949  Entergy Corp.                                        1,738,218
       23,325  Exelon Corp.                                           834,568
       28,227  FirstEnergy Corp.                                    1,290,538
       11,801  NextEra Energy, Inc.                                   826,778
       87,816  Pepco Holdings, Inc.                                 1,744,904
       23,575  Pinnacle West Capital Corp.                          1,248,768
       57,131  PPL Corp.                                            1,689,935
        9,002  Southern (The) Co.                                     421,654
       44,923  Xcel Energy, Inc.                                    1,269,075
                                                               --------------
                                                                   14,431,256
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.3%
       17,194  Emerson Electric Co.                                   832,705
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 3.0%
      161,522  Corning, Inc.                                        1,897,884
       83,091  FLIR Systems, Inc.                                   1,614,458
       88,661  Jabil Circuit, Inc.                                  1,537,382
       63,155  Molex, Inc.                                          1,640,135
       36,599  TE Connectivity Ltd.                                 1,177,756
                                                               --------------
                                                                    7,867,615
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 4.1%
       46,961  Baker Hughes, Inc.                                   1,970,953
       38,929  Ensco PLC, Class A                                   2,250,875
       63,045  Halliburton Co.                                      2,035,723
      151,392  Nabors Industries Ltd. (a)                           2,042,278
       46,388  Noble Corp.                                          1,750,683
       24,576  Rowan Cos. PLC, Class A (a)                            779,305
                                                               --------------
                                                                   10,829,817
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.9%
       17,138  CVS Caremark Corp.                                     795,203
       17,627  Kroger (The) Co.                                       444,553
      103,151  Safeway, Inc.                                        1,682,393
       13,270  Sysco Corp.                                            412,299


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               FOOD & STAPLES RETAILING (CONTINUED)
       45,546  Walgreen Co.                                    $    1,604,585
                                                               --------------
                                                                    4,939,033
                                                               --------------
               FOOD PRODUCTS -- 1.6%
       45,796  Archer-Daniels-Midland Co.                           1,229,165
       28,382  Hormel Foods Corp.                                     838,120
      132,588  Tyson Foods, Inc., Class A                           2,228,804
                                                               --------------
                                                                    4,296,089
                                                               --------------
               GAS UTILITIES -- 0.3%
       20,286  AGL Resources, Inc.                                    828,277
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
       14,614  CareFusion Corp. (a)                                   388,148
       28,866  Medtronic, Inc.                                      1,200,248
                                                               --------------
                                                                    1,588,396
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.2%
       53,637  Aetna, Inc.                                          2,343,937
       21,293  Cardinal Health, Inc.                                  875,781
       17,594  Cigna Corp.                                            897,294
       39,810  Coventry Health Care, Inc.                           1,737,308
       30,278  Humana, Inc.                                         2,248,747
        4,824  McKesson Corp.                                         450,128
       16,544  Tenet Healthcare Corp. (a)                             390,438
       36,613  WellPoint, Inc.                                      2,243,645
                                                               --------------
                                                                   11,187,278
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 0.8%
       34,161  Carnival Corp.                                       1,294,019
       63,395  International Game Technology                          813,992
                                                               --------------
                                                                    2,108,011
                                                               --------------
               HOUSEHOLD DURABLES -- 2.4%
      102,910  D.R. Horton, Inc.                                    2,156,994
       46,016  Harman International Industries, Inc.                1,929,451
       11,932  Lennar Corp., Class A                                  447,092
       20,017  Whirlpool Corp.                                      1,955,260
                                                               --------------
                                                                    6,488,797
                                                               --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                   -- 0.9%
      113,470  AES (The) Corp.                                      1,185,762
       58,193  NRG Energy, Inc.                                     1,254,641
                                                               --------------
                                                                    2,440,403
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        8,980  3M Co.                                                 786,648
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE -- 4.7%
        5,486  ACE Ltd.                                        $      431,474
       20,949  Allstate (The) Corp.                                   837,541
       64,777  American International Group, Inc. (a)               2,262,660
       56,943  Assurant, Inc.                                       2,153,015
        4,704  Berkshire Hathaway, Inc., Class B (a)                  406,190
      158,674  Genworth Financial, Inc., Class A (a)                  945,697
       21,346  Hartford Financial Services Group (The), Inc.          463,422
       48,165  MetLife, Inc.                                        1,709,376
       30,803  Principal Financial Group, Inc.                        848,315
       22,836  Prudential Financial, Inc.                           1,302,794
       24,242  Torchmark Corp.                                      1,226,403
                                                               --------------
                                                                   12,586,887
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 0.5%
       77,921  Yahoo!, Inc. (a)                                     1,309,852
                                                               --------------
               IT SERVICES -- 1.2%
       39,873  Fidelity National Information Services, Inc.         1,310,626
       52,523  Total System Services, Inc.                          1,181,242
       45,546  Western Union Co.                                      578,434
                                                               --------------
                                                                    3,070,302
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.3%
       21,742  Hasbro, Inc.                                           782,495
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.9%
       32,375  Agilent Technologies, Inc.                           1,165,176
       21,161  Thermo Fisher Scientific, Inc.                       1,292,091
                                                               --------------
                                                                    2,457,267
                                                               --------------
               MACHINERY -- 3.6%
        9,647  Caterpillar, Inc.                                      818,162
       23,035  Cummins, Inc.                                        2,155,615
       27,899  Dover Corp.                                          1,624,280
       35,118  Eaton Corp.                                          1,658,272
       31,101  PACCAR, Inc.                                         1,347,917
       19,856  Parker Hannifin Corp.                                1,561,873
       16,499  Xylem, Inc.                                            400,266
                                                               --------------
                                                                    9,566,385
                                                               --------------
               MEDIA -- 2.2%
       11,419  CBS Corp., Class B                                     369,976
       23,200  Comcast Corp., Class A                                 870,232
       93,503  Gannett Co., Inc.                                    1,580,201
      111,941  Interpublic Group of Cos. (The), Inc.                1,130,604
        9,154  Time Warner, Inc.                                      397,741
        7,936  Walt Disney (The) Co.                                  389,419
        3,429  Washington Post (The) Co., Class B                   1,143,606
                                                               --------------
                                                                    5,881,779
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               METALS & MINING -- 2.6%
      187,538  Alcoa, Inc.                                     $    1,607,201
       39,022  Allegheny Technologies, Inc.                         1,028,230
       41,933  Freeport-McMoRan Copper & Gold, Inc.                 1,630,355
       21,688  Nucor Corp.                                            870,339
       32,342  Titanium Metals Corp.                                  378,725
       65,276  United States Steel Corp.                            1,330,977
                                                               --------------
                                                                    6,845,827
                                                               --------------
               MULTILINE RETAIL -- 1.9%
       71,807  Big Lots, Inc. (a)                                   2,091,738
       32,403  Kohl's Corp.                                         1,726,432
       33,089  Macy's, Inc.                                         1,259,698
                                                               --------------
                                                                    5,077,868
                                                               --------------
               MULTI-UTILITIES -- 4.9%
       25,401  Ameren Corp.                                           835,185
       58,442  CenterPoint Energy, Inc.                             1,266,438
       35,239  CMS Energy Corp.                                       857,012
       13,856  Consolidated Edison, Inc.                              836,625
       20,766  DTE Energy Co.                                       1,289,569
       15,896  Integrys Energy Group, Inc.                            859,020
       32,569  NiSource, Inc.                                         829,532
       29,172  PG&E Corp.                                           1,240,393
       51,578  Public Service Enterprise Group, Inc.                1,652,559
       17,194  SCANA Corp.                                            843,882
       12,866  Sempra Energy                                          897,404
       70,169  TECO Energy, Inc.                                    1,253,920
       11,014  Wisconsin Energy Corp.                                 423,709
                                                               --------------
                                                                   13,085,248
                                                               --------------
               OFFICE ELECTRONICS -- 0.7%
      289,379  Xerox Corp.                                          1,863,601
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 14.5%
       24,562  Apache Corp.                                         2,032,506
      112,560  Chesapeake Energy Corp.                              2,280,466
       18,222  Chevron Corp.                                        2,008,247
       37,145  ConocoPhillips                                       2,148,838
       55,232  CONSOL Energy, Inc.                                  1,941,957
      131,437  Denbury Resources, Inc. (a)                          2,014,929
       35,108  Devon Energy Corp.                                   2,043,637
       23,226  Exxon Mobil Corp.                                    2,117,514
       39,540  Hess Corp.                                           2,066,360
       71,830  Marathon Oil Corp.                                   2,159,210
       38,908  Marathon Petroleum Corp.                             2,137,216
       39,562  Murphy Oil Corp.                                     2,373,720
       67,818  Newfield Exploration Co. (a)                         1,839,224
       24,680  Occidental Petroleum Corp.                           1,948,733


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       45,804  Phillips 66                                     $    2,160,117
       52,422  QEP Resources, Inc.                                  1,520,238
       14,134  Spectra Energy Corp.                                   408,049
       50,694  Tesoro Corp.                                         1,911,671
       67,044  Valero Energy Corp.                                  1,950,980
      100,043  WPX Energy, Inc. (a)                                 1,694,728
                                                               --------------
                                                                   38,758,340
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.3%
       22,849  International Paper Co.                                818,680
                                                               --------------
               PHARMACEUTICALS -- 1.4%
       12,293  Bristol-Myers Squibb Co.                               408,742
       26,256  Eli Lilly & Co.                                      1,276,829
       46,608  Forest Laboratories, Inc. (a)                        1,571,156
       16,698  Pfizer, Inc.                                           415,279
                                                               --------------
                                                                    3,672,006
                                                               --------------
               ROAD & RAIL -- 1.8%
       59,988  CSX Corp.                                            1,227,954
       26,084  Norfolk Southern Corp.                               1,600,254
       42,491  Ryder System, Inc.                                   1,917,194
                                                               --------------
                                                                    4,745,402
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                   3.5%
       10,588  Analog Devices, Inc.                                   414,097
      148,653  Applied Materials, Inc.                              1,575,722
       93,651  Intel Corp.                                          2,025,203
      277,313  Micron Technology, Inc. (a)                          1,504,423
       93,310  NVIDIA Corp. (a)                                     1,116,921
      149,370  Teradyne, Inc. (a)                                   2,183,789
       15,062  Texas Instruments, Inc.                                423,091
                                                               --------------
                                                                    9,243,246
                                                               --------------
               SOFTWARE -- 1.5%
       12,783  Adobe Systems, Inc. (a)                                434,622
       48,311  CA, Inc.                                             1,087,964
       27,867  Microsoft Corp.                                        795,185
       92,205  Symantec Corp. (a)                                   1,677,209
                                                               --------------
                                                                    3,994,980
                                                               --------------
               SPECIALTY RETAIL -- 2.1%
       24,465  Abercrombie & Fitch Co., Class A                       748,140
      101,145  GameStop Corp., Class A                              2,309,140
       13,720  Lowe's Cos., Inc.                                      444,253
      184,376  Staples, Inc.                                        2,123,090
                                                               --------------
                                                                    5,624,623
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               THRIFTS & MORTGAGE FINANCE -- 0.2%
       34,179  People's United Financial, Inc.                 $      411,173
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
      141,733  MetroPCS Communications, Inc. (a)                    1,447,094
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                       266,367,849
               (Cost $260,263,421)

               MONEY MARKET FUND -- 0.1%
      272,261  Morgan Stanley Institutional Liquidity
                Funds - Treasury Portfolio -
                Institutional Class - 0.03% (b)                       272,261
               (Cost $272,261)                                 --------------

               TOTAL INVESTMENTS -- 100.0%                        266,640,110
               (Cost $260,535,682) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                   (47,713)
                                                               --------------
               NET ASSETS -- 100.0%                              $266,592,397
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,938,728 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,834,300.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2            LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $266,367,849        $         --       $     --
Money Market Fund                272,261                  --             --
                          ------------------------------------------------------
Total Investments           $266,640,110        $         --       $     --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.7%
        7,643  Boeing (The) Co.                                $      538,373
       13,359  Honeywell International, Inc.                          818,105
        8,548  Lockheed Martin Corp.                                  800,691
                                                               --------------
                                                                    2,157,169
                                                               --------------
               BEVERAGES -- 0.6%
        3,954  Brown-Forman Corp., Class B                            253,293
        5,794  Dr. Pepper Snapple Group, Inc.                         248,273
        3,646  PepsiCo, Inc.                                          252,449
                                                               --------------
                                                                      754,015
                                                               --------------
               BIOTECHNOLOGY -- 4.0%
       11,629  Alexion Pharmaceuticals, Inc. (a)                    1,051,029
       12,622  Amgen, Inc.                                          1,092,371
        5,349  Biogen Idec, Inc. (a)                                  739,339
       10,448  Celgene Corp. (a)                                      766,047
       20,057  Gilead Sciences, Inc. (a)                            1,347,028
                                                               --------------
                                                                    4,995,814
                                                               --------------
               BUILDING PRODUCTS -- 1.1%
       88,395  Masco Corp.                                          1,333,881
                                                               --------------
               CAPITAL MARKETS -- 0.4%
        4,255  Franklin Resources, Inc.                               543,789
                                                               --------------
               CHEMICALS -- 8.6%
        6,466  Airgas, Inc.                                           575,280
        5,986  CF Industries Holdings, Inc.                         1,228,267
       10,586  E.I. du Pont de Nemours & Co.                          471,289
       23,335  Eastman Chemical Co.                                 1,382,365
       12,316  Ecolab, Inc.                                           857,194
       19,218  FMC Corp.                                            1,028,547
        4,330  International Flavors & Fragrances, Inc.               279,805
       25,752  LyondellBasell Industries N.V., Class A              1,374,899
       11,693  Monsanto Co.                                         1,006,416
       11,584  PPG Industries, Inc.                                 1,356,255
        8,934  Sherwin-Williams (The) Co.                           1,273,810
                                                               --------------
                                                                   10,834,127
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.4%
        7,564  Iron Mountain, Inc.                                    261,714
        2,850  Stericycle, Inc. (a)                                   270,066
                                                               --------------
                                                                      531,780
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
        2,464  F5 Networks, Inc. (a)                                  203,231
        8,516  QUALCOMM, Inc.                                         498,824
                                                               --------------
                                                                      702,055
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMPUTERS & PERIPHERALS -- 2.3%
        1,994  Apple, Inc.                                     $    1,186,629
       19,514  EMC Corp. (a)                                          476,532
       42,914  Seagate Technology PLC                               1,172,411
                                                               --------------
                                                                    2,835,572
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.8%
       18,910  Fluor Corp.                                          1,056,123
                                                               --------------
               CONTAINERS & PACKAGING -- 0.6%
       18,866  Ball Corp.                                             808,031
                                                               --------------
               DISTRIBUTORS -- 0.4%
        8,719  Genuine Parts Co.                                      545,635
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.7%
       18,071  Moody's Corp.                                          870,299
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
       17,516  Verizon Communications, Inc.                           781,914
                                                               --------------
               ELECTRICAL EQUIPMENT -- 2.1%
       17,724  Cooper Industries PLC                                1,328,237
        3,710  Rockwell Automation, Inc.                              263,633
        9,685  Roper Industries, Inc.                               1,057,311
                                                               --------------
                                                                    2,649,181
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                   COMPONENTS -- 0.4%
        9,038  Amphenol Corp., Class A                                543,455
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.5%
       23,727  Cameron International Corp. (a)                      1,201,535
       17,240  FMC Technologies, Inc. (a)                             705,116
       11,177  Helmerich & Payne, Inc.                                534,261
       16,607  National Oilwell Varco, Inc.                         1,223,936
       11,036  Schlumberger Ltd.                                      767,333
                                                               --------------
                                                                    4,432,181
                                                               --------------
               FOOD & STAPLES RETAILING -- 2.7%
       10,629  Costco Wholesale Corp.                               1,046,212
       18,026  Wal-Mart Stores, Inc.                                1,352,311
       10,927  Whole Foods Market, Inc.                             1,035,115
                                                               --------------
                                                                    3,433,638
                                                               --------------
               FOOD PRODUCTS -- 2.7%
        6,474  General Mills, Inc.                                    259,478
        4,611  H. J. Heinz Co.                                        265,178
        3,640  Hershey (The) Co.                                      250,614
       12,328  J.M. Smucker (The) Co.                               1,055,770
       12,866  McCormick & Co., Inc.                                  792,803


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       29,511  Mondelez International, Inc., Class A           $      783,222
                                                               --------------
                                                                    3,407,065
                                                               --------------
               GAS UTILITIES -- 1.0%
       27,538  ONEOK, Inc.                                          1,302,547
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
        4,282  Baxter International, Inc.                             268,182
       13,433  Covidien PLC                                           738,143
       13,952  DENTSPLY International, Inc.                           513,992
        9,912  Edwards Lifesciences Corp. (a)                         860,659
        3,816  Zimmer Holdings, Inc.                                  245,025
                                                               --------------
                                                                    2,626,001
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.2%
       12,840  DaVita HealthCare Partners, Inc. (a)                 1,444,757
       21,228  Express Scripts Holding Co. (a)                      1,306,371
        2,790  Laboratory Corp. of America Holdings (a)               236,397
        7,535  Patterson Cos., Inc.                                   251,669
        8,389  Quest Diagnostics, Inc.                                484,213
        4,656  UnitedHealth Group, Inc.                               260,736
                                                               --------------
                                                                    3,984,143
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.4%
       19,090  Darden Restaurants, Inc.                             1,004,516
       13,610  Marriott International, Inc.                           496,493
       18,362  Starwood Hotels & Resorts Worldwide, Inc.              952,070
        8,021  Yum! Brands, Inc.                                      562,352
                                                               --------------
                                                                    3,015,431
                                                               --------------
               HOUSEHOLD DURABLES -- 1.2%
       85,829  PulteGroup, Inc. (a)                                 1,488,275
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.8%
        2,406  Colgate-Palmolive Co.                                  252,533
        6,204  Kimberly-Clark Corp.                                   517,724
        3,720  Procter & Gamble (The) Co.                             257,573
                                                               --------------
                                                                    1,027,830
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.6%
       14,473  Danaher Corp.                                          748,688
                                                               --------------
               INSURANCE -- 3.3%
       27,785  Aflac, Inc.                                          1,383,137
       20,353  Aon PLC                                              1,098,044
        6,976  Chubb (The) Corp.                                      537,013
       15,592  Travelers (The) Cos., Inc.                           1,106,097
                                                               --------------
                                                                    4,124,291
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INTERNET & CATALOG RETAIL -- 1.6%
        4,185  Amazon.com, Inc. (a)                            $      974,352
       18,400  Expedia, Inc.                                        1,088,360
                                                               --------------
                                                                    2,062,712
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 3.5%
       27,817  Akamai Technologies, Inc. (a)                        1,056,768
       27,481  eBay, Inc. (a)                                       1,327,057
        1,763  Google, Inc., Class A (a)                            1,198,435
       21,858  Verisign, Inc. (a)                                     810,276
                                                               --------------
                                                                    4,392,536
                                                               --------------
               IT SERVICES -- 4.8%
       18,997  Accenture PLC, Class A                               1,280,588
        9,072  Automatic Data Processing, Inc.                        524,271
        7,611  Cognizant Technology Solutions Corp.,
                   Class A (a)                                        507,273
        7,188  Fiserv, Inc. (a)                                       538,669
        1,768  MasterCard, Inc., Class A                              814,924
       15,985  Paychex, Inc.                                          518,393
       10,585  Teradata Corp. (a)                                     723,061
        7,926  Visa, Inc., Class A                                  1,099,812
                                                               --------------
                                                                    6,006,991
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.7%
       22,497  Mattel, Inc.                                           827,440
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.4%
       10,887  Life Technologies Corp. (a)                            532,483
                                                               --------------
               MACHINERY -- 5.6%
        9,676  Deere & Co.                                            826,717
       10,414  Flowserve Corp.                                      1,410,993
       17,896  Illinois Tool Works, Inc.                            1,097,562
       16,763  Pall Corp.                                           1,055,399
       18,510  Snap-on, Inc.                                        1,431,378
       17,447  Stanley Black & Decker, Inc.                         1,209,077
                                                               --------------
                                                                    7,031,126
                                                               --------------
               MEDIA -- 5.8%
       20,287  DIRECTV (a)                                          1,036,869
       17,848  Discovery Communications, Inc., Class A (a)          1,053,389
       14,622  McGraw-Hill (The) Cos., Inc.                           808,304
       20,642  Omnicom Group, Inc.                                    988,958
       17,382  Scripps Networks Interactive, Class A                1,055,435
       13,995  Time Warner Cable, Inc.                              1,387,045
       19,860  Viacom, Inc., Class B                                1,018,222
                                                               --------------
                                                                    7,348,222
                                                               --------------
               METALS & MINING -- 0.2%
        4,606  Newmont Mining Corp.                                   251,257
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 2.5%
       11,023  Dollar Tree, Inc. (a)                           $      439,487
       12,039  Family Dollar Stores, Inc.                             794,092
       14,466  Nordstrom, Inc.                                        821,235
       16,768  Target Corp.                                         1,068,960
                                                               --------------
                                                                    3,123,774
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 5.3%
       29,629  Cabot Oil & Gas Corp.                                1,391,970
       11,873  EOG Resources, Inc.                                  1,383,086
        9,019  EQT Corp.                                              546,822
        7,264  Kinder Morgan, Inc.                                    252,133
        5,740  Noble Energy, Inc.                                     545,357
       10,194  Pioneer Natural Resources Co.                        1,076,996
       15,232  Range Resources Corp.                                  995,564
       15,217  Williams (The) Cos., Inc.                              532,443
                                                               --------------
                                                                    6,724,371
                                                               --------------
               PERSONAL PRODUCTS -- 0.6%
       12,964  Estee Lauder (The) Cos., Inc., Class A                 798,842
                                                               --------------
               PHARMACEUTICALS -- 3.6%
       11,642  Abbott Laboratories                                    762,784
       17,699  Merck & Co., Inc.                                      807,605
       43,618  Mylan, Inc. (a)                                      1,105,280
        4,581  Perrigo Co.                                            526,861
       15,622  Watson Pharmaceuticals, Inc. (a)                     1,342,711
                                                               --------------
                                                                    4,545,241
                                                               --------------
               PROFESSIONAL SERVICES -- 0.9%
        3,240  Dun & Bradstreet (The) Corp.                           262,570
       11,424  Equifax, Inc.                                          571,657
        9,689  Robert Half International, Inc.                        260,537
                                                               --------------
                                                                    1,094,764
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.6%
       11,181  American Tower Corp.                                   841,818
        4,811  Boston Properties, Inc.                                511,409
       11,964  HCP, Inc.                                              530,005
        9,215  Health Care REIT, Inc.                                 547,648
       12,138  Plum Creek Timber Co., Inc.                            532,858
       22,786  Prologis, Inc.                                         781,332
        1,700  Simon Property Group, Inc.                             258,757
        8,548  Ventas, Inc.                                           540,832
                                                               --------------
                                                                    4,544,659
                                                               --------------
               ROAD & RAIL -- 0.7%
        6,725  Union Pacific Corp.                                    827,377
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
                   1.3%
       36,045  First Solar, Inc. (a)                                  876,254


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
      115,515  LSI Corp. (a)                                   $      791,278
                                                               --------------
                                                                    1,667,532
                                                               --------------
               SOFTWARE -- 1.0%
        3,370  Citrix Systems, Inc. (a)                               208,300
        4,531  Red Hat, Inc. (a)                                      222,789
        5,228  Salesforce.com, Inc. (a)                               763,183
                                                               --------------
                                                                    1,194,272
                                                               --------------
               SPECIALTY RETAIL -- 5.1%
          698  AutoZone, Inc. (a)                                     261,750
        4,095  Bed Bath & Beyond, Inc. (a)                            236,200
       22,037  Home Depot (The), Inc.                               1,352,631
       16,204  Limited Brands, Inc.                                   776,010
        3,085  O'Reilly Automotive, Inc. (a)                          264,323
       16,475  Ross Stores, Inc.                                    1,004,151
        4,169  Tiffany & Co.                                          263,564
       23,762  TJX (The) Cos., Inc.                                   989,212
       35,419  Urban Outfitters, Inc. (a)                           1,266,583
                                                               --------------
                                                                    6,414,424
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
        3,046  Fossil, Inc. (a)                                       265,307
        2,718  NIKE, Inc., Class B                                    248,371
        1,706  Ralph Lauren Corp.                                     262,195
        8,348  VF Corp.                                             1,306,295
                                                               --------------
                                                                    2,082,168
                                                               --------------
               TOBACCO -- 0.4%
        5,917  Philip Morris International, Inc.                      524,010
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.8%
        6,002  Fastenal Co.                                           268,289
        3,831  W.W. Grainger, Inc.                                    771,602
                                                               --------------
                                                                    1,039,891
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
       16,603  Crown Castle International Corp. (a)                 1,108,250
                                                               --------------
               TOTAL COMMON STOCKS -- 99.8%                       125,675,272
               (Cost $115,155,046)

               MONEY MARKET FUND -- 0.2%
      201,388  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                      201,388
               (Cost $201,388)                                 --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


               DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.0%                     $  125,876,660
               (Cost $115,356,434) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                     9,214
                                                               --------------
               NET ASSETS -- 100.0%                            $  125,885,874
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,564,685 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,044,459.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $125,675,272        $         --       $     --
Money Market Fund                201,388                  --             --
                          ------------------------------------------------------
Total Investments           $125,876,660        $         --       $     --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.4%
        4,056  AAR Corp.                                       $       61,205
        3,167  Alliant Techsystems, Inc.                              181,437
          733  B/E Aerospace, Inc. (a)                                 33,051
        2,726  Ceradyne, Inc.                                          95,301
        2,037  Curtiss-Wright Corp.                                    62,882
        3,610  Engility Holdings, Inc. (a)                             68,590
        1,130  Esterline Technologies Corp. (a)                        65,303
       15,349  Exelis, Inc.                                           169,760
        2,530  General Dynamics Corp.                                 172,242
        2,986  L-3 Communications Holdings, Inc.                      220,367
        1,760  Moog, Inc., Class A (a)                                 65,138
        3,224  Northrop Grumman Corp.                                 221,456
        3,594  Orbital Sciences Corp. (a)                              48,160
          257  Precision Castparts Corp.                               44,479
        2,927  Raytheon Co.                                           165,551
          780  Rockwell Collins, Inc.                                  41,792
        1,598  Textron, Inc.                                           40,286
          535  United Technologies Corp.                               41,816
                                                               --------------
                                                                    1,798,816
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.5%
        1,977  FedEx Corp.                                            181,864
          882  Hub Group, Inc., Class A (a)                            27,351
        4,713  UTi Worldwide, Inc.                                     65,464
                                                               --------------
                                                                      274,679
                                                               --------------
               AIRLINES -- 0.8%
       33,133  JetBlue Airways Corp. (a)                              175,274
        6,449  SkyWest, Inc.                                           70,616
       19,077  Southwest Airlines Co.                                 168,259
                                                               --------------
                                                                      414,149
                                                               --------------
               AUTO COMPONENTS -- 0.9%
        1,815  BorgWarner, Inc. (a)                                   119,463
        1,299  Drew Industries, Inc. (a)                               41,140
        6,107  Johnson Controls, Inc.                                 157,255
        7,849  Spartan Motors, Inc.                                    36,890
        3,616  Standard Motor Products, Inc.                           67,909
        3,899  Superior Industries International, Inc.                 66,634
                                                               --------------
                                                                      489,291
                                                               --------------
               AUTOMOBILES -- 0.6%
       21,716  Ford Motor Co.                                         242,351
        1,747  Thor Industries, Inc.                                   66,438
                                                               --------------
                                                                      308,789
                                                               --------------
               BEVERAGES -- 0.6%
        2,676  Coca-Cola Enterprises, Inc.                             84,134
        2,586  Constellation Brands, Inc., Class A (a)                 91,389
        2,786  Molson Coors Brewing Co., Class B                      120,188
                                                               --------------
                                                                      295,711
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               BIOTECHNOLOGY -- 0.1%
        3,682  Emergent Biosolutions, Inc. (a)                 $       48,934
                                                               --------------
               BUILDING PRODUCTS -- 0.2%
        3,061  Gibraltar Industries, Inc. (a)                          38,140
        5,079  Griffon Corp.                                           51,552
          456  Simpson Manufacturing Co., Inc.                         13,890
          631  Universal Forest Products, Inc.                         24,293
                                                               --------------
                                                                      127,875
                                                               --------------
               CAPITAL MARKETS -- 1.9%
        5,547  Bank of New York Mellon (The) Corp.                    137,066
        2,247  Calamos Asset Management, Inc., Class A                 24,268
       14,243  E*TRADE Financial Corp. (a)                            119,071
        2,021  Federated Investors, Inc., Class B                      46,968
          737  Goldman Sachs Group (The), Inc.                         90,201
        1,673  Invesco Ltd.                                            40,687
        6,725  Janus Capital Group, Inc.                               57,163
        6,956  Jefferies Group, Inc.                                   99,053
        1,695  Legg Mason, Inc.                                        43,189
        4,997  Morgan Stanley                                          86,848
        5,782  Prospect Capital Corp.                                  68,459
        1,437  SEI Investments Co.                                     31,442
          996  State Street Corp.                                      44,392
          779  Stifel Financial Corp. (a)                              24,694
          775  Virtus Investment Partners, Inc. (a)                    74,400
                                                               --------------
                                                                      987,901
                                                               --------------
               CHEMICALS -- 1.9%
        2,197  A. Schulman, Inc.                                       56,375
        1,012  Air Products and Chemicals, Inc.                        78,460
        4,340  Cabot Corp.                                            155,198
        1,829  Calgon Carbon Corp. (a)                                 22,661
        2,889  Dow Chemical (The) Co.                                  84,648
        1,341  Minerals Technologies, Inc.                             96,096
        2,903  Mosaic (The) Co.                                       151,943
        5,843  Olin Corp.                                             121,184
        2,116  OM Group, Inc. (a)                                      42,807
          789  PolyOne Corp.                                           14,936
        2,590  Sensient Technologies Corp.                             94,224
        2,950  Tredegar Corp.                                          50,062
        1,730  Zep, Inc.                                               24,791
                                                               --------------
                                                                      993,385
                                                               --------------
               COMMERCIAL BANKS -- 3.6%
        4,821  Associated Banc-Corp.                                   62,143
        2,093  BancorpSouth, Inc.                                      29,616
        1,261  BB&T Corp.                                              36,506
        1,038  BBCN Bancorp, Inc.                                      12,383
        1,364  Boston Private Financial Holdings, Inc.                 12,576
        3,678  Cathay General Bancorp                                  65,064


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
          366  City Holding Co.                                $       12,854
          599  City National Corp.                                     30,609
        1,410  Columbia Banking System, Inc.                           24,971
        1,348  Comerica, Inc.                                          40,184
          764  Commerce Bancshares, Inc.                               29,093
          927  Community Bank System, Inc.                             25,576
        1,095  CVB Financial Corp.                                     11,848
        3,005  East West Bancorp, Inc.                                 63,976
        1,166  F.N.B. Corp.                                            12,511
        5,394  Fifth Third Bancorp                                     78,375
        2,959  First BanCorp (a)                                       12,546
        1,856  First Commonwealth Financial Corp.                      12,157
          774  First Financial Bancorp                                 12,152
        7,847  First Niagara Financial Group, Inc.                     64,973
        4,310  FirstMerit Corp.                                        59,737
        6,437  Fulton Financial Corp.                                  62,568
        4,084  Hanmi Financial Corp. (a)                               50,682
       18,186  Huntington Bancshares, Inc.                            116,208
          435  Independent Bank Corp.                                  12,837
        4,998  International Bancshares Corp.                          90,714
       14,357  KeyCorp                                                120,886
        2,871  National Penn Bancshares, Inc.                          25,638
        1,186  NBT Bancorp, Inc.                                       25,226
        1,923  Old National Bancorp                                    23,595
        2,032  Pinnacle Financial Partners, Inc. (a)                   39,726
        1,326  PNC Financial Services Group, Inc.                      77,160
          818  PrivateBancorp, Inc.                                    13,219
          723  Prosperity Bancshares, Inc.                             30,265
        1,486  S&T Bancorp, Inc.                                       26,109
        1,075  Simmons First National Corp.,   Class A                 26,757
        1,319  Sterling Bancorp                                        12,596
        1,251  Susquehanna Bancshares, Inc.                            12,973
       13,010  Synovus Financial Corp.                                 31,874
          322  Tompkins Financial Corp.                                13,035
        1,266  Trustmark Corp.                                         29,713
        2,030  Umpqua Holdings Corp.                                   24,543
          524  United Bankshares, Inc.                                 12,487
        2,679  Webster Financial Corp.                                 58,938
        2,422  Wells Fargo & Co.                                       81,597
        6,228  Wilshire Bancorp, Inc. (a)                              40,544
          695  Wintrust Financial Corp.                                25,680
        6,076  Zions Bancorporation                                   130,452
                                                               --------------
                                                                    1,925,872
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 2.5%
        2,073  ABM Industries, Inc.                                    39,387
        1,315  Avery Dennison Corp.                                    42,580
        2,472  Brink's (The) Co.                                       65,038
        1,010  Cintas Corp.                                            42,228
        2,553  Consolidated Graphics, Inc. (a)                         75,339
          922  Corrections Corp. of America                            31,025


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
        3,117  Deluxe Corp.                                    $       98,217
        1,851  Encore Capital Group, Inc. (a)                          53,679
          836  G&K Services, Inc., Class A                             26,961
          946  Geo Group (The), Inc.                                   26,223
        1,587  Herman Miller, Inc.                                     30,772
          827  Mine Safety Appliances Co.                              31,922
        2,348  Mobile Mini, Inc. (a)                                   40,902
        3,027  Pitney Bowes, Inc.                                      43,468
        7,892  R.R. Donnelley & Sons Co.                               79,078
        6,082  Republic Services, Inc.                                172,425
        4,957  Sykes Enterprises, Inc. (a)                             67,514
        1,494  Tetra Tech, Inc. (a)                                    38,754
        3,027  Tyco International Ltd.                                 81,336
          997  UniFirst Corp.                                          69,361
        2,011  United Stationers, Inc.                                 58,359
          626  Viad Corp.                                              13,278
        1,019  Waste Connections, Inc.                                 33,454
        2,608  Waste Management, Inc.                                  85,386
                                                               --------------
                                                                    1,346,686
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.0%
          701  Bel Fuse, Inc., Class B                                 11,609
        8,765  Cisco Systems, Inc.                                    150,232
        1,894  Comtech Telecommunications Corp.                        47,672
        2,575  Digi International, Inc. (a)                            24,256
        5,763  Harmonic, Inc. (a)                                      25,011
        1,633  Harris Corp.                                            74,759
        1,797  Plantronics, Inc.                                       58,295
        9,648  Polycom, Inc. (a)                                       96,673
        3,753  Symmetricom, Inc. (a)                                   23,081
                                                               --------------
                                                                      511,588
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.5%
       21,716  Dell, Inc.                                             200,439
        2,825  Diebold, Inc.                                           84,044
        9,623  Lexmark International, Inc., Class A                   204,585
       13,897  QLogic Corp. (a)                                       130,354
        2,175  Super Micro Computer, Inc. (a)                          17,204
        5,529  Western Digital Corp.                                  189,257
                                                               --------------
                                                                      825,883
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 1.2%
        7,501  AECOM Technology Corp. (a)                             161,046
        2,048  Aegion Corp. (a)                                        37,827
        4,632  Dycom Industries, Inc. (a)                              65,960
        1,374  EMCOR Group, Inc.                                       44,188
        2,210  Granite Construction, Inc.                              66,764
        3,103  Jacobs Engineering Group, Inc. (a)                     119,745
        4,257  KBR, Inc.                                              118,600
        1,694  Quanta Services, Inc. (a)                               43,925
                                                               --------------
                                                                      658,055
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE -- 0.2%
          735  Capital One Financial Corp.                     $       44,225
        1,053  Discover Financial Services                             43,173
        2,660  SLM Corp.                                               46,763
                                                               --------------
                                                                      134,161
                                                               --------------
               CONTAINERS & PACKAGING -- 0.6%
        2,658  Bemis Co., Inc.                                         87,847
        1,436  Greif, Inc., Class A                                    60,255
        2,513  Myers Industries, Inc.                                  37,268
        2,706  Sealed Air Corp.                                        43,891
        3,072  Sonoco Products Co.                                     95,631
                                                               --------------
                                                                      324,892
                                                               --------------
               DISTRIBUTORS -- 0.1%
        8,906  VOXX International Corp. (a)                            55,395
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.6%
       27,989  Corinthian Colleges, Inc. (a)                           76,410
        2,877  Hillenbrand, Inc.                                       58,892
        6,228  Lincoln Educational Services Corp.                      23,106
        3,193  Matthews International Corp.,    Class A                91,863
        2,290  Service Corp. International                             32,152
        1,909  Universal Technical Institute, Inc.                     24,473
                                                               --------------
                                                                      306,896
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 1.8%
       18,947  Bank of America Corp.                                  176,586
        1,048  CBOE Holdings, Inc.                                     30,906
        3,835  Citigroup, Inc.                                        143,391
        2,189  CME Group, Inc.                                        122,431
        2,798  Interactive Brokers Group, Inc., Class A                39,871
        3,100  JPMorgan Chase & Co.                                   129,208
        7,182  NASDAQ OMX Group (The), Inc.                           171,003
        6,788  NYSE Euronext                                          168,071
                                                               --------------
                                                                      981,467
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
        2,653  Cbeyond, Inc. (a)                                       20,322
        3,105  CenturyLink, Inc.                                      119,170
       34,147  Frontier Communications Corp.                          161,174
        7,102  Neutral Tandem, Inc.                                    32,811
                                                               --------------
                                                                      333,477
                                                               --------------
               ELECTRIC UTILITIES -- 4.6%
          941  ALLETE, Inc.                                            39,164
        3,808  American Electric Power Co., Inc.                      169,228
        2,269  Cleco Corp.                                             97,907
        1,937  Duke Energy Corp.                                      127,242
          916  Edison International                                    42,997


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ELECTRIC UTILITIES (CONTINUED)
        1,146  El Paso Electric Co.                            $       38,953
        2,414  Entergy Corp.                                          175,208
        2,351  Exelon Corp.                                            84,119
        2,846  FirstEnergy Corp.                                      130,119
        4,278  Great Plains Energy, Inc.                               95,998
        2,413  Hawaiian Electric Industries, Inc.                      62,448
        2,934  IDACORP, Inc.                                          131,209
        1,190  NextEra Energy, Inc.                                    83,371
        5,288  NV Energy, Inc.                                        100,525
        1,145  OGE Energy Corp.                                        65,929
        8,852  Pepco Holdings, Inc.                                   175,889
        2,377  Pinnacle West Capital Corp.                            125,910
        7,546  PNM Resources, Inc.                                    167,219
        5,759  PPL Corp.                                              170,351
          908  Southern (The) Co.                                      42,531
        1,094  UIL Holdings Corp.                                      39,570
          938  UNS Energy Corp.                                        39,996
        4,281  Westar Energy, Inc.                                    127,146
        4,528  Xcel Energy, Inc.                                      127,916
                                                               --------------
                                                                    2,460,945
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.6%
        1,063  Belden, Inc.                                            38,055
        1,733  Emerson Electric Co.                                    83,929
        1,789  Encore Wire Corp.                                       55,209
        1,889  EnerSys (a)                                             65,133
        3,240  General Cable Corp. (a)                                 92,437
          338  Powell Industries, Inc. (a)                             13,446
                                                               --------------
                                                                      348,209
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 4.2%
          911  Anixter International, Inc.                             53,403
        4,707  Arrow Electronics, Inc. (a)                            165,828
        5,455  Avnet, Inc. (a)                                        156,286
        3,427  Benchmark Electronics, Inc. (a)                         50,788
       16,283  Corning, Inc.                                          191,325
        5,196  CTS Corp.                                               43,023
        1,375  Daktronics, Inc.                                        12,059
        8,375  FLIR Systems, Inc.                                     162,726
       10,421  Ingram Micro, Inc., Class A (a)                        158,399
        3,811  Insight Enterprises, Inc. (a)                           61,624
        8,938  Jabil Circuit, Inc.                                    154,985
        1,190  Measurement Specialties, Inc. (a)                       38,806
        6,274  Mercury Computer Systems, Inc. (a)                      51,415
        2,694  Methode Electronics, Inc.                               27,263
        6,366  Molex, Inc.                                            165,325
        6,023  Newport Corp. (a)                                       65,169
        1,054  Park Electrochemical Corp.                              26,160
        1,295  Plexus Corp. (a)                                        34,848
       14,535  RadiSys Corp. (a)                                       41,279
        2,652  Rofin-Sinar Technologies, Inc. (a)                      48,293


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                  (CONTINUED)
        1,634  ScanSource, Inc. (a)                            $       47,795
        2,044  SYNNEX Corp. (a)                                        66,205
        3,691  TE Connectivity Ltd.                                   118,776
        2,802  Tech Data Corp. (a)                                    124,157
        7,065  TTM Technologies, Inc. (a)                              63,585
       16,145  Vishay Intertechnology, Inc. (a)                       133,681
                                                               --------------
                                                                    2,263,203
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 4.3%
        2,793  Atwood Oceanics, Inc. (a)                              133,505
        4,734  Baker Hughes, Inc.                                     198,686
        5,938  Basic Energy Services, Inc. (a)                         61,696
          777  Bristow Group, Inc.                                     38,788
        3,924  Ensco PLC, Class A                                     226,886
        1,877  Gulf Island Fabrication, Inc.                           44,541
        6,356  Halliburton Co.                                        205,235
        8,687  Helix Energy Solutions Group,     Inc. (a)             150,198
          356  Hornbeck Offshore Services, Inc. (a)                    12,332
        5,654  ION Geophysical Corp. (a)                               36,525
        4,951  Matrix Service Co. (a)                                  51,936
       15,262  Nabors Industries Ltd. (a)                             205,884
        4,677  Noble Corp.                                            176,510
       10,020  Patterson-UTI Energy, Inc.                             162,124
        8,552  Pioneer Energy Services Corp. (a)                       56,443
        2,477  Rowan Cos. PLC, Class A (a)                             78,546
        7,735  Superior Energy Services, Inc. (a)                     157,253
        6,487  TETRA Technologies, Inc. (a)                            34,705
        1,963  Tidewater, Inc.                                         93,262
        3,823  Unit Corp. (a)                                         154,258
                                                               --------------
                                                                    2,279,313
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.3%
        1,769  Andersons (The), Inc.                                   69,486
        1,728  CVS Caremark Corp.                                      80,179
        2,451  Harris Teeter Supermarkets, Inc.                        91,790
        1,776  Kroger (The) Co.                                        44,791
       10,399  Safeway, Inc.                                          169,608
        4,351  Spartan Stores, Inc.                                    62,480
        1,337  Sysco Corp.                                             41,541
        4,591  Walgreen Co.                                           161,741
                                                               --------------
                                                                      721,616
                                                               --------------
               FOOD PRODUCTS -- 1.5%
        4,617  Archer-Daniels-Midland Co.                             123,920
        1,164  Cal-Maine Foods, Inc.                                   50,203
        3,539  Diamond Foods, Inc.                                     65,542
        1,528  Flowers Foods, Inc.                                     30,086
        2,861  Hormel Foods Corp.                                      84,486
        2,232  Seneca Foods Corp., Class A (a)                         63,802
        8,077  Smithfield Foods, Inc. (a)                             165,336


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               FOOD PRODUCTS (CONTINUED)
       13,365  Tyson Foods, Inc., Class A                      $      224,666
                                                               --------------
                                                                      808,041
                                                               --------------
               GAS UTILITIES -- 0.8%
        2,045  AGL Resources, Inc.                                     83,497
        2,660  Atmos Energy Corp.                                      95,680
          913  Laclede Group (The), Inc.                               38,017
          571  National Fuel Gas Co.                                   30,092
          532  Northwest Natural Gas Co.                               24,754
          403  Piedmont Natural Gas Co., Inc.                          12,844
        1,517  Questar Corp.                                           30,704
          888  Southwest Gas Corp.                                     38,601
        2,000  UGI Corp.                                               64,580
          767  WGL Holdings, Inc.                                      30,504
                                                               --------------
                                                                      449,273
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
        1,473  CareFusion Corp. (a)                                    39,123
        3,894  CryoLife, Inc.                                          24,104
        2,150  Greatbatch, Inc. (a)                                    47,257
        4,370  Hill-Rom Holdings, Inc.                                122,753
          925  Invacare Corp.                                          12,626
        2,911  Medtronic, Inc.                                        121,039
          682  Meridian Bioscience, Inc.                               13,470
        2,772  Palomar Medical Technologies,    Inc. (a)               23,922
        1,323  Symmetry Medical, Inc. (a)                              12,119
                                                               --------------
                                                                      416,413
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.8%
        5,407  Aetna, Inc.                                            236,286
        3,130  Almost Family, Inc. (a)                                 64,885
        1,383  AmSurg Corp. (a)                                        39,443
        2,146  Cardinal Health, Inc.                                   88,265
        1,773  Cigna Corp.                                             90,423
        4,357  Community Health Systems, Inc. (a)                     119,469
        4,013  Coventry Health Care, Inc.                             175,127
          917  Hanger, Inc. (a)                                        23,246
        7,567  Health Management Associates, Inc.,
                   Class A (a)                                         55,239
        2,820  Health Net, Inc. (a)                                    60,686
        3,053  Humana, Inc.                                           226,746
        4,597  Kindred Healthcare, Inc. (a)                            45,051
        3,709  LifePoint Hospitals, Inc. (a)                          131,076
          486  McKesson Corp.                                          45,349
          908  Omnicare, Inc.                                          31,353
        1,031  Owens & Minor, Inc.                                     29,353
        5,262  PharMerica Corp. (a)                                    64,302
        1,149  PSS World Medical, Inc. (a)                             32,884
        1,667  Tenet Healthcare Corp. (a)                              39,341
        4,826  VCA Antech, Inc. (a)                                    94,493
        2,245  WellCare Health Plans, Inc. (a)                        106,862


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        3,692  WellPoint, Inc.                                 $      226,246
                                                               --------------
                                                                    2,026,125
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.1%
        3,244  Bob Evans Farms, Inc.                                  123,499
        9,436  Boyd Gaming Corp. (a)                                   58,220
          874  Brinker International, Inc.                             26,919
        3,443  Carnival Corp.                                         130,421
        6,391  International Game Technology                           82,060
        4,476  International Speedway Corp., Class A                  114,138
          930  Jack in the Box, Inc. (a)                               24,189
        6,002  Marcus (The) Corp.                                      65,422
        6,008  Monarch Casino & Resort, Inc. (a)                       54,793
        4,272  Pinnacle Entertainment, Inc. (a)                        54,511
        1,606  Red Robin Gourmet Burgers, Inc. (a)                     53,640
        7,216  Ruby Tuesday, Inc. (a)                                  52,099
        4,107  Ruth's Hospitality Group, Inc. (a)                      27,312
        3,729  Scientific Games Corp., Class A (a)                     30,690
        1,273  Sonic Corp. (a)                                         12,692
        2,296  Texas Roadhouse, Inc.                                   37,379
        6,776  Wendy's (The) Co.                                       28,934
        9,689  WMS Industries, Inc. (a)                               159,190
                                                               --------------
                                                                    1,136,108
                                                               --------------
               HOUSEHOLD DURABLES -- 1.9%
        3,115  American Greetings Corp., Class A                       53,484
       10,374  D.R. Horton, Inc.                                      217,439
        2,387  Ethan Allen Interiors, Inc.                             70,202
        4,638  Harman International Industries, Inc.                  194,471
        2,094  Helen of Troy Ltd. (a)                                  63,281
        2,683  La-Z-Boy, Inc. (a)                                      43,518
        1,202  Lennar Corp., Class A                                   45,039
          793  Mohawk Industries, Inc. (a)                             66,192
        3,788  Universal Electronics, Inc. (a)                         65,002
        2,017  Whirlpool Corp.                                        197,021
                                                               --------------
                                                                    1,015,649
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.2%
        2,166  Central Garden & Pet Co., Class A (a)                   24,411
          851  Energizer Holdings, Inc.                                62,097
                                                               --------------
                                                                       86,508
                                                               --------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                    -- 0.5%
       11,440  AES (The) Corp.                                        119,548
        5,867  NRG Energy, Inc.                                       126,492
                                                               --------------
                                                                      246,040
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INDUSTRIAL CONGLOMERATES -- 0.2%
          906  3M Co.                                          $       79,365
          883  Standex International Corp.                             40,830
                                                               --------------
                                                                      120,195
                                                               --------------
               INSURANCE -- 5.9%
          553  ACE Ltd.                                                43,494
          461  Alleghany Corp. (a)                                    160,244
        2,112  Allstate (The) Corp.                                    84,438
        3,351  American Financial Group, Inc.                         130,019
        6,530  American International Group, Inc. (a)                 228,093
          482  AMERISAFE, Inc. (a)                                     12,653
        4,163  Aspen Insurance Holdings Ltd.                          134,673
        5,741  Assurant, Inc.                                         217,067
          474  Berkshire Hathaway, Inc., Class B (a)                   40,930
        1,427  Employers Holdings, Inc.                                26,043
        1,187  Everest Re Group, Ltd.                                 131,816
        4,452  Fidelity National Financial, Inc.,  Class A             95,317
        4,394  First American Financial Corp.                          99,964
       15,996  Genworth Financial, Inc., Class A (a)                   95,336
        1,703  Hanover Insurance Group (The), Inc.                     61,495
        2,151  Hartford Financial Services Group (The), Inc.           46,698
        2,810  HCC Insurance Holdings, Inc.                           100,148
        3,678  Horace Mann Educators Corp.                             70,654
        3,402  Meadowbrook Insurance Group, Inc.                       19,119
        1,642  Mercury General Corp.                                   66,550
        4,856  MetLife, Inc.                                          172,339
        2,321  National Financial Partners Corp. (a)                   42,590
          532  Navigators Group (The), Inc. (a)                        28,239
        1,878  Presidential Life Corp.                                 26,254
        3,105  Principal Financial Group, Inc.                         85,512
        4,843  Protective Life Corp.                                  132,214
        2,303  Prudential Financial, Inc.                             131,386
        2,195  Reinsurance Group of America, Inc.                     116,159
          855  Safety Insurance Group, Inc.                            39,629
          688  Selective Insurance Group, Inc.                         12,721
        4,065  StanCorp Financial Group, Inc.                         139,633
        2,597  Stewart Information Services Corp.                      60,562
        2,444  Torchmark Corp.                                        123,642
        1,350  Tower Group, Inc.                                       24,327
        1,562  United Fire Group, Inc.                                 37,129
        2,540  W. R. Berkley Corp.                                     98,781
                                                               --------------
                                                                    3,135,868
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.1%
        3,909  PetMed Express, Inc.                                    42,608
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.4%
        4,506  AOL, Inc. (a)                                          154,691
        1,408  DealerTrack Holdings, Inc. (a)                          38,481
        4,660  Dice Holdings, Inc. (a)                                 41,148


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES (CONTINUED)
        1,570  Digital River, Inc. (a)                         $       22,514
       17,322  Monster Worldwide, Inc. (a)                            107,743
        1,084  Perficient, Inc. (a)                                    12,325
        6,235  QuinStreet, Inc. (a)                                    38,158
       12,068  United Online, Inc.                                     64,684
        7,385  ValueClick, Inc. (a)                                   123,108
        1,566  XO Group, Inc. (a)                                      12,606
        7,855  Yahoo!, Inc. (a)                                       132,043
                                                               --------------
                                                                      747,501
                                                               --------------
               IT SERVICES -- 1.8%
        3,474  Acxiom Corp. (a)                                        63,400
        3,770  CIBER, Inc. (a)                                         11,762
       10,128  Convergys Corp.                                        170,252
        2,245  DST Systems, Inc.                                      128,055
        4,019  Fidelity National Information Services, Inc.           132,104
        6,614  ManTech International Corp.,     Class A               151,924
        9,683  NCI, Inc., Class A (a)                                  54,418
        3,068  TeleTech Holdings, Inc. (a)                             51,665
        5,295  Total System Services, Inc.                            119,085
        4,591  Western Union Co.                                       58,306
                                                               --------------
                                                                      940,971
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.2%
          632  Arctic Cat, Inc. (a)                                    22,923
        2,191  Hasbro, Inc.                                            78,854
          897  JAKKS Pacific, Inc.                                     11,580
                                                               --------------
                                                                      113,357
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.6%
        9,064  Affymetrix, Inc. (a)                                    28,733
        3,264  Agilent Technologies, Inc.                             117,471
        3,345  Cambrex Corp. (a)                                       40,408
        2,134  Thermo Fisher Scientific, Inc.                         130,302
                                                               --------------
                                                                      316,914
                                                               --------------
               MACHINERY -- 4.4%
        1,370  Actuant Corp., Class A                                  38,689
        3,342  AGCO Corp. (a)                                         152,094
        1,242  Astec Industries, Inc. (a)                              35,770
        2,093  Barnes Group, Inc.                                      47,888
        1,401  Briggs & Stratton Corp.                                 27,670
        1,217  Cascade Corp.                                           79,093
          973  Caterpillar, Inc.                                       82,520
          690  CLARCOR, Inc.                                           31,216
        2,321  Cummins, Inc.                                          217,199
        2,813  Dover Corp.                                            163,773
        3,540  Eaton Corp.                                            167,159
        1,454  EnPro Industries, Inc. (a)                              53,158


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
          337  ESCO Technologies, Inc.                         $       12,617
        1,502  Harsco Corp.                                            30,025
          802  John Bean Technologies Corp.                            12,367
        1,757  Kaydon Corp.                                            39,286
        4,280  Kennametal, Inc.                                       151,598
        2,439  Lincoln Electric Holdings, Inc.                        105,779
        3,713  Lydall, Inc. (a)                                        47,935
          287  Mueller Industries, Inc.                                12,571
        4,628  Oshkosh Corp. (a)                                      138,747
        3,135  PACCAR, Inc.                                           135,871
        2,002  Parker Hannifin Corp.                                  157,477
          306  Tennant Co.                                             11,450
        2,812  Terex Corp. (a)                                         63,411
        4,271  Timken (The) Co.                                       168,662
        4,237  Trinity Industries, Inc.                               132,533
        1,663  Xylem, Inc.                                             40,344
                                                               --------------
                                                                    2,356,902
                                                               --------------
               MARINE -- 0.2%
        2,298  Kirby Corp. (a)                                        132,089
                                                               --------------
               MEDIA -- 2.2%
        1,152  CBS Corp., Class B                                      37,325
        2,830  Cinemark Holdings, Inc.                                 69,873
        2,339  Comcast Corp., Class A                                  87,736
        4,605  Digital Generation, Inc. (a)                            42,826
        1,603  DreamWorks Animation SKG, Inc., Class A (a)             32,653
        1,228  E.W. Scripps (The) Co., Class A (a)                     13,029
        9,426  Gannett Co., Inc.                                      159,299
       11,285  Interpublic Group of Cos. (The), Inc.                  113,979
        1,382  John Wiley & Sons, Inc., Class A                        59,951
        3,038  Live Nation Entertainment, Inc. (a)                     27,798
        1,813  Meredith Corp.                                          60,681
        4,994  Scholastic Corp.                                       164,752
          922  Time Warner, Inc.                                       40,061
        5,142  Valassis Communications, Inc. (a)                      133,795
          801  Walt Disney (The) Co.                                   39,305
          345  Washington Post (The) Co., Class B                     115,061
                                                               --------------
                                                                    1,198,124
                                                               --------------
               METALS & MINING -- 2.7%
       18,905  Alcoa, Inc.                                            162,016
        3,934  Allegheny Technologies, Inc.                           103,661
        7,213  Commercial Metals Co.                                   99,251
        4,227  Freeport-McMoRan Copper & Gold, Inc.                   164,346
        1,720  Globe Specialty Metals, Inc.                            25,852
          752  Haynes International, Inc.                              38,111
          673  Kaiser Aluminum Corp.                                   40,770
        2,798  Materion Corp.                                          58,618
        2,186  Nucor Corp.                                             87,724
        3,946  Olympic Steel, Inc.                                     71,028
        3,031  Reliance Steel & Aluminum Co.                          164,704


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
          546  RTI International Metals, Inc. (a)              $       12,443
       11,306  Steel Dynamics, Inc.                                   143,021
        1,623  SunCoke Energy, Inc. (a)                                26,082
        3,260  Titanium Metals Corp.                                   38,175
        6,581  United States Steel Corp.                              134,187
        4,396  Worthington Industries, Inc.                            95,041
                                                               --------------
                                                                    1,465,030
                                                               --------------
               MULTILINE RETAIL -- 1.3%
        7,239  Big Lots, Inc. (a)                                     210,872
        4,682  Fred's, Inc., Class A                                   63,441
        3,266  Kohl's Corp.                                           174,013
        3,335  Macy's, Inc.                                           126,963
        9,236  Saks, Inc. (a)                                          94,946
        1,998  Tuesday Morning Corp. (a)                               11,928
                                                               --------------
                                                                      682,163
                                                               --------------
               MULTI-UTILITIES -- 3.4%
        2,195  Alliant Energy Corp.                                    98,116
        2,560  Ameren Corp.                                            84,173
        2,033  Avista Corp.                                            51,679
        1,784  Black Hills Corp.                                       63,814
        5,891  CenterPoint Energy, Inc.                               127,658
          201  CH Energy Group, Inc.                                   13,071
        3,551  CMS Energy Corp.                                        86,360
        1,397  Consolidated Edison, Inc.                               84,351
        2,094  DTE Energy Co.                                         130,037
        1,602  Integrys Energy Group, Inc.                             86,572
        4,320  MDU Resources Group, Inc.                               93,874
        3,284  NiSource, Inc.                                          83,643
        1,443  NorthWestern Corp.                                      51,674
        2,942  PG&E Corp.                                             125,094
        5,199  Public Service Enterprise Group, Inc.                  166,576
        1,733  SCANA Corp.                                             85,056
        1,297  Sempra Energy                                           90,466
        7,073  TECO Energy, Inc.                                      126,394
        4,440  Vectren Corp.                                          131,291
        1,111  Wisconsin Energy Corp.                                  42,740
                                                               --------------
                                                                    1,822,639
                                                               --------------
               OFFICE ELECTRONICS -- 0.3%
       29,171  Xerox Corp.                                            187,861
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 9.1%
        2,477  Apache Corp.                                           204,972
       15,044  Arch Coal, Inc.                                        119,750
       11,348  Chesapeake Energy Corp.                                229,911
        1,837  Chevron Corp.                                          202,456
        3,680  Cloud Peak Energy, Inc. (a)                             77,648
        2,847  Comstock Resources, Inc. (a)                            48,741
        3,744  ConocoPhillips                                         216,590
        5,568  CONSOL Energy, Inc.                                    195,771


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       13,250  Denbury Resources, Inc. (a)                     $      203,123
        3,539  Devon Energy Corp.                                     206,005
        3,028  Energen Corp.                                          141,256
        2,342  Exxon Mobil Corp.                                      213,520
        1,673  Gulfport Energy Corp. (a)                               55,510
        3,985  Hess Corp.                                             208,256
        3,845  HollyFrontier Corp.                                    148,532
        7,241  Marathon Oil Corp.                                     217,664
        3,922  Marathon Petroleum Corp.                               215,435
        3,987  Murphy Oil Corp.                                       239,220
        6,836  Newfield Exploration Co. (a)                           185,392
        2,488  Occidental Petroleum Corp.                             196,452
        1,655  PDC Energy, Inc. (a)                                    50,097
        8,439  Penn Virginia Corp.                                     38,144
        4,618  Phillips 66                                            217,785
        2,542  Plains Exploration & Production Co. (a)                 90,648
        5,284  QEP Resources, Inc.                                    153,236
        1,425  Spectra Energy Corp.                                    41,140
        2,652  Stone Energy Corp. (a)                                  62,561
        3,191  Swift Energy Co. (a)                                    53,322
        5,110  Tesoro Corp.                                           192,698
        6,759  Valero Energy Corp.                                    196,687
        1,782  World Fuel Services Corp.                               61,835
       10,086  WPX Energy, Inc. (a)                                   170,857
                                                               --------------
                                                                    4,855,214
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.6%
        2,078  Buckeye Technologies, Inc.                              54,444
        2,028  Domtar Corp.                                           161,733
        2,304  International Paper Co.                                 82,552
        1,370  Neenah Paper, Inc.                                      35,483
                                                               --------------
                                                                      334,212
                                                               --------------
               PHARMACEUTICALS -- 0.7%
        1,238  Bristol-Myers Squibb Co.                                41,163
        2,647  Eli Lilly & Co.                                        128,724
        4,698  Forest Laboratories, Inc. (a)                          158,370
        1,684  Pfizer, Inc.                                            41,881
                                                               --------------
                                                                      370,138
                                                               --------------
               PROFESSIONAL SERVICES -- 1.0%
        1,536  CDI Corp.                                               26,404
          518  Insperity, Inc.                                         13,525
        5,288  Kelly Services, Inc., Class A                           70,277
        6,212  Korn/Ferry International (a)                            83,179
        2,587  Manpower, Inc.                                          98,151
        6,028  Navigant Consulting, Inc. (a)                           62,631
        3,990  Resources Connection, Inc.                              49,237
        1,795  Towers Watson & Co., Class A                            96,409



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)

SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
        1,664  TrueBlue, Inc. (a)                              $       21,715
                                                               --------------
                                                                      521,528
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.3%
          588  Entertainment Properties Trust                          26,137
        1,182  Franklin Street Properties Corp.                        13,487
        1,296  Hospitality Properties Trust                            29,963
          411  LTC Properties, Inc.                                    13,567
        1,137  Universal Health Realty Income Trust                    56,213
                                                               --------------
                                                                      139,367
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
          785  Forestar Group, Inc. (a)                                12,568
          404  Jones Lang LaSalle, Inc.                                31,407
                                                               --------------
                                                                       43,975
                                                               --------------
               ROAD & RAIL -- 1.9%
        8,410  Arkansas Best Corp.                                     67,700
        4,638  Con-way, Inc.                                          135,012
        6,048  CSX Corp.                                              123,803
        2,936  Heartland Express, Inc.                                 40,957
        3,660  Knight Transportation, Inc.                             55,339
          652  Landstar System, Inc.                                   33,024
        2,629  Norfolk Southern Corp.                                 161,289
        1,301  Old Dominion Freight Line, Inc. (a)                     43,636
        4,283  Ryder System, Inc.                                     193,249
        7,425  Werner Enterprises, Inc.                               171,963
                                                               --------------
                                                                    1,025,972
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 2.8%
        2,123  Advanced Energy Industries, Inc. (a)                    25,073
        1,067  Analog Devices, Inc.                                    41,730
       14,986  Applied Materials, Inc.                                158,852
       24,137  Atmel Corp. (a)                                        112,599
        6,517  Brooks Automation, Inc.                                 47,053
        1,393  Cohu, Inc.                                              12,258
        1,209  Cree, Inc. (a)                                          36,669
        3,075  Diodes, Inc. (a)                                        46,617
        9,678  Fairchild Semiconductor International,
                   Inc. (a)                                           113,813
        9,442  Intel Corp.                                            204,183
        1,256  Micrel, Inc.                                            12,171
       27,955  Micron Technology, Inc. (a)                            151,656
        2,052  MKS Instruments, Inc.                                   48,489
        1,895  Nanometrics, Inc. (a)                                   26,075
        9,407  NVIDIA Corp. (a)                                       112,602
        1,506  Pericom Semiconductor Corp. (a)                         11,641
        3,737  Rudolph Technologies, Inc. (a)                          35,539
        1,307  Skyworks Solutions, Inc. (a)                            30,584
       15,058  Teradyne, Inc. (a)                                     220,148


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
        1,519  Texas Instruments, Inc.                         $       42,669
        7,772  TriQuint Semiconductor, Inc. (a)                        36,528
                                                               --------------
                                                                    1,526,949
                                                               --------------
               SOFTWARE -- 1.1%
        1,289  Adobe Systems, Inc. (a)                                 43,826
        4,870  CA, Inc.                                               109,673
        2,924  EPIQ Systems, Inc.                                      35,702
        8,201  Mentor Graphics Corp. (a)                              127,280
        2,810  Microsoft Corp.                                         80,183
          840  Monotype Imaging Holdings, Inc.                         12,860
        9,294  Symantec Corp. (a)                                     169,058
                                                               --------------
                                                                      578,582
                                                               --------------
               SPECIALTY RETAIL -- 4.8%
        5,707  Aaron's, Inc.                                          175,947
        2,467  Abercrombie & Fitch Co., Class A                        75,441
        7,038  Aeropostale, Inc. (a)                                   84,104
        1,463  American Eagle Outfitters, Inc.                         30,533
        1,682  ANN, Inc. (a)                                           59,139
        7,450  Barnes & Noble, Inc. (a)                               125,458
        3,944  Big 5 Sporting Goods Corp.                              35,220
        1,762  Cato (The) Corp., Class A                               50,006
        3,505  Chico's FAS, Inc.                                       65,193
        2,302  Finish Line (The), Inc., Class A                        47,893
        1,789  Foot Locker, Inc.                                       59,931
       10,196  GameStop Corp., Class A                                232,775
          435  Group 1 Automotive, Inc.                                26,974
        6,244  Guess?, Inc.                                           154,726
        4,799  Haverty Furniture Cos., Inc.                            72,033
        6,014  Hot Topic, Inc.                                         51,720
        6,708  Kirkland's, Inc. (a)                                    64,330
        1,179  Lithia Motors, Inc., Class A                            40,322
        1,384  Lowe's Cos., Inc.                                       44,814
        1,520  Men's Wearhouse (The), Inc.                             49,841
       49,594  Office Depot, Inc. (a)                                 122,993
        6,699  OfficeMax, Inc.                                         49,238
        6,545  Pep Boys-Manny, Moe & Jack (The)                        65,384
       53,344  RadioShack Corp.                                       119,491
        4,524  Rent-A-Center, Inc.                                    150,785
        2,605  Signet Jewelers Ltd.                                   134,835
        2,068  Sonic Automotive, Inc., Class A                         40,119
        2,484  Stage Stores, Inc.                                      60,858
       18,587  Staples, Inc.                                          214,029
        4,612  Stein Mart, Inc. (a)                                    36,250
          472  Zumiez, Inc. (a)                                        11,946
                                                               --------------
                                                                    2,552,328
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
        3,228  Crocs, Inc. (a)                                         40,673
        3,070  Fifth & Pacific Cos., Inc. (a)                          33,709
        2,868  Iconix Brand Group, Inc. (a)                            53,087


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY GOODS (CONTINUED)
          639  Maidenform Brands, Inc. (a)                     $       11,956
          776  Movado Group, Inc.                                      24,591
        1,779  Perry Ellis International, Inc. (a)                     36,718
       20,064  Quiksilver, Inc. (a)                                    64,205
                                                               --------------
                                                                      264,939
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.4%
        3,121  Astoria Financial Corp.                                 31,304
        2,876  Bank Mutual Corp.                                       12,971
        1,484  Brookline Bancorp, Inc.                                 12,584
        1,811  Dime Community Bancshares, Inc.                         26,260
        2,177  New York Community Bancorp, Inc.                        30,173
        1,069  Northwest Bancshares, Inc.                              12,721
        3,445  People's United Financial, Inc.                         41,443
        1,657  Provident Financial Services, Inc.                      24,855
        2,286  TrustCo Bank Corp.                                      12,756
        1,848  Washington Federal, Inc.                                31,009
                                                               --------------
                                                                      236,076
                                                               --------------
               TOBACCO -- 0.3%
       12,149  Alliance One International, Inc. (a)                    36,933
        2,493  Universal Corp.                                        123,553
                                                               --------------
                                                                      160,486
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
       14,287  MetroPCS Communications, Inc. (a)                      145,870
          753  NTELOS Holdings Corp.                                   11,483
        5,612  USA Mobility, Inc.                                      62,013
                                                               --------------
                                                                      219,366
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                        53,492,699
               (Cost $52,648,394)

               MONEY MARKET FUND -- 0.2%
       88,596  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                       88,596
               (Cost $88,596)                                  --------------

               TOTAL INVESTMENTS -- 100.1%                         53,581,295
               (Cost $52,736,990) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                 (26,763)
                                                               --------------
               NET ASSETS -- 100.0%                            $   53,554,532
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,183,955 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,339,650.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $ 53,492,699        $         --       $     --
Money Market Fund                 88,596                  --             --
                          ------------------------------------------------------
Total Investments           $ 53,581,295        $         --       $     --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES        DESCRIPTION                                              VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
          926  Boeing (The) Co.                                $       65,227
          471  Cubic Corp.                                             22,985
        1,618  Honeywell International, Inc.                           99,086
        1,035  Lockheed Martin Corp.                                   96,949
          372  Teledyne Technologies, Inc. (a)                         23,819
        1,142  Triumph Group, Inc.                                     74,710
                                                               --------------
                                                                      382,776
                                                               --------------
               AIRLINES -- 0.3%
        1,357  Alaska Air Group, Inc. (a)                              51,892
          372  Allegiant Travel Co. (a)                                27,059
                                                               --------------
                                                                       78,951
                                                               --------------
               BEVERAGES -- 0.3%
          105  Boston Beer (The) Co., Inc., Class A (a)                11,296
          479  Brown-Forman Corp., Class B                             30,685
          702  Dr. Pepper Snapple Group, Inc.                          30,080
          442  PepsiCo, Inc.                                           30,604
                                                               --------------
                                                                      102,665
                                                               --------------
               BIOTECHNOLOGY -- 3.0%
        1,408  Alexion Pharmaceuticals, Inc. (a)                      127,255
        1,529  Amgen, Inc.                                            132,327
          648  Biogen Idec, Inc. (a)                                   89,567
        1,265  Celgene Corp. (a)                                       92,750
          989  Cubist Pharmaceuticals, Inc. (a)                        42,428
        2,429  Gilead Sciences, Inc. (a)                              163,132
          811  Regeneron Pharmaceuticals, Inc. (a)                    115,405
        1,007  Spectrum Pharmaceuticals, Inc. (a)                      11,238
        1,703  United Therapeutics Corp. (a)                           77,776
        1,276  Vertex Pharmaceuticals, Inc. (a)                        61,554
                                                               --------------
                                                                      913,432
                                                               --------------
               BUILDING PRODUCTS -- 1.3%
        1,024  A.O. Smith Corp.                                        62,228
          599  AAON, Inc.                                              12,567
        4,581  Fortune Brands Home & Security, Inc. (a)               130,284
       10,706  Masco Corp.                                            161,554
        2,350  NCI Building Systems, Inc. (a)                          26,343
                                                               --------------
                                                                      392,976
                                                               --------------
               CAPITAL MARKETS -- 1.2%
          580  Affiliated Managers Group, Inc. (a)                     73,370
          822  Eaton Vance Corp.                                       23,131
          989  Financial Engines, Inc. (a)                             23,746
          515  Franklin Resources, Inc.                                65,817
        1,839  Greenhill & Co., Inc.                                   87,757
        2,373  HFF, Inc., Class A (a)                                  33,056
        1,452  Waddell & Reed Financial, Inc., Class A                 48,395
                                                               --------------
                                                                      355,272
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CHEMICALS -- 6.3%
          783  Airgas, Inc.                                    $       69,663
        1,693  American Vanguard Corp.                                 60,491
          321  Balchem Corp.                                           11,180
          725  CF Industries Holdings, Inc.                           148,763
        1,282  E.I. du Pont de Nemours & Co.                           57,075
        2,826  Eastman Chemical Co.                                   167,412
        1,492  Ecolab, Inc.                                           103,843
        2,328  FMC Corp.                                              124,595
        1,152  H.B. Fuller Co.                                         35,021
          851  Hawkins, Inc.                                           33,274
          243  Innophos Holdings, Inc.                                 11,579
          524  International Flavors & Fragrances, Inc.                33,861
        1,012  Koppers Holdings, Inc.                                  36,128
        1,806  Kraton Performance Polymers, Inc. (a)                   39,407
        1,343  LSB Industries, Inc. (a)                                54,083
        3,119  LyondellBasell Industries N.V., Class A                166,523
        1,416  Monsanto Co.                                           121,875
          502  NewMarket Corp.                                        136,198
        1,403  PPG Industries, Inc.                                   164,263
        1,010  Quaker Chemical Corp.                                   53,520
        1,082  Sherwin-Williams (The) Co.                             154,272
          490  Stepan Co.                                              46,942
        1,697  Valspar (The) Corp.                                     95,083
                                                               --------------
                                                                    1,925,051
                                                               --------------
               COMMERCIAL BANKS -- 0.8%
        1,368  Bank of the Ozarks, Inc.                                44,788
          327  First Financial Bankshares, Inc.                        11,847
        1,037  Home BancShares, Inc.                                   35,922
        1,064  Signature Bank (a)                                      75,799
          394  SVB Financial Group (a)                                 22,297
        1,185  Texas Capital Bancshares, Inc. (a)                      56,252
          242  UMB Financial Corp.                                     10,776
                                                               --------------
                                                                      257,681
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.0%
        2,574  Copart, Inc. (a)                                        74,105
        2,061  Healthcare Services Group, Inc.                         49,258
          916  Iron Mountain, Inc.                                     31,694
          564  Portfolio Recovery Associates, Inc. (a)                 59,023
        2,035  Rollins, Inc.                                           46,133
          345  Stericycle, Inc. (a)                                    32,692
                                                               --------------
                                                                      292,905
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
          298  F5 Networks, Inc. (a)                                   24,579
        1,236  NETGEAR, Inc. (a)                                       43,891
          713  Oplink Communications, Inc. (a)                         10,595


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT (CONTINUED)
        1,031  QUALCOMM, Inc.                                  $       60,391
        2,045  Riverbed Technology, Inc. (a)                           37,771
                                                               --------------
                                                                      177,227
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.3%
        1,435  3D Systems Corp. (a)                                    62,423
          241  Apple, Inc.                                            143,419
        2,363  EMC Corp. (a)                                           57,704
        5,197  Seagate Technology PLC                                 141,982
                                                               --------------
                                                                      405,528
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.4%
        2,290  Fluor Corp.                                            127,897
                                                               --------------
               CONSTRUCTION MATERIALS -- 0.6%
        1,274  Eagle Materials, Inc.                                   67,484
        8,955  Headwaters, Inc. (a)                                    64,386
          574  Martin Marietta Materials, Inc.                         47,246
                                                               --------------
                                                                      179,116
                                                               --------------
               CONSUMER FINANCE -- 0.1%
          512  First Cash Financial Services, Inc. (a)                 22,866
          349  World Acceptance Corp. (a)                              23,299
                                                               --------------
                                                                       46,165
                                                               --------------
               CONTAINERS & PACKAGING -- 1.3%
        2,285  Ball Corp.                                              97,867
        3,409  Packaging Corp. of America                             120,235
        1,714  Rock-Tenn Co., Class A                                 125,448
        1,094  Silgan Holdings, Inc.                                   47,381
                                                               --------------
                                                                      390,931
                                                               --------------
               DISTRIBUTORS -- 0.8%
        1,056  Genuine Parts Co.                                       66,085
        6,689  LKQ Corp. (a)                                          139,733
          850  Pool Corp.                                              35,802
                                                               --------------
                                                                      241,620
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.2%
          647  American Public Education, Inc. (a)                     23,570
          336  Capella Education Co. (a)                               10,490
          262  Coinstar, Inc. (a)                                      12,298
                                                               --------------
                                                                       46,358
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.3%
        2,189  Moody's Corp.                                          105,422
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
          823  Atlantic Tele-Network, Inc.                             34,105
        3,608  General Communication, Inc., Class A (a)                31,534


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               DIVERSIFIED TELECOMMUNICATION SERVICES
                   (CONTINUED)
        2,738  tw telecom, Inc. (a)                            $       69,737
        2,121  Verizon Communications, Inc.                            94,681
                                                               --------------
                                                                      230,057
                                                               --------------
               ELECTRICAL EQUIPMENT -- 2.7%
        1,504  Acuity Brands, Inc.                                     97,309
        2,685  AMETEK, Inc.                                            95,452
        1,551  AZZ, Inc.                                               61,171
        2,147  Cooper Industries PLC                                  160,896
          974  Franklin Electric Co., Inc.                             56,434
          884  Hubbell, Inc., Class B                                  74,009
        1,756  Regal-Beloit Corp.                                     114,456
          449  Rockwell Automation, Inc.                               31,906
        1,173  Roper Industries, Inc.                                 128,056
                                                               --------------
                                                                      819,689
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 1.1%
        1,095  Amphenol Corp., Class A                                 65,843
          324  Badger Meter, Inc.                                      13,880
          285  FARO Technologies, Inc. (a)                             11,457
          881  FEI Co.                                                 48,499
        1,100  MTS Systems Corp.                                       55,451
          757  OSI Systems, Inc. (a)                                   59,992
          556  Rogers Corp. (a)                                        21,912
          999  Trimble Navigation Ltd. (a)                             47,133
                                                               --------------
                                                                      324,167
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.3%
        2,874  Cameron International Corp. (a)                        145,539
        2,245  Dresser-Rand Group, Inc. (a)                           115,685
        1,324  Dril-Quip, Inc. (a)                                     91,700
        2,088  FMC Technologies, Inc. (a)                              85,399
          770  Geospace Technologies Corp. (a)                         49,842
        1,354  Helmerich & Payne, Inc.                                 64,721
        2,011  National Oilwell Varco, Inc.                           148,211
        1,723  Oceaneering International, Inc.                         90,165
        1,557  Oil States International, Inc. (a)                     113,817
        1,337  Schlumberger Ltd.                                       92,962
                                                               --------------
                                                                      998,041
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.6%
          619  Casey's General Stores, Inc.                            31,909
        1,287  Costco Wholesale Corp.                                 126,679
        1,008  United Natural Foods, Inc. (a)                          53,666
        2,183  Wal-Mart Stores, Inc.                                  163,769
        1,323  Whole Foods Market, Inc.                               125,328
                                                               --------------
                                                                      501,351
                                                               --------------
               FOOD PRODUCTS -- 2.9%
        1,555  B&G Foods, Inc.                                         47,070


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
          943  Calavo Growers, Inc.                            $       22,264
        2,577  Darling International, Inc. (a)                         42,598
          784  General Mills, Inc.                                     31,423
        1,002  Green Mountain Coffee Roasters, Inc. (a)                24,208
          558  H. J. Heinz Co.                                         32,090
          935  Hain Celestial Group (The), Inc. (a)                    54,043
          441  Hershey (The) Co.                                       30,363
        1,726  Ingredion, Inc.                                        106,080
          206  J & J Snack Foods Corp.                                 11,798
        1,493  J.M. Smucker (The) Co.                                 127,860
          325  Lancaster Colony Corp.                                  23,653
        1,558  McCormick & Co., Inc.                                   96,004
        3,574  Mondelez International, Inc., Class A                   94,854
          652  Ralcorp Holdings, Inc. (a)                              47,068
          266  Sanderson Farms, Inc.                                   12,047
          943  Snyder's-Lance, Inc.                                    23,896
        1,764  Tootsie Roll Industries, Inc.                           47,011
                                                               --------------
                                                                      874,330
                                                               --------------
               GAS UTILITIES -- 0.6%
          258  New Jersey Resources Corp.                              11,471
        3,335  ONEOK, Inc.                                            157,745
                                                               --------------
                                                                      169,216
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
          656  Abaxis, Inc. (a)                                        24,128
        1,594  Align Technology, Inc. (a)                              42,368
          603  Analogic Corp.                                          44,417
          519  Baxter International, Inc.                              32,505
        1,306  Cantel Medical Corp.                                    33,969
          756  Cooper (The) Cos., Inc.                                 72,561
        1,627  Covidien PLC                                            89,404
          899  Cyberonics, Inc. (a)                                    41,579
        1,690  DENTSPLY International, Inc.                            62,259
        1,201  Edwards Lifesciences Corp. (a)                         104,283
          294  Haemonetics Corp. (a)                                   24,020
        2,351  Hologic, Inc. (a)                                       48,478
          585  ICU Medical, Inc. (a)                                   34,708
          479  IDEXX Laboratories, Inc. (a)                            46,080
          573  Integra LifeSciences Holdings (a)                       21,917
          984  Masimo Corp. (a)                                        21,618
        2,368  Merit Medical Systems, Inc. (a)                         34,194
        1,029  NuVasive, Inc. (a)                                      14,838
        2,352  ResMed, Inc.                                            93,939
        2,013  STERIS Corp.                                            71,683
        1,749  SurModics, Inc. (a)                                     31,447
        1,037  Teleflex, Inc.                                          70,464
          688  Thoratec Corp. (a)                                      24,562
          666  West Pharmaceutical Services, Inc.                      35,877
          462  Zimmer Holdings, Inc.                                   29,665
                                                               --------------
                                                                    1,150,963
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES -- 4.1%
          494  Air Methods Corp. (a)                           $       54,157
        1,353  AMERIGROUP Corp. (a)                                   123,583
        2,062  Bio-Reference Laboratories, Inc. (a)                    57,241
        1,260  Centene Corp. (a)                                       47,855
          510  Chemed Corp.                                            34,298
          263  CorVel Corp. (a)                                        11,185
        1,555  DaVita HealthCare Partners, Inc. (a)                   174,969
        1,540  Ensign Group (The), Inc.                                44,906
        2,571  Express Scripts Holding Co. (a)                        158,219
          901  Henry Schein, Inc. (a)                                  66,476
        1,424  HMS Holdings Corp. (a)                                  32,880
          774  IPC Hospitalist (The) Co. (a)                           26,695
          338  Laboratory Corp. of America Holdings (a)                28,639
          395  Landauer, Inc.                                          22,890
          457  Magellan Health Services, Inc. (a)                      22,919
          639  MEDNAX, Inc. (a)                                        44,078
          552  MWI Veterinary Supply, Inc. (a)                         57,971
          913  Patterson Cos., Inc.                                    30,494
        1,016  Quest Diagnostics, Inc.                                 58,644
          564  UnitedHealth Group, Inc.                                31,584
        2,706  Universal Health Services, Inc.,  Class B              112,001
                                                               --------------
                                                                    1,241,684
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.4%
        1,914  Allscripts Healthcare Solutions, Inc. (a)               24,729
        1,656  HealthStream, Inc. (a)                                  42,294
        1,420  Medidata Solutions, Inc. (a)                            59,669
                                                               --------------
                                                                      126,692
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 3.3%
        1,927  Bally Technologies, Inc. (a)                            96,196
           32  Biglari Holdings, Inc. (a)                              11,316
          520  BJ's Restaurants, Inc. (a)                              17,186
          275  Buffalo Wild Wings, Inc. (a)                            20,886
        3,461  Cheesecake Factory (The), Inc.                         114,421
          702  Cracker Barrel Old Country Store, Inc.                  44,682
        2,312  Darden Restaurants, Inc.                               121,657
          631  DineEquity, Inc. (a)                                    39,564
        1,245  Interval Leisure Group, Inc.                            23,730
          520  Life Time Fitness, Inc. (a)                             23,343
        1,648  Marriott International, Inc.                            60,119
        3,746  Multimedia Games Holding Co., Inc. (a)                  59,561
          724  Panera Bread Co., Class A (a)                          122,095
        1,103  Papa John's International, Inc. (a)                     58,812
        1,491  SHFL entertainment, Inc. (a)                            21,068
        2,224  Starwood Hotels & Resorts Worldwide, Inc.              115,314
          971  Yum! Brands, Inc.                                       68,077
                                                               --------------
                                                                    1,018,027
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES -- 1.3%
        2,342  Jarden Corp.                                    $      116,632
       10,395  PulteGroup, Inc. (a)                                   180,249
        1,964  Ryland Group (The), Inc.                                66,521
          796  Tempur-Pedic International, Inc. (a)                    21,046
                                                               --------------
                                                                      384,448
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.6%
          441  Church & Dwight Co., Inc.                               22,385
          291  Colgate-Palmolive Co.                                   30,544
          751  Kimberly-Clark Corp.                                    62,671
          451  Procter & Gamble (The) Co.                              31,227
          448  WD-40 Co.                                               21,441
                                                               --------------
                                                                      168,268
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.6%
        1,833  Carlisle Cos., Inc.                                    101,823
        1,753  Danaher Corp.                                           90,683
                                                               --------------
                                                                      192,506
                                                               --------------
               INSURANCE -- 2.2%
        3,365  Aflac, Inc.                                            167,510
        2,465  Aon PLC                                                132,987
        1,993  Arthur J. Gallagher & Co.                               70,632
        1,826  Brown & Brown, Inc.                                     46,654
          845  Chubb (The) Corp.                                       65,048
        1,256  eHealth, Inc. (a)                                       27,255
          585  Infinity Property & Casualty Corp.                      33,409
        1,888  Travelers (The) Cos., Inc.                             133,935
                                                               --------------
                                                                      677,430
                                                               --------------
               INTERNET & CATALOG RETAIL -- 1.3%
          507  Amazon.com, Inc. (a)                                   118,040
          635  Blue Nile, Inc. (a)                                     23,984
        2,229  Expedia, Inc.                                          131,845
        2,523  HSN, Inc.                                              131,247
                                                               --------------
                                                                      405,116
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 3.0%
        3,369  Akamai Technologies, Inc. (a)                          127,988
        3,309  Blucora, Inc. (a)                                       58,073
        3,328  eBay, Inc. (a)                                         160,709
          601  Equinix, Inc. (a)                                      108,426
          214  Google, Inc., Class A (a)                              145,471
        1,077  j2 Global, Inc.                                         32,353
          704  Liquidity Services, Inc. (a)                            29,026
        1,301  LivePerson, Inc. (a)                                    20,413
        1,872  Rackspace Hosting, Inc. (a)                            119,228
        2,647  Verisign, Inc. (a)                                      98,124
                                                               --------------
                                                                      899,811
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES -- 5.1%
        2,301  Accenture PLC, Class A                          $      155,110
          671  Alliance Data Systems Corp. (a)                         95,987
        1,099  Automatic Data Processing, Inc.                         63,511
        2,040  Broadridge Financial Solutions, Inc.                    46,818
        1,187  Cardtronics, Inc. (a)                                   33,723
          922  Cognizant Technology Solutions Corp.,
                   Class A (a)                                         61,451
        2,620  CSG Systems International, Inc. (a)                     53,998
        1,598  Exlservice Holdings, Inc. (a)                           47,365
          871  Fiserv, Inc. (a)                                        65,273
        1,549  Gartner, Inc. (a)                                       71,889
        1,116  Heartland Payment Systems, Inc.                         29,105
        3,243  iGATE Corp. (a)                                         52,050
        1,256  Jack Henry & Associates, Inc.                           47,728
        2,560  Lender Processing Services, Inc.                        61,722
          214  MasterCard, Inc., Class A                               98,639
          987  MAXIMUS, Inc.                                           54,463
        2,378  NeuStar, Inc., Class A (a)                              87,011
        1,936  Paychex, Inc.                                           62,784
        1,282  Teradata Corp. (a)                                      87,573
        2,653  Virtusa Corp. (a)                                       45,525
          960  Visa, Inc., Class A                                    133,210
        1,365  WEX, Inc. (a)                                          100,710
                                                               --------------
                                                                    1,555,645
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 1.0%
        1,042  Brunswick Corp.                                         24,581
        2,725  Mattel, Inc.                                           100,225
        1,530  Polaris Industries, Inc.                               129,285
          953  Sturm, Ruger & Co., Inc.                                45,010
                                                               --------------
                                                                      299,101
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.8%
          223  Bio-Rad Laboratories, Inc., Class A (a)                 22,601
        1,803  Charles River Laboratories International,
                   Inc., (a)                                           67,288
        5,777  Enzo Biochem, Inc. (a)                                  11,554
        1,319  Life Technologies Corp. (a)                             64,512
          139  Mettler-Toledo International, Inc. (a)                  23,543
        1,533  PAREXEL International Corp. (a)                         47,048
                                                               --------------
                                                                      236,546
                                                               --------------
               MACHINERY -- 5.6%
        1,249  CIRCOR International, Inc.                              43,078


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
          596  Crane Co.                                       $       25,020
        1,172  Deere & Co.                                            100,136
        1,371  Donaldson Co., Inc.                                     44,242
        1,261  Flowserve Corp.                                        170,853
          788  Gardner Denver, Inc.                                    54,632
          947  Graco, Inc.                                             45,513
        1,709  IDEX Corp.                                              72,684
        2,167  Illinois Tool Works, Inc.                              132,902
          491  Lindsay Corp.                                           37,497
        1,218  Nordson Corp.                                           71,898
        2,030  Pall Corp.                                             127,809
        1,604  Pentair Ltd.                                            67,753
          989  Robbins & Myers, Inc.                                   58,628
        2,242  Snap-on, Inc.                                          173,374
          364  SPX Corp.                                               24,967
        2,113  Stanley Black & Decker, Inc.                           146,431
        1,185  Toro (The) Co.                                          50,031
          941  Valmont Industries, Inc.                               127,129
        1,186  Wabtec Corp.                                            97,133
          935  Watts Water Technologies, Inc., Class A                 37,615
                                                               --------------
                                                                    1,709,325
                                                               --------------
               MEDIA -- 3.5%
        1,640  AMC Networks, Inc., Class A (a)                         76,621
          311  Arbitron, Inc.                                          11,308
        2,457  DIRECTV (a)                                            125,577
        2,162  Discovery Communications, Inc., Class A (a)            127,601
        2,568  Lamar Advertising Co., Class A (a)                     100,794
        1,771  McGraw-Hill (The) Cos., Inc.                            97,901
        2,500  Omnicom Group, Inc.                                    119,775
        2,105  Scripps Networks Interactive, Class A                  127,816
        1,695  Time Warner Cable, Inc.                                167,992
        2,405  Viacom, Inc., Class B                                  123,304
                                                               --------------
                                                                    1,078,689
                                                               --------------
               METALS & MINING -- 0.8%
        1,391  AMCOL International Corp.                               43,928
        1,364  Carpenter Technology Corp.                              66,304
          558  Newmont Mining Corp.                                    30,439
        1,239  Royal Gold, Inc.                                       109,131
                                                               --------------
                                                                      249,802
                                                               --------------
               MULTILINE RETAIL -- 1.2%
        1,335  Dollar Tree, Inc. (a)                                   53,226
        1,458  Family Dollar Stores, Inc.                              96,170
        1,752  Nordstrom, Inc.                                         99,461
        2,031  Target Corp.                                           129,476
                                                               --------------
                                                                      378,333
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OFFICE ELECTRONICS -- 0.1%
          634  Zebra Technologies Corp., Class A (a)           $       22,780
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 3.3%
        1,173  Approach Resources, Inc. (a)                            28,891
        1,921  Bill Barrett Corp. (a)                                  44,010
        3,588  Cabot Oil & Gas Corp.                                  168,564
        1,438  EOG Resources, Inc.                                    167,513
        1,092  EQT Corp.                                               66,208
          880  Kinder Morgan, Inc.                                     30,545
          695  Noble Energy, Inc.                                      66,032
        1,235  Pioneer Natural Resources Co.                          130,478
        1,845  Range Resources Corp.                                  120,589
        1,987  Rosetta Resources, Inc. (a)                             91,481
          440  SM Energy Co.                                           23,725
        1,843  Williams (The) Cos., Inc.                               64,486
                                                               --------------
                                                                    1,002,522
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.4%
        1,426  Clearwater Paper Corp. (a)                              56,384
        2,632  KapStone Paper & Packaging    Corp. (a)                 57,825
          357  Schweitzer-Mauduit International, Inc.                  12,506
                                                               --------------
                                                                      126,715
                                                               --------------
               PERSONAL PRODUCTS -- 0.7%
        1,570  Estee Lauder (The) Cos., Inc., Class A                  96,743
        2,576  Inter Parfums, Inc.                                     47,038
        2,253  Medifast, Inc. (a)                                      57,497
                                                               --------------
                                                                      201,278
                                                               --------------
               PHARMACEUTICALS -- 2.4%
        1,410  Abbott Laboratories                                     92,383
        1,783  Akorn, Inc. (a)                                         21,414
          750  Endo Health Solutions, Inc. (a)                         21,495
        1,826  Medicines (The) Co. (a)                                 40,026
        1,650  Medicis Pharmaceutical Corp., Class A                   71,626
        2,144  Merck & Co., Inc.                                       97,831
        5,283  Mylan, Inc. (a)                                        133,871
          555  Perrigo Co.                                             63,831
          780  ViroPharma, Inc. (a)                                    19,695
        1,892  Watson Pharmaceuticals, Inc. (a)                       162,617
                                                               --------------
                                                                      724,789
                                                               --------------
               PROFESSIONAL SERVICES -- 0.8%
        2,307  Corporate Executive Board (The) Co.                    103,723
          392  Dun & Bradstreet (The) Corp.                            31,767
        1,384  Equifax, Inc.                                           69,255
          413  Exponent, Inc. (a)                                      22,707


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
        1,173  Robert Half International, Inc.                 $       31,542
                                                               --------------
                                                                      258,994
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.4%
          475  Acadia Realty Trust                                     12,198
        1,354  American Tower Corp.                                   101,943
          583  Boston Properties, Inc.                                 61,973
          222  EastGroup Properties, Inc.                              11,557
        1,418  Extra Space Storage, Inc.                               48,907
        1,449  HCP, Inc.                                               64,191
        1,116  Health Care REIT, Inc.                                  66,324
          511  Healthcare Realty Trust, Inc.                           12,003
          263  Kilroy Realty Corp.                                     11,680
          416  Macerich (The) Co.                                      23,712
        1,560  National Retail Properties, Inc.                        49,421
        2,094  OMEGA Healthcare Investors, Inc.                        48,036
        1,470  Plum Creek Timber Co., Inc.                             64,533
          637  Potlatch Corp.                                          24,512
        2,760  Prologis, Inc.                                          94,640
          176  PS Business Parks, Inc.                                 11,287
          971  Rayonier, Inc.                                          47,589
          582  Realty Income Corp.                                     22,855
          977  Regency Centers Corp.                                   46,915
          265  Saul Centers, Inc.                                      11,467
          206  Simon Property Group, Inc.                              31,355
          297  SL Green Realty Corp.                                   22,364
          611  Sovran Self Storage, Inc.                               35,316
          365  Tanger Factory Outlet Centers, Inc.                     11,487
          310  Taubman Centers, Inc.                                   24,350
        1,035  Ventas, Inc.                                            65,484
                                                               --------------
                                                                    1,026,099
                                                               --------------
               ROAD & RAIL -- 0.8%
          915  J.B. Hunt Transport Services, Inc.                      53,711
          942  Kansas City Southern                                    75,793
          814  Union Pacific Corp.                                    100,146
                                                               --------------
                                                                      229,650
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 1.2%
        1,535  Cirrus Logic, Inc. (a)                                  62,567
        2,025  Entropic Communications, Inc. (a)                        9,740
        4,365  First Solar, Inc. (a)                                  106,113
        1,133  Kulicke & Soffa Industries, Inc. (a)                    11,625
       13,990  LSI Corp. (a)                                           95,831
        1,174  Microsemi Corp. (a)                                     22,541
          597  Monolithic Power Systems, Inc. (a)                      11,600
        1,127  Ultratech, Inc. (a)                                     34,835
                                                               --------------
                                                                      354,852
                                                               --------------
               SOFTWARE -- 3.7%
        1,126  ACI Worldwide, Inc. (a)                                 44,027


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SOFTWARE (CONTINUED)
        1,297  ANSYS, Inc. (a)                                 $       91,931
          955  Bottomline Technologies, Inc. (a)                       22,347
        7,399  Cadence Design Systems, Inc. (a)                        93,671
          408  Citrix Systems, Inc. (a)                                25,219
          803  CommVault Systems, Inc. (a)                             50,163
        1,291  Concur Technologies, Inc. (a)                           85,503
        1,497  Ebix, Inc.                                              32,620
        1,613  Fair Isaac Corp.                                        75,166
          392  Interactive Intelligence Group, Inc. (a)                12,430
          742  JDA Software Group, Inc. (a)                            28,300
          823  Manhattan Associates, Inc. (a)                          49,380
           88  MicroStrategy, Inc., Class A (a)                         8,313
        1,848  NetScout Systems, Inc. (a)                              45,701
          692  OPNET Technologies, Inc.                                29,362
        1,092  Parametric Technology Corp. (a)                         22,037
          549  Red Hat, Inc. (a)                                       26,994
          633  Salesforce.com, Inc. (a)                                92,405
        2,220  Solarwinds, Inc. (a)                                   112,310
          481  Sourcefire, Inc. (a)                                    20,582
          515  Synchronoss Technologies, Inc. (a)                      10,552
        2,162  Synopsys, Inc. (a)                                      69,616
          787  TIBCO Software, Inc. (a)                                19,840
          803  Tyler Technologies, Inc. (a)                            38,392
        3,769  VASCO Data Security International, Inc. (a)             26,685
                                                               --------------
                                                                    1,133,546
                                                               --------------
               SPECIALTY RETAIL -- 5.5%
        4,438  Ascena Retail Group, Inc. (a)                           87,873
           85  AutoZone, Inc. (a)                                      31,875
          496  Bed Bath & Beyond, Inc. (a)                             28,609
          259  Buckle (The), Inc.                                      11,699
          786  Children's Place Retail Stores (The), Inc. (a)          45,926
        1,836  Dick's Sporting Goods, Inc.                             91,800
          706  Genesco, Inc. (a)                                       40,454
          595  Hibbett Sports, Inc. (a)                                32,124
        2,669  Home Depot (The), Inc.                                 163,823
          243  Jos. A. Bank Clothiers, Inc. (a)                        11,370
        1,963  Limited Brands, Inc.                                    94,008
        1,163  Lumber Liquidators Holdings, Inc. (a)                   64,919
          374  O'Reilly Automotive, Inc. (a)                           32,044
        1,380  PetSmart, Inc.                                          91,618
        1,995  Ross Stores, Inc.                                      121,595
        1,892  rue21, Inc. (a)                                         56,968
        1,868  Select Comfort Corp. (a)                                51,987
          505  Tiffany & Co.                                           31,926
        2,878  TJX (The) Cos., Inc.                                   119,811
        1,251  Tractor Supply Co.                                     120,396
        4,290  Urban Outfitters, Inc. (a)                             153,411


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
          808  Vitamin Shoppe, Inc. (a)                        $       46,250
        2,814  Williams-Sonoma, Inc.                                  130,091
                                                               --------------
                                                                    1,660,577
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
        1,768  Carter's, Inc. (a)                                      95,578
          369  Fossil, Inc. (a)                                        32,140
          329  NIKE, Inc., Class B                                     30,064
        1,044  Oxford Industries, Inc.                                 57,921
        1,016  PVH Corp.                                              111,750
          207  Ralph Lauren Corp.                                      31,814
        1,348  Steven Madden Ltd. (a)                                  57,856
        2,216  Under Armour, Inc., Class A (a)                        115,808
        1,011  VF Corp.                                               158,201
          459  Warnaco Group (The), Inc. (a)                           32,396
          797  Wolverine World Wide, Inc.                              33,371
                                                               --------------
                                                                      756,899
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.1%
        1,844  ViewPoint Financial Group, Inc.                         38,355
                                                               --------------
               TOBACCO -- 0.2%
          717  Philip Morris International, Inc.                       63,498
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 1.6%
        1,138  Applied Industrial Technologies, Inc.                   46,191
          727  Fastenal Co.                                            32,497
        1,682  GATX Corp.                                              69,736
          986  Kaman Corp.                                             36,679
          353  MSC Industrial Direct Co., Inc., Class A                26,334
        2,183  United Rentals, Inc. (a)                                88,761
          464  W.W. Grainger, Inc.                                     93,454
        1,256  Watsco, Inc.                                            85,848
                                                               --------------
                                                                      479,500
                                                               --------------
               WATER UTILITIES -- 0.1%
          796  American States Water Co.                               35,040
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
        2,011  Crown Castle International Corp. (a)                   134,234
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                        30,360,538
               (Cost $27,761,580)

               MONEY MARKET FUND -- 0.2%
       43,396  Morgan Stanley Institutional Liquidity
                 Funds - Treasury Portfolio -
                 Institutional Class - 0.03% (b)                       43,396
               (Cost $43,396)                                  --------------


               DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.1%                     $   30,403,934
               (Cost $27,804,976) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                 (15,605)
                                                               --------------
               NET ASSETS -- 100.0%                            $   30,388,329
                                                               ==============


(a)  Non-income producing security.

(b)  Interest rate shown reflects yield as of October 31, 2012.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,144,739 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $545,781.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $ 30,360,538        $         --       $     --
Money Market Fund                 43,396                  --             --
                          ------------------------------------------------------
Total Investments           $ 30,403,934        $         --       $     --
                          ======================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 2.8%
        1,818  Alliant Techsystems, Inc.                       $      104,153
          420  B/E Aerospace, Inc. (a)                                 18,938
          649  Esterline Technologies Corp. (a)                        37,506
        8,809  Exelis, Inc.                                            97,427
                                                               --------------
                                                                      258,024
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.4%
        2,705  UTi Worldwide, Inc.                                     37,572
                                                               --------------
               AIRLINES -- 1.1%
       19,015  JetBlue Airways Corp. (a)                              100,589
                                                               --------------
               AUTOMOBILES -- 0.4%
        1,003  Thor Industries, Inc.                                   38,144
                                                               --------------
               CAPITAL MARKETS -- 1.1%
        3,859  Janus Capital Group, Inc.                               32,802
        3,992  Jefferies Group, Inc.                                   56,846
          825  SEI Investments Co.                                     18,051
                                                               --------------
                                                                      107,699
                                                               --------------
               CHEMICALS -- 2.9%
        2,491  Cabot Corp.                                             89,078
          770  Minerals Technologies, Inc.                             55,178
        3,353  Olin Corp.                                              69,542
        1,487  Sensient Technologies Corp.                             54,097
                                                               --------------
                                                                      267,895
                                                               --------------
               COMMERCIAL BANKS -- 4.4%
        2,766  Associated Banc-Corp.                                   35,654
        1,201  BancorpSouth, Inc.                                      16,994
        2,111  Cathay General Bancorp                                  37,344
          344  City National Corp.                                     17,578
          439  Commerce Bancshares, Inc.                               16,717
        1,725  East West Bancorp, Inc.                                 36,725
        4,503  First Niagara Financial Group, Inc.                     37,285
        2,473  FirstMerit Corp.                                        34,276
        3,695  Fulton Financial Corp.                                  35,915
        2,869  International Bancshares Corp.                          52,072
          415  Prosperity Bancshares, Inc.                             17,372
        7,467  Synovus Financial Corp.                                 18,294
          727  Trustmark Corp.                                         17,063
        1,537  Webster Financial Corp.                                 33,814
                                                               --------------
                                                                      407,103
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.8%
        1,418  Brink's (The) Co.                                       37,308
          529  Corrections Corp. of America                            17,801
        1,788  Deluxe Corp.                                            56,340
          910  Herman Miller, Inc.                                     17,645
          475  Mine Safety Appliances Co.                              18,335
          585  Waste Connections, Inc.                                 19,205
                                                               --------------
                                                                      166,634
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMUNICATIONS EQUIPMENT -- 0.9%
        1,031  Plantronics, Inc.                               $       33,445
        5,537  Polycom, Inc. (a)                                       55,481
                                                               --------------
                                                                       88,926
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.3%
        1,621  Diebold, Inc.                                           48,225
        7,976  QLogic Corp. (a)                                        74,815
                                                               --------------
                                                                      123,040
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 2.1%
        4,304  AECOM Technology Corp. (a)                              92,407
        1,269  Granite Construction, Inc.                              38,336
        2,443  KBR, Inc.                                               68,062
                                                               --------------
                                                                      198,805
                                                               --------------
               CONTAINERS & PACKAGING -- 1.0%
          825  Greif, Inc., Class A                                    34,617
        1,763  Sonoco Products Co.                                     54,882
                                                               --------------
                                                                       89,499
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.8%
        1,833  Matthews International Corp., Class A                   52,735
        1,315  Service Corp. International                             18,463
                                                               --------------
                                                                       71,198
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
          601  CBOE Holdings, Inc.                                     17,724
                                                               --------------
               ELECTRIC UTILITIES -- 5.2%
        1,302  Cleco Corp.                                             56,181
        2,455  Great Plains Energy, Inc.                               55,090
        1,385  Hawaiian Electric Industries, Inc.                      35,844
        1,684  IDACORP, Inc.                                           75,309
        3,034  NV Energy, Inc.                                         57,676
          657  OGE Energy Corp.                                        37,830
        4,331  PNM Resources, Inc.                                     95,975
        2,457  Westar Energy, Inc.                                     72,973
                                                               --------------
                                                                      486,878
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.6%
        1,860  General Cable Corp. (a)                                 53,066
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 4.6%
        2,702  Arrow Electronics, Inc. (a)                             95,191
        3,131  Avnet, Inc. (a)                                         89,703
        5,980  Ingram Micro, Inc., Class A (a)                         90,896
        1,608  Tech Data Corp. (a)                                     71,251
        9,266  Vishay Intertechnology, Inc. (a)                        76,723
                                                               --------------
                                                                      423,764
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 5.2%
        1,603  Atwood Oceanics, Inc. (a)                               76,623
        4,985  Helix Energy Solutions Group, Inc. (a)                  86,191


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
        5,750  Patterson-UTI Energy, Inc.                      $       93,035
        4,439  Superior Energy Services, Inc. (a)                      90,245
        1,126  Tidewater, Inc.                                         53,496
        2,195  Unit Corp. (a)                                          88,568
                                                               --------------
                                                                      488,158
                                                               --------------
               FOOD & STAPLES RETAILING -- 0.6%
        1,407  Harris Teeter Supermarkets, Inc.                        52,692
                                                               --------------
               FOOD PRODUCTS -- 1.2%
          877  Flowers Foods, Inc.                                     17,268
        4,635  Smithfield Foods, Inc. (a)                              94,879
                                                               --------------
                                                                      112,147
                                                               --------------
               GAS UTILITIES -- 1.5%
        1,527  Atmos Energy Corp.                                      54,926
          327  National Fuel Gas Co.                                   17,233
          870  Questar Corp.                                           17,609
        1,147  UGI Corp.                                               37,036
          440  WGL Holdings, Inc.                                      17,499
                                                               --------------
                                                                      144,303
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
        2,507  Hill-Rom Holdings, Inc.                                 70,422
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.9%
        2,501  Community Health Systems, Inc. (a)                      68,577
        4,342  Health Management Associates, Inc., Class A (a)         31,697
        1,619  Health Net, Inc. (a)                                    34,841
        2,129  LifePoint Hospitals, Inc. (a)                           75,239
          521  Omnicare, Inc.                                          17,990
          592  Owens & Minor, Inc.                                     16,854
        2,770  VCA Antech, Inc. (a)                                    54,237
        1,289  WellCare Health Plans, Inc. (a)                         61,356
                                                               --------------
                                                                      360,791
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 3.0%
        1,862  Bob Evans Farms, Inc.                                   70,887
          501  Brinker International, Inc.                             15,431
        2,568  International Speedway Corp., Class A                   65,484
        2,140  Scientific Games Corp., Class A (a)                     17,612
        3,889  Wendy's (The) Co.                                       16,606
        5,561  WMS Industries, Inc. (a)                                91,367
                                                               --------------
                                                                      277,387
                                                               --------------
               HOUSEHOLD DURABLES -- 0.4%
          455  Mohawk Industries, Inc. (a)                             37,979
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.4%
          488  Energizer Holdings, Inc.                                35,609
                                                               --------------
               INSURANCE -- 9.0%
          264  Alleghany Corp. (a)                                     91,766


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INSURANCE (CONTINUED)
        1,923  American Financial Group, Inc.                  $       74,612
        2,390  Aspen Insurance Holdings Ltd.                           77,317
          681  Everest Re Group, Ltd.                                  75,625
        2,555  Fidelity National Financial, Inc., Class A              54,703
        2,522  First American Financial Corp.                          57,375
          978  Hanover Insurance Group (The), Inc.                     35,316
        1,613  HCC Insurance Holdings, Inc.                            57,487
          943  Mercury General Corp.                                   38,220
        2,780  Protective Life Corp.                                   75,894
        1,259  Reinsurance Group of America, Inc.                      66,626
        2,332  StanCorp Financial Group, Inc.                          80,104
        1,458  W. R. Berkley Corp.                                     56,702
                                                               --------------
                                                                      841,747
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 2.4%
        2,585  AOL, Inc. (a)                                           88,743
        9,941  Monster Worldwide, Inc. (a)                             61,833
        4,239  ValueClick, Inc. (a)                                    70,664
                                                               --------------
                                                                      221,240
                                                               --------------
               IT SERVICES -- 3.2%
        1,994  Acxiom Corp. (a)                                        36,390
        5,812  Convergys Corp.                                         97,700
        1,288  DST Systems, Inc.                                       73,468
        3,795  ManTech International Corp., Class A                    87,171
                                                               --------------
                                                                      294,729
                                                               --------------
               MACHINERY -- 6.0%
        1,918  AGCO Corp. (a)                                          87,288
          396  CLARCOR, Inc.                                           17,915
          862  Harsco Corp.                                            17,231
        2,456  Kennametal, Inc.                                        86,991
        1,399  Lincoln Electric Holdings, Inc.                         60,675
        2,656  Oshkosh Corp. (a)                                       79,627
        1,613  Terex Corp. (a)                                         36,373
        2,451  Timken (The) Co.                                        96,790
        2,431  Trinity Industries, Inc.                                76,042
                                                               --------------
                                                                      558,932
                                                               --------------
               MARINE -- 0.8%
        1,318  Kirby Corp. (a)                                         75,759
                                                               --------------
               MEDIA -- 3.2%
        1,624  Cinemark Holdings, Inc.                                 40,097
          920  DreamWorks Animation SKG, Inc., Class A (a)             18,741
          793  John Wiley & Sons, Inc., Class A                        34,400
        1,041  Meredith Corp.                                          34,842
        2,866  Scholastic Corp.                                        94,549
        2,951  Valassis Communications, Inc. (a)                       76,785
                                                               --------------
                                                                      299,414
                                                               --------------
               METALS & MINING -- 3.1%
        4,140  Commercial Metals Co.                                   56,967


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        1,740  Reliance Steel & Aluminum Co.                   $       94,552
        6,488  Steel Dynamics, Inc.                                    82,073
        2,523  Worthington Industries, Inc.                            54,547
                                                               --------------
                                                                      288,139
                                                               --------------
               MULTILINE RETAIL -- 0.6%
        5,301  Saks, Inc. (a)                                          54,494
                                                               --------------
               MULTI-UTILITIES -- 2.4%
        1,259  Alliant Energy Corp.                                    56,277
        1,024  Black Hills Corp.                                       36,629
        2,480  MDU Resources Group, Inc.                               53,891
        2,548  Vectren Corp.                                           75,344
                                                               --------------
                                                                      222,141
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 3.5%
        8,633  Arch Coal, Inc.                                         68,719
        1,738  Energen Corp.                                           81,078
        2,207  HollyFrontier Corp.                                     85,256
        1,458  Plains Exploration & Production Co. (a)                 51,992
        1,023  World Fuel Services Corp.                               35,498
                                                               --------------
                                                                      322,543
                                                               --------------
               PAPER & FOREST PRODUCTS -- 1.0%
        1,163  Domtar Corp.                                            92,749
                                                               --------------
               PROFESSIONAL SERVICES -- 1.7%
        3,565  Korn/Ferry International (a)                            47,736
        1,485  Manpower, Inc.                                          56,341
        1,030  Towers Watson & Co., Class A                            55,321
                                                               --------------
                                                                      159,398
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
          744  Hospitality Properties Trust                            17,201
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
          232  Jones Lang LaSalle, Inc.                                18,036
                                                               --------------
               ROAD & RAIL -- 2.1%
        2,662  Con-way, Inc.                                           77,491
          374  Landstar System, Inc.                                   18,943
        4,262  Werner Enterprises, Inc.                                98,708
                                                               --------------
                                                                      195,142
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 1.8%
       13,853  Atmel Corp. (a)                                         64,624
          693  Cree, Inc. (a)                                          21,019
        5,554  Fairchild Semiconductor International, Inc. (a)         65,315
          751  Skyworks Solutions, Inc. (a)                            17,573
                                                               --------------
                                                                      168,531
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SOFTWARE -- 0.8%
        4,707  Mentor Graphics Corp. (a)                       $       73,053
                                                               --------------
               SPECIALTY RETAIL -- 7.9%
        3,275  Aaron's, Inc.                                          100,968
        4,039  Aeropostale, Inc. (a)                                   48,266
          839  American Eagle Outfitters, Inc.                         17,510
          966  ANN, Inc. (a)                                           33,965
        4,276  Barnes & Noble, Inc. (a)                                72,008
        2,012  Chico's FAS, Inc.                                       37,423
        1,026  Foot Locker, Inc.                                       34,371
        3,583  Guess?, Inc.                                            88,787
       28,463  Office Depot, Inc. (a)                                  70,588
       30,616  RadioShack Corp.                                        68,580
        2,596  Rent-A-Center, Inc.                                     86,525
        1,494  Signet Jewelers Ltd.                                    77,329
                                                               --------------
                                                                      736,320
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.6%
        1,791  Astoria Financial Corp.                                 17,964
        1,250  New York Community Bancorp, Inc.                        17,325
        1,061  Washington Federal, Inc.                                17,803
                                                               --------------
                                                                       53,092
                                                               --------------
               TOBACCO -- 0.8%
        1,431  Universal Corp.                                         70,920
                                                               --------------
               TOTAL INVESTMENTS -- 99.8%                           9,279,628
               (Cost $9,258,877) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                                    15,049
                                                               --------------
               NET ASSETS -- 100.0%                            $    9,294,677
                                                               ==============

(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $455,036 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $434,285.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $  9,279,628        $         --       $     --
                          ======================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.8%
        1,999  Triumph Group, Inc.                             $      130,775
                                                               --------------
               AIRLINES -- 0.6%
        2,377  Alaska Air Group, Inc. (a)                              90,896
                                                               --------------
               BIOTECHNOLOGY -- 2.8%
        1,419  Regeneron Pharmaceuticals, Inc. (a)                    201,924
        2,982  United Therapeutics Corp. (a)                          136,188
        2,234  Vertex Pharmaceuticals, Inc. (a)                       107,768
                                                               --------------
                                                                      445,880
                                                               --------------
               BUILDING PRODUCTS -- 1.4%
        8,021  Fortune Brands Home & Security, Inc. (a)               228,117
                                                               --------------
               CAPITAL MARKETS -- 2.6%
        1,016  Affiliated Managers Group, Inc. (a)                    128,524
        1,439  Eaton Vance Corp.                                       40,494
        3,220  Greenhill & Co., Inc.                                  153,658
        2,543  Waddell & Reed Financial, Inc., Class A                 84,758
                                                               --------------
                                                                      407,434
                                                               --------------
               CHEMICALS -- 2.5%
          879  NewMarket Corp.                                        238,482
        2,971  Valspar (The) Corp.                                    166,465
                                                               --------------
                                                                      404,947
                                                               --------------
               COMMERCIAL BANKS -- 1.1%
        1,863  Signature Bank (a)                                     132,720
          689  SVB Financial Group (a)                                 38,991
                                                               --------------
                                                                      171,711
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.3%
        4,508  Copart, Inc. (a)                                       129,786
        3,563  Rollins, Inc.                                           80,773
                                                               --------------
                                                                      210,559
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.4%
        3,581  Riverbed Technology, Inc. (a)                           66,141
                                                               --------------
               CONSTRUCTION MATERIALS -- 0.5%
        1,006  Martin Marietta Materials, Inc.                         82,804
                                                               --------------
               CONTAINERS & PACKAGING -- 3.2%
        5,968  Packaging Corp. of America                             210,491
        3,002  Rock-Tenn Co., Class A                                 219,716
        1,915  Silgan Holdings, Inc.                                   82,939
                                                               --------------
                                                                      513,146
                                                               --------------
               DISTRIBUTORS -- 1.5%
       11,711  LKQ Corp. (a)                                          244,643
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                    -- 0.8%
        4,795  tw telecom, Inc. (a)                                   122,129
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ELECTRICAL EQUIPMENT -- 4.2%
        2,633  Acuity Brands, Inc.                             $      170,355
        4,701  AMETEK, Inc.                                           167,120
        1,548  Hubbell, Inc., Class B                                 129,599
        3,074  Regal-Beloit Corp.                                     200,363
                                                               --------------
                                                                      667,437
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 0.5%
        1,748  Trimble Navigation Ltd. (a)                             82,471
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 4.5%
        3,931  Dresser-Rand Group, Inc. (a)                           202,564
        2,319  Dril-Quip, Inc. (a)                                    160,614
        3,016  Oceaneering International, Inc.                        157,827
        2,727  Oil States International, Inc. (a)                     199,344
                                                               --------------
                                                                      720,349
                                                               --------------
               FOOD PRODUCTS -- 2.7%
        1,754  Green Mountain Coffee Roasters, Inc. (a)                42,376
        3,021  Ingredion, Inc.                                        185,671
          569  Lancaster Colony Corp.                                  41,412
        1,141  Ralcorp Holdings, Inc. (a)                              82,369
        3,089  Tootsie Roll Industries, Inc.                           82,322
                                                               --------------
                                                                      434,150
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
        1,323  Cooper (The) Cos., Inc.                                126,981
        4,117  Hologic, Inc. (a)                                       84,893
          839  IDEXX Laboratories, Inc. (a)                            80,712
        1,723  Masimo Corp. (a)                                        37,854
        4,118  ResMed, Inc.                                           164,473
        3,524  STERIS Corp.                                           125,490
        1,816  Teleflex, Inc.                                         123,397
        1,204  Thoratec Corp. (a)                                      42,983
                                                               --------------
                                                                      786,783
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.2%
        2,370  AMERIGROUP Corp. (a)                                   216,476
        1,577  Henry Schein, Inc. (a)                                 116,351
        2,493  HMS Holdings Corp. (a)                                  57,563
        1,119  MEDNAX, Inc. (a)                                        77,189
        4,738  Universal Health Services, Inc., Class B               196,106
                                                               --------------
                                                                      663,685
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.3%
        3,352  Allscripts Healthcare Solutions, Inc. (a)               43,308
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE -- 3.9%
        3,374  Bally Technologies, Inc. (a)                    $      168,430
        6,060  Cheesecake Factory (The), Inc.                         200,344
          911  Life Time Fitness, Inc. (a)                             40,895
        1,268  Panera Bread Co., Class A (a)                          213,835
                                                               --------------
                                                                      623,504
                                                               --------------
               HOUSEHOLD DURABLES -- 1.5%
        4,100  Jarden Corp.                                           204,180
        1,394  Tempur-Pedic International, Inc. (a)                    36,857
                                                               --------------
                                                                      241,037
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.3%
          772  Church & Dwight Co., Inc.                               39,187
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 1.1%
        3,210  Carlisle Cos., Inc.                                    178,315
                                                               --------------
               INSURANCE -- 1.3%
        3,489  Arthur J. Gallagher & Co.                              123,650
        3,196  Brown & Brown, Inc.                                     81,658
                                                               --------------
                                                                      205,308
                                                               --------------
               INTERNET & CATALOG RETAIL -- 1.4%
        4,417  HSN, Inc.                                              229,772
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 2.5%
        1,051  Equinix, Inc. (a)                                      189,611
        3,278  Rackspace Hosting, Inc. (a)                            208,776
                                                               --------------
                                                                      398,387
                                                               --------------
               IT SERVICES -- 5.6%
        1,174  Alliance Data Systems Corp. (a)                        167,941
        3,572  Broadridge Financial Solutions, Inc.                    81,977
        2,712  Gartner, Inc. (a)                                      125,864
        2,199  Jack Henry & Associates, Inc.                           83,562
        4,482  Lender Processing Services, Inc.                       108,061
        4,163  NeuStar, Inc., Class A (a)                             152,324
        2,390  WEX, Inc. (a)                                          176,334
                                                               --------------
                                                                      896,063
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 1.4%
        2,679  Polaris Industries, Inc.                               226,375
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.2%
          390  Bio-Rad Laboratories, Inc., Class A (a)                 39,527
        3,156  Charles River Laboratories International,
                   Inc. (a)                                           117,782
          244  Mettler-Toledo International, Inc. (a)                  41,326
                                                               --------------
                                                                      198,635
                                                               --------------
               MACHINERY -- 6.9%
        1,043  Crane Co.                                               43,785
        2,401  Donaldson Co., Inc.                                     77,480


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
        1,379  Gardner Denver, Inc.                            $       95,606
        1,657  Graco, Inc.                                             79,636
        2,992  IDEX Corp.                                             127,250
        2,132  Nordson Corp.                                          125,852
        2,808  Pentair Ltd.                                           118,610
          637  SPX Corp.                                               43,692
        1,648  Valmont Industries, Inc.                               222,645
        2,076  Wabtec Corp.                                           170,024
                                                               --------------
                                                                    1,104,580
                                                               --------------
               MEDIA -- 1.9%
        2,872  AMC Networks, Inc., Class A (a)                        134,180
        4,497  Lamar Advertising Co., Class A (a)                     176,507
                                                               --------------
                                                                      310,687
                                                               --------------
               METALS & MINING -- 1.9%
        2,389  Carpenter Technology Corp.                             116,129
        2,170  Royal Gold, Inc.                                       191,134
                                                               --------------
                                                                      307,263
                                                               --------------
               OFFICE ELECTRONICS -- 0.3%
        1,110  Zebra Technologies Corp., Class A (a)                   39,882
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 1.7%
        3,364  Bill Barrett Corp. (a)                                  77,069
        3,479  Rosetta Resources, Inc. (a)                            160,173
          770  SM Energy Co.                                           41,519
                                                               --------------
                                                                      278,761
                                                               --------------
               PHARMACEUTICALS -- 1.0%
        1,314  Endo Health Solutions, Inc. (a)                         37,659
        2,889  Medicis Pharmaceutical Corp., Class A                  125,412
                                                               --------------
                                                                      163,071
                                                               --------------
               PROFESSIONAL SERVICES -- 1.1%
        4,040  Corporate Executive Board (The) Co.                    181,638
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.4%
          728  Macerich (The) Co.                                      41,496
        2,732  National Retail Properties, Inc.                        86,550
        3,666  OMEGA Healthcare Investors, Inc.                        84,098
        1,115  Potlatch Corp.                                          42,905
        1,700  Rayonier, Inc.                                          83,317
        1,019  Realty Income Corp.                                     40,016
        1,710  Regency Centers Corp.                                   82,114
          520  SL Green Realty Corp.                                   39,156
          543  Taubman Centers, Inc.                                   42,653
                                                               --------------
                                                                      542,305
                                                               --------------
               ROAD & RAIL -- 1.4%
        1,601  J.B. Hunt Transport Services, Inc.                      93,979


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        1,649  Kansas City Southern                            $      132,678
                                                               --------------
                                                                      226,657
                                                               --------------
               SOFTWARE -- 6.7%
        1,972  ACI Worldwide, Inc. (a)                                 77,105
        2,271  ANSYS, Inc. (a)                                        160,969
       12,954  Cadence Design Systems, Inc. (a)                       163,998
        2,260  Concur Technologies, Inc. (a)                          149,680
        2,824  Fair Isaac Corp.                                       131,598
        1,911  Parametric Technology Corp. (a)                         38,564
        3,887  Solarwinds, Inc. (a)                                   196,643
        3,785  Synopsys, Inc. (a)                                     121,877
        1,378  TIBCO Software, Inc. (a)                                34,739
                                                               --------------
                                                                    1,075,173
                                                               --------------
               SPECIALTY RETAIL -- 5.7%
        7,770  Ascena Retail Group, Inc. (a)                          153,846
        3,214  Dick's Sporting Goods, Inc.                            160,700
        2,416  PetSmart, Inc.                                         160,398
        2,191  Tractor Supply Co.                                     210,862
        4,927  Williams-Sonoma, Inc.                                  227,775
                                                               --------------
                                                                      913,581
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 3.9%
        3,095  Carter's, Inc. (a)                                     167,316
        1,778  PVH Corp.                                              195,562
        3,881  Under Armour, Inc., Class A (a)                        202,821
          803  Warnaco Group (The), Inc. (a)                           56,676
                                                               --------------
                                                                      622,375
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 3.0%
        2,945  GATX Corp.                                             122,100
          618  MSC Industrial Direct Co., Inc., Class A                46,103
        3,821  United Rentals, Inc. (a)                               155,362
        2,199  Watsco, Inc.                                           150,301
                                                               --------------
                                                                      473,866
                                                               --------------

               TOTAL INVESTMENTS -- 99.9%                          15,993,787
               (Cost $15,093,485) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                    13,670
                                                               --------------
               NET ASSETS -- 100.0%                            $   16,007,457
                                                               ==============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,223,491 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $323,189.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $ 15,993,787        $         --       $     --
                          ======================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 3.8%
        2,434  AAR Corp.                                       $       36,729
        1,636  Ceradyne, Inc.                                          57,195
        1,222  Curtiss-Wright Corp.                                    37,723
        2,166  Engility Holdings, Inc. (a)                             41,154
        1,055  Moog, Inc., Class A (a)                                 39,046
        2,156  Orbital Sciences Corp. (a)                              28,890
                                                               --------------
                                                                      240,737
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.3%
          528  Hub Group, Inc., Class A (a)                            16,373
                                                               --------------
               AIRLINES -- 0.7%
        3,869  SkyWest, Inc.                                           42,365
                                                               --------------
               AUTO COMPONENTS -- 2.0%
          778  Drew Industries, Inc. (a)                               24,639
        4,709  Spartan Motors, Inc.                                    22,132
        2,170  Standard Motor Products, Inc.                           40,753
        2,339  Superior Industries International, Inc.                 39,974
                                                               --------------
                                                                      127,498
                                                               --------------
               BIOTECHNOLOGY -- 0.5%
        2,209  Emergent Biosolutions, Inc. (a)                         29,358
                                                               --------------
               BUILDING PRODUCTS -- 1.2%
        1,837  Gibraltar Industries, Inc. (a)                          22,889
        3,048  Griffon Corp.                                           30,937
          274  Simpson Manufacturing Co., Inc.                          8,346
          377  Universal Forest Products, Inc.                         14,515
                                                               --------------
                                                                       76,687
                                                               --------------
               CAPITAL MARKETS -- 1.8%
        1,349  Calamos Asset Management, Inc., Class A                 14,569
        3,470  Prospect Capital Corp.                                  41,085
          466  Stifel Financial Corp. (a)                              14,772
          464  Virtus Investment Partners, Inc. (a)                    44,544
                                                               --------------
                                                                      114,970
                                                               --------------
               CHEMICALS -- 2.0%
        1,318  A. Schulman, Inc.                                       33,820
        1,097  Calgon Carbon Corp. (a)                                 13,592
        1,270  OM Group, Inc. (a)                                      25,692
          473  PolyOne Corp.                                            8,954
        1,770  Tredegar Corp.                                          30,037
        1,038  Zep, Inc.                                               14,874
                                                               --------------
                                                                      126,969
                                                               --------------
               COMMERCIAL BANKS -- 5.1%
          621  BBCN Bancorp, Inc.                                       7,409
          817  Boston Private Financial Holdings, Inc.                  7,533
          219  City Holding Co.                                         7,691
          847  Columbia Banking System, Inc.                           15,000
          556  Community Bank System, Inc.                             15,340
          656  CVB Financial Corp.                                      7,098


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
          699  F.N.B. Corp.                                    $        7,500
        1,776  First BanCorp (a)                                        7,530
        1,113  First Commonwealth Financial Corp.                       7,290
          463  First Financial Bancorp                                  7,269
        2,451  Hanmi Financial Corp. (a)                               30,417
          260  Independent Bank Corp.                                   7,673
        1,723  National Penn Bancshares, Inc.                          15,386
          710  NBT Bancorp, Inc.                                       15,102
        1,153  Old National Bancorp                                    14,147
        1,219  Pinnacle Financial Partners, Inc. (a)                   23,832
          490  PrivateBancorp, Inc.                                     7,918
          890  S&T Bancorp, Inc.                                       15,637
          645  Simmons First National Corp., Class A                   16,054
          790  Sterling Bancorp                                         7,545
          749  Susquehanna Bancshares, Inc.                             7,767
          193  Tompkins Financial Corp.                                 7,813
        1,218  Umpqua Holdings Corp.                                   14,726
          314  United Bankshares, Inc.                                  7,483
        3,738  Wilshire Bancorp, Inc. (a)                              24,334
          417  Wintrust Financial Corp.                                15,408
                                                               --------------
                                                                      320,902
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 4.9%
        1,244  ABM Industries, Inc.                                    23,636
        1,532  Consolidated Graphics, Inc. (a)                         45,209
        1,111  Encore Capital Group, Inc. (a)                          32,219
          500  G&K Services, Inc., Class A                             16,125
          566  Geo Group (The), Inc.                                   15,690
        1,409  Mobile Mini, Inc. (a)                                   24,545
        2,974  Sykes Enterprises, Inc. (a)                             40,506
          897  Tetra Tech, Inc. (a)                                    23,268
          597  UniFirst Corp.                                          41,533
        1,207  United Stationers, Inc.                                 35,027
          376  Viad Corp.                                               7,975
                                                               --------------
                                                                      305,733
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.2%
          419  Bel Fuse, Inc., Class B                                  6,938
        1,136  Comtech Telecommunications Corp.                        28,593
        1,545  Digi International, Inc. (a)                            14,554
        3,458  Harmonic, Inc. (a)                                      15,008
        2,252  Symmetricom, Inc. (a)                                   13,850
                                                               --------------
                                                                       78,943
                                                               --------------
               COMPUTERS & PERIPHERALS -- 0.2%
        1,305  Super Micro Computer, Inc. (a)                          10,323
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 1.4%
        1,229  Aegion Corp. (a)                                        22,700
        2,780  Dycom Industries, Inc. (a)                              39,587
          825  EMCOR Group, Inc.                                       26,532
                                                               --------------
                                                                       88,819
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING -- 0.4%
        1,507  Myers Industries, Inc.                          $       22,349
                                                               --------------
               DISTRIBUTORS -- 0.5%
        5,344  VOXX International Corp. (a)                            33,240
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.7%
       16,795  Corinthian Colleges, Inc. (a)                           45,850
        1,726  Hillenbrand, Inc.                                       35,331
        3,738  Lincoln Educational Services Corp.                      13,868
        1,146  Universal Technical Institute, Inc.                     14,692
                                                               --------------
                                                                      109,741
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.4%
        1,680  Interactive Brokers Group, Inc., Class A                23,940
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                    -- 0.5%
        1,592  Cbeyond, Inc. (a)                                       12,194
        4,261  Neutral Tandem, Inc.                                    19,686
                                                               --------------
                                                                       31,880
                                                               --------------
               ELECTRIC UTILITIES -- 1.5%
          563  ALLETE, Inc.                                            23,432
          686  El Paso Electric Co.                                    23,317
          657  UIL Holdings Corp.                                      23,764
          563  UNS Energy Corp.                                        24,006
                                                               --------------
                                                                       94,519
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.6%
          637  Belden, Inc.                                            22,805
        1,073  Encore Wire Corp.                                       33,113
        1,133  EnerSys (a)                                             39,066
          203  Powell Industries, Inc. (a)                              8,075
                                                               --------------
                                                                      103,059
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 7.0%
          545  Anixter International, Inc.                             31,948
        2,056  Benchmark Electronics, Inc. (a)                         30,470
        3,118  CTS Corp.                                               25,817
          824  Daktronics, Inc.                                         7,227
        2,287  Insight Enterprises, Inc. (a)                           36,981
          713  Measurement Specialties, Inc. (a)                       23,251
        3,764  Mercury Computer Systems, Inc. (a)                      30,846
        1,617  Methode Electronics, Inc.                               16,364
        3,614  Newport Corp. (a)                                       39,103
          631  Park Electrochemical Corp.                              15,661
          776  Plexus Corp. (a)                                        20,882
        8,721  RadiSys Corp. (a)                                       24,768
        1,591  Rofin-Sinar Technologies, Inc. (a)                      28,972
          981  ScanSource, Inc. (a)                                    28,694
        1,227  SYNNEX Corp. (a)                                        39,743


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   (CONTINUED)
        4,239  TTM Technologies, Inc. (a)                      $       38,151
                                                               --------------
                                                                      438,878
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.2%
        3,563  Basic Energy Services, Inc. (a)                         37,019
          465  Bristow Group, Inc.                                     23,213
        1,127  Gulf Island Fabrication, Inc.                           26,744
          214  Hornbeck Offshore Services, Inc. (a)                     7,413
        3,393  ION Geophysical Corp. (a)                               21,919
        2,970  Matrix Service Co. (a)                                  31,155
        5,131  Pioneer Energy Services Corp. (a)                       33,865
        3,892  TETRA Technologies, Inc. (a)                            20,822
                                                               --------------
                                                                      202,150
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.3%
        1,061  Andersons (The), Inc.                                   41,676
        2,611  Spartan Stores, Inc.                                    37,494
                                                               --------------
                                                                       79,170
                                                               --------------
               FOOD PRODUCTS -- 1.7%
          699  Cal-Maine Foods, Inc.                                   30,148
        2,124  Diamond Foods, Inc.                                     39,337
        1,339  Seneca Foods Corp., Class A (a)                         38,275
                                                               --------------
                                                                      107,760
                                                               --------------
               GAS UTILITIES -- 1.1%
          548  Laclede Group (The), Inc.                               22,819
          318  Northwest Natural Gas Co.                               14,796
          241  Piedmont Natural Gas Co., Inc.                           7,681
          532  Southwest Gas Corp.                                     23,126
                                                               --------------
                                                                       68,422
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
        2,336  CryoLife, Inc.                                          14,460
        1,290  Greatbatch, Inc. (a)                                    28,354
          554  Invacare Corp.                                           7,562
          408  Meridian Bioscience, Inc.                                8,058
        1,663  Palomar Medical Technologies, Inc. (a)                  14,352
          794  Symmetry Medical, Inc. (a)                               7,273
                                                               --------------
                                                                       80,059
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 2.6%
        1,878  Almost Family, Inc. (a)                                 38,931
          830  AmSurg Corp. (a)                                        23,672
          549  Hanger, Inc. (a)                                        13,917
        2,759  Kindred Healthcare, Inc. (a)                            27,038
        3,157  PharMerica Corp. (a)                                    38,578
          688  PSS World Medical, Inc. (a)                             19,691
                                                               --------------
                                                                      161,827
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE -- 4.2%
        5,662  Boyd Gaming Corp. (a)                           $       34,934
          557  Jack in the Box, Inc. (a)                               14,487
        3,601  Marcus (The) Corp.                                      39,251
        3,605  Monarch Casino & Resort, Inc. (a)                       32,878
        2,563  Pinnacle Entertainment, Inc. (a)                        32,704
          964  Red Robin Gourmet Burgers, Inc. (a)                     32,198
        4,330  Ruby Tuesday, Inc. (a)                                  31,263
        2,464  Ruth's Hospitality Group, Inc. (a)                      16,386
          763  Sonic Corp. (a)                                          7,607
        1,377  Texas Roadhouse, Inc.                                   22,417
                                                               --------------
                                                                      264,125
                                                               --------------
               HOUSEHOLD DURABLES -- 2.8%
        1,869  American Greetings Corp., Class A                       32,091
        1,432  Ethan Allen Interiors, Inc.                             42,115
        1,256  Helen of Troy Ltd. (a)                                  37,956
        1,609  La-Z-Boy, Inc. (a)                                      26,098
        2,274  Universal Electronics, Inc. (a)                         39,022
                                                               --------------
                                                                      177,282
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.2%
        1,299  Central Garden & Pet Co., Class A (a)                   14,640
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
          529  Standex International Corp.                             24,461
                                                               --------------
               INSURANCE -- 3.8%
          289  AMERISAFE, Inc. (a)                                      7,586
          855  Employers Holdings, Inc.                                15,604
        2,207  Horace Mann Educators Corp.                             42,397
        2,041  Meadowbrook Insurance Group, Inc.                       11,470
        1,393  National Financial Partners Corp. (a)                   25,562
          318  Navigators Group (The), Inc. (a)                        16,879
        1,127  Presidential Life Corp.                                 15,755
          512  Safety Insurance Group, Inc.                            23,731
          412  Selective Insurance Group, Inc.                          7,618
        1,559  Stewart Information Services Corp.                      36,356
          810  Tower Group, Inc.                                       14,596
          937  United Fire Group, Inc.                                 22,273
                                                               --------------
                                                                      239,827
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.4%
        2,345  PetMed Express, Inc.                                    25,560
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 2.2%
          844  DealerTrack Holdings, Inc. (a)                          23,067
        2,797  Dice Holdings, Inc. (a)                                 24,697
          942  Digital River, Inc. (a)                                 13,508
          649  Perficient, Inc. (a)                                     7,379
        3,742  QuinStreet, Inc. (a)                                    22,901
        7,241  United Online, Inc.                                     38,812
          940  XO Group, Inc. (a)                                       7,567
                                                               --------------
                                                                      137,931
                                                               --------------
               IT SERVICES -- 1.1%
        2,262  CIBER, Inc. (a)                                          7,058


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES (CONTINUED)
        5,810  NCI, Inc., Class A (a)                          $       32,652
        1,841  TeleTech Holdings, Inc. (a)                             31,002
                                                               --------------
                                                                       70,712
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.3%
          378  Arctic Cat, Inc. (a)                                    13,710
          538  JAKKS Pacific, Inc.                                      6,946
                                                               --------------
                                                                       20,656
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.7%
        5,438  Affymetrix, Inc. (a)                                    17,238
        2,007  Cambrex Corp. (a)                                       24,245
                                                               --------------
                                                                       41,483
                                                               --------------
               MACHINERY -- 4.0%
          823  Actuant Corp., Class A                                  23,242
          745  Astec Industries, Inc. (a)                              21,456
        1,255  Barnes Group, Inc.                                      28,714
          841  Briggs & Stratton Corp.                                 16,610
          729  Cascade Corp.                                           47,378
          872  EnPro Industries, Inc. (a)                              31,880
          202  ESCO Technologies, Inc.                                  7,563
          480  John Bean Technologies Corp.                             7,402
        1,054  Kaydon Corp.                                            23,567
        2,228  Lydall, Inc. (a)                                        28,763
          172  Mueller Industries, Inc.                                 7,534
          183  Tennant Co.                                              6,848
                                                               --------------
                                                                      250,957
                                                               --------------
               MEDIA -- 0.8%
        2,764  Digital Generation, Inc. (a)                            25,705
          737  E.W. Scripps (The) Co., Class A (a)                      7,820
        1,823  Live Nation Entertainment, Inc. (a)                     16,680
                                                               --------------
                                                                       50,205
                                                               --------------
               METALS & MINING -- 2.6%
        1,031  Globe Specialty Metals, Inc.                            15,496
          451  Haynes International, Inc.                              22,857
          402  Kaiser Aluminum Corp.                                   24,353
        1,679  Materion Corp.                                          35,175
        2,368  Olympic Steel, Inc.                                     42,624
          327  RTI International Metals, Inc. (a)                       7,452
          974  SunCoke Energy, Inc. (a)                                15,652
                                                               --------------
                                                                      163,609
                                                               --------------
               MULTILINE RETAIL -- 0.7%
        2,809  Fred's, Inc., Class A                                   38,062
        1,198  Tuesday Morning Corp. (a)                                7,152
                                                               --------------
                                                                       45,214
                                                               --------------
               MULTI-UTILITIES -- 1.1%
        1,220  Avista Corp.                                            31,012
          120  CH Energy Group, Inc.                                    7,804


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
          867  NorthWestern Corp.                              $       31,047
                                                               --------------
                                                                       69,863
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 3.7%
        2,208  Cloud Peak Energy, Inc. (a)                             46,589
        1,708  Comstock Resources, Inc. (a)                            29,241
        1,004  Gulfport Energy Corp. (a)                               33,313
          993  PDC Energy, Inc. (a)                                    30,058
        5,064  Penn Virginia Corp.                                     22,889
        1,591  Stone Energy Corp. (a)                                  37,531
        1,914  Swift Energy Co. (a)                                    31,983
                                                               --------------
                                                                      231,604
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.9%
        1,247  Buckeye Technologies, Inc.                              32,671
          822  Neenah Paper, Inc.                                      21,290
                                                               --------------
                                                                       53,961
                                                               --------------
               PROFESSIONAL SERVICES -- 2.3%
          922  CDI Corp.                                               15,849
          310  Insperity, Inc.                                          8,094
        3,172  Kelly Services, Inc., Class A                           42,156
        3,617  Navigant Consulting, Inc. (a)                           37,581
        2,395  Resources Connection, Inc.                              29,554
          999  TrueBlue, Inc. (a)                                      13,037
                                                               --------------
                                                                      146,271
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.0%
          353  Entertainment Properties Trust                          15,691
          708  Franklin Street Properties Corp.                         8,078
          246  LTC Properties, Inc.                                     8,120
          683  Universal Health Realty Income Trust                    33,768
                                                               --------------
                                                                       65,657
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
          470  Forestar Group, Inc. (a)                                 7,525
                                                               --------------
               ROAD & RAIL -- 2.0%
        5,047  Arkansas Best Corp.                                     40,628
        1,762  Heartland Express, Inc.                                 24,580
        2,196  Knight Transportation, Inc.                             33,203
          781  Old Dominion Freight Line, Inc. (a)                     26,195
                                                               --------------
                                                                      124,606
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 2.9%
        1,274  Advanced Energy Industries, Inc. (a)                    15,046
        3,910  Brooks Automation, Inc.                                 28,230
          836  Cohu, Inc.                                               7,357
        1,846  Diodes, Inc. (a)                                        27,985
          752  Micrel, Inc.                                             7,287
        1,232  MKS Instruments, Inc.                                   29,112
        1,137  Nanometrics, Inc. (a)                                   15,645


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   (CONTINUED)
          904  Pericom Semiconductor Corp. (a)                 $        6,988
        2,243  Rudolph Technologies, Inc. (a)                          21,331
        4,663  TriQuint Semiconductor, Inc. (a)                        21,916
                                                               --------------
                                                                      180,897
                                                               --------------
               SOFTWARE -- 0.5%
        1,755  EPIQ Systems, Inc.                                      21,428
          502  Monotype Imaging Holdings, Inc.                          7,686
                                                               --------------
                                                                       29,114
                                                               --------------
               SPECIALTY RETAIL -- 6.7%
        2,367  Big 5 Sporting Goods Corp.                              21,137
        1,057  Cato (The) Corp., Class A                               29,998
        1,381  Finish Line (The), Inc., Class A                        28,732
          260  Group 1 Automotive, Inc.                                16,123
        2,880  Haverty Furniture Cos., Inc.                            43,229
        3,609  Hot Topic, Inc.                                         31,037
        4,025  Kirkland's, Inc. (a)                                    38,600
          707  Lithia Motors, Inc., Class A                            24,179
          912  Men's Wearhouse (The), Inc.                             29,904
        4,020  OfficeMax, Inc.                                         29,547
        3,926  Pep Boys-Manny, Moe & Jack (The)                        39,221
        1,241  Sonic Automotive, Inc., Class A                         24,075
        1,491  Stage Stores, Inc.                                      36,530
        2,767  Stein Mart, Inc. (a)                                    21,749
          282  Zumiez, Inc. (a)                                         7,137
                                                               --------------
                                                                      421,198
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
        1,937  Crocs, Inc. (a)                                         24,406
        1,842  Fifth & Pacific Cos., Inc. (a)                          20,225
        1,721  Iconix Brand Group, Inc. (a)                            31,856
          382  Maidenform Brands, Inc. (a)                              7,147
          465  Movado Group, Inc.                                      14,736
        1,068  Perry Ellis International, Inc. (a)                     22,044
       12,040  Quiksilver, Inc. (a)                                    38,528
                                                               --------------
                                                                      158,942
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 1.0%
        1,725  Bank Mutual Corp.                                        7,780
          890  Brookline Bancorp, Inc.                                  7,547
        1,087  Dime Community Bancshares, Inc.                         15,761
          642  Northwest Bancshares, Inc.                               7,640
          994  Provident Financial Services, Inc.                      14,910
        1,372  TrustCo Bank Corp.                                       7,656
                                                               --------------
                                                                       61,294
                                                               --------------
               TOBACCO -- 0.3%
        7,290  Alliance One International, Inc. (a)                    22,162
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
          451  NTELOS Holdings Corp.                           $        6,878
        3,367  USA Mobility, Inc.                                      37,205
                                                               --------------
                                                                       44,083
                                                               --------------

               TOTAL INVESTMENTS -- 99.8%                           6,280,510
               (Cost $6,367,435) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                                    14,917
                                                               --------------
               NET ASSETS -- 100.0%                            $    6,295,427
                                                               ==============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $320,421 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $407,346.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $  6,280,510        $         --       $     --
                          ======================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.8%
          899  Cubic Corp.                                     $       43,871
          710  Teledyne Technologies, Inc. (a)                         45,462
                                                               --------------
                                                                       89,333
                                                               --------------
               AIRLINES -- 0.4%
          710  Allegiant Travel Co. (a)                                51,645
                                                               --------------
               BEVERAGES -- 0.2%
          201  Boston Beer (The) Co., Inc., Class A (a)                21,624
                                                               --------------
               BIOTECHNOLOGY -- 0.9%
        1,894  Cubist Pharmaceuticals, Inc. (a)                        81,252
        1,930  Spectrum Pharmaceuticals, Inc. (a)                      21,539
                                                               --------------
                                                                      102,791
                                                               --------------
               BUILDING PRODUCTS -- 1.7%
        1,962  A.O. Smith Corp.                                       119,231
        1,147  AAON, Inc.                                              24,064
        4,502  NCI Building Systems, Inc. (a)                          50,467
                                                               --------------
                                                                      193,762
                                                               --------------
               CAPITAL MARKETS -- 0.9%
        1,895  Financial Engines, Inc. (a)                             45,499
        4,545  HFF, Inc., Class A (a)                                  63,312
                                                               --------------
                                                                      108,811
                                                               --------------
               CHEMICALS -- 6.3%
        3,244  American Vanguard Corp.                                115,908
          613  Balchem Corp.                                           21,351
        2,208  H.B. Fuller Co.                                         67,123
        1,630  Hawkins, Inc.                                           63,733
          464  Innophos Holdings, Inc.                                 22,109
        1,939  Koppers Holdings, Inc.                                  69,222
        3,460  Kraton Performance Polymers, Inc. (a)                   75,497
        2,573  LSB Industries, Inc. (a)                               103,615
        1,935  Quaker Chemical Corp.                                  102,536
          936  Stepan Co.                                              89,669
                                                               --------------
                                                                      730,763
                                                               --------------
               COMMERCIAL BANKS -- 2.7%
        2,620  Bank of the Ozarks, Inc.                                85,779
          625  First Financial Bankshares, Inc.                        22,644
        1,987  Home BancShares, Inc.                                   68,829
        2,271  Texas Capital Bancshares, Inc. (a)                     107,804
          462  UMB Financial Corp.                                     20,573
                                                               --------------
                                                                      305,629
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.8%
        3,949  Healthcare Services Group, Inc.                         94,381


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
        1,081  Portfolio Recovery Associates, Inc. (a)         $      113,127
                                                               --------------
                                                                      207,508
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.9%
        2,368  NETGEAR, Inc. (a)                                       84,088
        1,365  Oplink Communications, Inc. (a)                         20,284
                                                               --------------
                                                                      104,372
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.0%
        2,749  3D Systems Corp. (a)                                   119,582
                                                               --------------
               CONSTRUCTION MATERIALS -- 2.2%
        2,440  Eagle Materials, Inc.                                  129,247
       17,155  Headwaters, Inc. (a)                                   123,344
                                                               --------------
                                                                      252,591
                                                               --------------
               CONSUMER FINANCE -- 0.8%
          978  First Cash Financial Services, Inc. (a)                 43,677
          667  World Acceptance Corp. (a)                              44,529
                                                               --------------
                                                                       88,206
                                                               --------------
               DISTRIBUTORS -- 0.6%
        1,629  Pool Corp.                                              68,613
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.8%
        1,239  American Public Education, Inc. (a)                     45,137
          642  Capella Education Co. (a)                               20,043
          500  Coinstar, Inc. (a)                                      23,470
                                                               --------------
                                                                       88,650
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                    -- 1.1%
        1,576  Atlantic Tele-Network, Inc.                             65,310
        6,911  General Communication, Inc., Class A (a)                60,402
                                                               --------------
                                                                      125,712
                                                               --------------
               ELECTRICAL EQUIPMENT -- 2.0%
        2,972  AZZ, Inc.                                              117,216
        1,866  Franklin Electric Co., Inc.                            108,116
                                                               --------------
                                                                      225,332
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                   -- 3.5%
          618  Badger Meter, Inc.                                      26,475
          545  FARO Technologies, Inc. (a)                             21,909
        1,688  FEI Co.                                                 92,924
        2,108  MTS Systems Corp.                                      106,264
        1,450  OSI Systems, Inc. (a)                                  114,913
        1,066  Rogers Corp. (a)                                        42,011
                                                               --------------
                                                                      404,496
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES -- 0.8%
        1,475  Geospace Technologies Corp. (a)                 $       95,477
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.4%
        1,185  Casey's General Stores, Inc.                            61,087
        1,931  United Natural Foods, Inc. (a)                         102,806
                                                               --------------
                                                                      163,893
                                                               --------------
               FOOD PRODUCTS -- 3.6%
        2,979  B&G Foods, Inc.                                         90,174
        1,806  Calavo Growers, Inc.                                    42,640
        4,937  Darling International, Inc. (a)                         81,609
        1,792  Hain Celestial Group (The), Inc. (a)                   103,577
          392  J & J Snack Foods Corp.                                 22,450
          507  Sanderson Farms, Inc.                                   22,962
        1,806  Snyder's-Lance, Inc.                                    45,764
                                                               --------------
                                                                      409,176
                                                               --------------
               GAS UTILITIES -- 0.2%
          492  New Jersey Resources Corp.                              21,874
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 6.4%
        1,257  Abaxis, Inc. (a)                                        46,232
        3,053  Align Technology, Inc. (a)                              81,149
        1,155  Analogic Corp.                                          85,077
        2,501  Cantel Medical Corp.                                    65,051
        1,723  Cyberonics, Inc. (a)                                    79,689
          561  Haemonetics Corp. (a)                                   45,834
        1,120  ICU Medical, Inc. (a)                                   66,449
        1,099  Integra LifeSciences Holdings (a)                       42,037
        4,536  Merit Medical Systems, Inc. (a)                         65,500
        1,971  NuVasive, Inc. (a)                                      28,422
        3,349  SurModics, Inc. (a)                                     60,215
        1,276  West Pharmaceutical Services, Inc.                      68,738
                                                               --------------
                                                                      734,393
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 6.3%
          943  Air Methods Corp. (a)                                  103,381
        3,950  Bio-Reference Laboratories, Inc. (a)                   109,652
        2,414  Centene Corp. (a)                                       91,684
          974  Chemed Corp.                                            65,501
          503  CorVel Corp. (a)                                        21,393
        2,951  Ensign Group (The), Inc.                                86,051
        1,482  IPC Hospitalist (The) Co. (a)                           51,114
          754  Landauer, Inc.                                          43,694
          872  Magellan Health Services, Inc. (a)                      43,731
        1,055  MWI Veterinary Supply, Inc. (a)                        110,796
                                                               --------------
                                                                      726,997
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 1.7%
        3,173  HealthStream, Inc. (a)                                  81,039


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE TECHNOLOGY (CONTINUED)
        2,720  Medidata Solutions, Inc. (a)                    $      114,294
                                                               --------------
                                                                      195,333
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 4.9%
           62  Biglari Holdings, Inc. (a)                              21,924
          996  BJ's Restaurants, Inc. (a)                              32,918
          525  Buffalo Wild Wings, Inc. (a)                            39,874
        1,346  Cracker Barrel Old Country Store, Inc.                  85,673
        1,209  DineEquity, Inc. (a)                                    75,804
        2,385  Interval Leisure Group, Inc.                            45,458
        7,176  Multimedia Games Holding Co.,  Inc. (a)                114,099
        2,113  Papa John's International, Inc. (a)                    112,665
        2,856  SHFL entertainment, Inc. (a)                            40,355
                                                               --------------
                                                                      568,770
                                                               --------------
               HOUSEHOLD DURABLES -- 1.1%
        3,763  Ryland Group (The), Inc.                               127,453
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.4%
          855  WD-40 Co.                                               40,920
                                                               --------------
               INSURANCE -- 1.0%
        2,405  eHealth, Inc. (a)                                       52,188
        1,118  Infinity Property & Casualty Corp.                      63,849
                                                               --------------
                                                                      116,037
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.4%
        1,217  Blue Nile, Inc. (a)                                     45,966
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 2.3%
        6,338  Blucora, Inc. (a)                                      111,232
        2,064  j2 Global, Inc.                                         62,003
        1,349  Liquidity Services, Inc. (a)                            55,619
        2,493  LivePerson, Inc. (a)                                    39,115
                                                               --------------
                                                                      267,969
                                                               --------------
               IT SERVICES -- 5.3%
        2,274  Cardtronics, Inc. (a)                                   64,604
        5,019  CSG Systems International, Inc. (a)                    103,442
        3,061  Exlservice Holdings, Inc. (a)                           90,728
        2,138  Heartland Payment Systems, Inc.                         55,759
        6,212  iGATE Corp. (a)                                         99,703
        1,890  MAXIMUS, Inc.                                          104,290
        5,082  Virtusa Corp. (a)                                       87,207
                                                               --------------
                                                                      605,733
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 1.2%
        1,995  Brunswick Corp.                                         47,062
        1,825  Sturm, Ruger & Co., Inc.                                86,195
                                                               --------------
                                                                      133,257
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES -- 1.0%
       11,066  Enzo Biochem, Inc. (a)                          $       22,132
        2,936  PAREXEL International Corp. (a)                         90,106
                                                               --------------
                                                                      112,238
                                                               --------------
               MACHINERY -- 3.8%
        2,392  CIRCOR International, Inc.                              82,500
          938  Lindsay Corp.                                           71,635
        1,894  Robbins & Myers, Inc.                                  112,276
        2,270  Toro (The) Co.                                          95,840
        1,790  Watts Water Technologies, Inc., Class A                 72,012
                                                               --------------
                                                                      434,263
                                                               --------------
               MEDIA -- 0.2%
          594  Arbitron, Inc.                                          21,598
                                                               --------------
               METALS & MINING -- 0.7%
        2,665  AMCOL International Corp.                               84,161
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 0.5%
        2,248  Approach Resources, Inc. (a)                            55,368
                                                               --------------
               PAPER & FOREST PRODUCTS -- 2.1%
        2,732  Clearwater Paper Corp. (a)                             108,023
        5,041  KapStone Paper & Packaging Corp. (a)                   110,751
          682  Schweitzer-Mauduit International, Inc.                  23,891
                                                               --------------
                                                                      242,665
                                                               --------------
               PERSONAL PRODUCTS -- 1.7%
        4,935  Inter Parfums, Inc.                                     90,113
        4,317  Medifast, Inc. (a)                                     110,170
                                                               --------------
                                                                      200,283
                                                               --------------
               PHARMACEUTICALS -- 1.3%
        3,415  Akorn, Inc. (a)                                         41,014
        3,499  Medicines (The) Co. (a)                                 76,698
        1,494  ViroPharma, Inc. (a)                                    37,724
                                                               --------------
                                                                      155,436
                                                               --------------
               PROFESSIONAL SERVICES -- 0.4%
          788  Exponent, Inc. (a)                                      43,324
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.8%
          907  Acadia Realty Trust                                     23,292
          423  EastGroup Properties, Inc.                              22,021
        2,716  Extra Space Storage, Inc.                               93,675
          976  Healthcare Realty Trust, Inc.                           22,926
          502  Kilroy Realty Corp.                                     22,294
          337  PS Business Parks, Inc.                                 21,612
          507  Saul Centers, Inc.                                      21,938
        1,171  Sovran Self Storage, Inc.                               67,684


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
          696  Tanger Factory Outlet Centers, Inc.             $       21,903
                                                               --------------
                                                                      317,345
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 2.5%
        2,940  Cirrus Logic, Inc. (a)                                 119,834
        3,879  Entropic Communications, Inc. (a)                       18,658
        2,171  Kulicke & Soffa Industries, Inc. (a)                    22,274
        2,250  Microsemi Corp. (a)                                     43,200
        1,143  Monolithic Power Systems, Inc. (a)                      22,209
        2,158  Ultratech, Inc. (a)                                     66,704
                                                               --------------
                                                                      292,879
                                                               --------------
               SOFTWARE -- 6.2%
        1,829  Bottomline Technologies, Inc. (a)                       42,799
        1,538  CommVault Systems, Inc. (a)                             96,079
        2,869  Ebix, Inc.                                              62,515
          749  Interactive Intelligence Group, Inc. (a)                23,751
        1,421  JDA Software Group, Inc. (a)                            54,197
        1,577  Manhattan Associates, Inc. (a)                          94,620
          168  MicroStrategy, Inc., Class A (a)                        15,871
        3,540  NetScout Systems, Inc. (a)                              87,544
        1,325  OPNET Technologies, Inc.                                56,220
          918  Sourcefire, Inc. (a)                                    39,281
          983  Synchronoss Technologies, Inc. (a)                      20,142
        1,539  Tyler Technologies, Inc. (a)                            73,579
        7,220  VASCO Data Security International, Inc. (a)             51,118
                                                               --------------
                                                                      717,716
                                                               --------------
               SPECIALTY RETAIL -- 6.0%
          495  Buckle (The), Inc.                                      22,359
        1,505  Children's Place Retail Stores (The), Inc. (a)          87,937
        1,353  Genesco, Inc. (a)                                       77,527
        1,139  Hibbett Sports, Inc. (a)                                61,495
          464  Jos. A. Bank Clothiers, Inc. (a)                        21,710
        2,227  Lumber Liquidators Holdings, Inc. (a)                  124,311
        3,624  rue21, Inc. (a)                                        109,119
        3,578  Select Comfort Corp. (a)                                99,576
        1,548  Vitamin Shoppe, Inc. (a)                                88,607
                                                               --------------
                                                                      692,641
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
        2,000  Oxford Industries, Inc.                                110,960
        2,582  Steven Madden Ltd. (a)                                 110,819
        1,526  Wolverine World Wide, Inc.                              63,894
                                                               --------------
                                                                      285,673
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE -- 0.6%
        3,533  ViewPoint Financial Group, Inc.                 $       73,486
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 1.4%
        2,180  Applied Industrial Technologies, Inc.                   88,486
        1,889  Kaman Corp.                                             70,271
                                                               --------------
                                                                      158,757
                                                               --------------
               WATER UTILITIES -- 0.6%
        1,524  American States Water Co.                               67,086
                                                               --------------
               TOTAL INVESTMENTS -- 99.9%                          11,497,587
               (Cost $11,783,388) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                    16,835
                                                               --------------
               NET ASSETS -- 100.0%                            $   11,514,422
                                                               ==============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $292,636 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $578,437.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $ 11,497,587        $         --       $     --
                          ======================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.7%
        1,275  Honeywell International, Inc.                   $       78,081
                                                               --------------
               AUTOMOBILES -- 6.8%
       38,629  Ford Motor Co.                                         431,100
       13,394  General Motors Co. (a)                                 341,547
                                                               --------------
                                                                      772,647
                                                               --------------
               BIOTECHNOLOGY -- 5.5%
        2,710  Amgen, Inc.                                            234,537
        5,742  Gilead Sciences, Inc. (a)                              385,633
                                                               --------------
                                                                      620,170
                                                               --------------
               CHEMICALS -- 3.3%
        5,261  Dow Chemical (The) Co.                                 154,147
        2,511  Monsanto Co.                                           216,122
                                                               --------------
                                                                      370,269
                                                               --------------
               COMMERCIAL BANKS -- 1.3%
        1,207  PNC Financial Services Group, Inc.                      70,235
        2,206  Wells Fargo & Co.                                       74,320
                                                               --------------
                                                                      144,555
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.8%
       11,971  Cisco Systems, Inc.                                    205,183
                                                               --------------
               COMPUTERS & PERIPHERALS -- 2.4%
          457  Apple, Inc.                                            271,961
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 5.0%
       25,881  Bank of America Corp.                                  241,211
        4,656  Citigroup, Inc.                                        174,088
        3,764  JPMorgan Chase & Co.                                   156,883
                                                               --------------
                                                                      572,182
                                                               --------------
               ELECTRIC UTILITIES -- 1.4%
        2,351  Duke Energy Corp.                                      154,437
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.7%
        1,578  Emerson Electric Co.                                    76,423
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.1%
        3,804  National Oilwell Varco, Inc.                           280,355
        1,053  Schlumberger Ltd.                                       73,215
                                                               --------------
                                                                      353,570
                                                               --------------
               FOOD & STAPLES RETAILING -- 7.9%
        1,522  Costco Wholesale Corp.                                 149,811
        4,720  CVS Caremark Corp.                                     219,008
        8,362  Walgreen Co.                                           294,593
        3,097  Wal-Mart Stores, Inc.                                  232,337
                                                               --------------
                                                                      895,749
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
        3,533  Medtronic, Inc.                                 $      146,902
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 5.3%
        6,078  Express Scripts Holding Co. (a)                        374,040
        4,124  UnitedHealth Group, Inc.                               230,944
                                                               --------------
                                                                      604,984
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.6%
        3,354  General Electric Co.                                    70,635
                                                               --------------
               INSURANCE -- 4.9%
        9,293  American International Group, Inc. (a)                 324,604
        6,632  MetLife, Inc.                                          235,370
                                                               --------------
                                                                      559,974
                                                               --------------
               INTERNET & CATALOG RETAIL -- 1.8%
          899  Amazon.com, Inc. (a)                                   209,305
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 5.8%
        7,868  eBay, Inc. (a)                                         379,946
          404  Google, Inc., Class A (a)                              274,627
                                                               --------------
                                                                      654,573
                                                               --------------
               IT SERVICES -- 3.3%
        4,351  Accenture PLC, Class A                                 293,301
          567  Visa, Inc., Class A                                     78,677
                                                               --------------
                                                                      371,978
                                                               --------------
               MACHINERY -- 0.7%
          885  Caterpillar, Inc.                                       75,057
                                                               --------------
               MEDIA -- 8.7%
       10,648  Comcast Corp., Class A                                 399,407
        6,211  News Corp., Class A                                    148,567
        6,722  Time Warner, Inc.                                      292,071
        2,914  Walt Disney (The) Co.                                  142,990
                                                               --------------
                                                                      983,035
                                                               --------------
               METALS & MINING -- 2.0%
        5,774  Freeport-McMoRan Copper & Gold, Inc.                   224,493
                                                               --------------
               MULTILINE RETAIL -- 1.3%
        2,400  Target Corp.                                           153,000
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 14.9%
        4,405  Apache Corp.                                           364,514
        3,268  Chevron Corp.                                          360,166
        5,329  ConocoPhillips                                         308,283
        3,332  Exxon Mobil Corp.                                      303,778
        4,426  Occidental Petroleum Corp.                             349,477
                                                               --------------
                                                                    1,686,218
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

OCTOBER 31, 2012 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS -- 0.7%
        1,607  Eli Lilly & Co.                                 $       78,148
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                    -- 3.2%
       16,794  Intel Corp.                                            363,170
                                                               --------------
               SPECIALTY RETAIL -- 5.4%
        6,309  Home Depot (The), Inc.                                 387,247
        2,519  Lowe's Cos., Inc.                                       81,565
        3,402  TJX (The) Cos., Inc.                                   141,625
                                                               --------------
                                                                      610,437
                                                               --------------

               TOTAL INVESTMENTS -- 99.8%                          11,307,136
               (Cost $10,980,372) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                                    20,407
                                                               --------------
               NET ASSETS -- 100.0%                            $   11,327,543
                                                               ==============


(a)  Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $572,972 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $246,208.



----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                   LEVEL 1              LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------

Common Stocks*              $ 11,307,136        $         --       $     --
                          ======================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at October 31, 2012.


                See Notes to Quarterly Portfolio of Investments


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FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
STYLE FUNDS
OCTOBER 31, 2012 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company. The Trust currently consists of twenty-one exchange-traded funds (each a "Fund" and collectively, the "Funds") considered either a Sector Fund or a Style Fund, each having a separate report. This report covers the twelve Style Funds listed below:

         First Trust Large Cap Core AlphaDEX(R) Fund
         First Trust Mid Cap Core AlphaDEX(R) Fund
         First Trust Small Cap Core AlphaDEX(R) Fund
         First Trust Large Cap Value AlphaDEX(R) Fund
         First Trust Large Cap Growth AlphaDEX(R) Fund
         First Trust Multi Cap Value AlphaDEX(R) Fund
         First Trust Multi Cap Growth AlphaDEX(R) Fund
         First Trust Mid Cap Value AlphaDEX(R) Fund
         First Trust Mid Cap Growth AlphaDEX(R) Fund
         First Trust Small Cap Value AlphaDEX(R) Fund
         First Trust Small Cap Growth AlphaDEX(R) Fund
         First Trust Mega Cap AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended. Each Fund's securities will be valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the


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FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
STYLE FUNDS
OCTOBER 31, 2012 (UNAUDITED)


market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to the following:

      1) the type of security;
      2) the size of the holding;
      3) the initial cost of the security;
      4) transactions in comparable securities;
      5) price quotes from dealers and/or pricing services;
      6) relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8) an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
           o Quoted prices for similar investments in active markets.
           o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
           o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
           o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of October 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


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FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
STYLE FUNDS
OCTOBER 31, 2012 (UNAUDITED)


C. SECURITIES LENDING

The Funds may lend securities representing up to 20% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At October 31, 2012, the Style Funds had no securities in the securities lending program.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
OCTOBER 31, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of S&P Dow Jones Indices LLC ("S&P Dow Jones"). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones or S&P makes any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               -----------------------------------------------

By:  /s/ Mark R. Bradley
     -----------------------------------------------------------
     Mark R. Bradley,
     President and Chief Executive Officer
     (principal executive officer)

Date: December 24, 2012
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Bradley
     -----------------------------------------------------------
     Mark R. Bradley,
     President and Chief Executive Officer
     (principal executive officer)


Date: December 24, 2012
      ------------------------------

By:  /s/ James M. Dykas
     -----------------------------------------------------------
     James M. Dykas,
     Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: December 24, 2012
      ------------------------------